UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

Mutual of America Investment Corporation

(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y. 10022

(Address of principal executive offices) (Zip code)

James J. Roth

Chairman of the Board, President and Chief Executive Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(212) 224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORTS TO STOCKHOLDERS.

JUNE 30, 2019

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

320 PARK AVENUE

NEW YORK NY 10022-6839

August 2019

As a valued variable annuity owner, variable life insurance policyholder or participant in a group variable annuity, we are pleased to provide you with the semi-annual fund reports for the investment options you have selected. Included in this booklet are the semi-annual reports of the Mutual of America Investment Corporation Funds. If you have also selected other investments options, you will receive semi-annual reports for those funds in a separate booklet or booklets. The reports provide an update on each portfolio’s performance as of June 30, 2019. Please note that portfolio performance does not take into account the fees charged by the annuity contract or life insurance policy. When viewed net of these contract fees, your performance will be lower. As always, past performance cannot predict or guarantee future returns.

Mutual of America has specialized in providing retirement products and related services to organizations and their employees, as well as individuals, for more than 70 years. As a mutual company, we do not have stockholders and are not publicly traded. We operate solely for the benefit of our customers, managing the Company for their long-term interest, rather than for the short-term demands of stockholders.

Since 1945, Mutual of America has remained committed to offering plan sponsors, plan participants and individuals carefully selected, quality products and services at a competitive price and the personal attention they need to help build and preserve assets for a financially secure future. Integrity, prudence, and reliability are the values that have guided us since our inception and that continue to serve us well.

We hope you will find the enclosed information helpful. We appreciate and value your business and look forward to serving you in the future. If you have any questions, please call your local Mutual of America Regional Office or 1-800-468-3785.

Sincerely,

Mutual of America Life Insurance Company

JUNE 30, 2019

Semi-Annual Reports of Investment Options Offered by Mutual of America Life Insurance Company

This report is not to be construed as an offering for sale of any Variable Policy. No offering is made except in conjunction with a prospectus, which must precede or accompany this report.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Mutual of America. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Mutual of America electronically by signing up for the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on the Mutual of America website and indicating your consent to receive documents through the Mutual of America website.

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at 320 Park Avenue, New York, New York 10022, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Funds.

MUTUAL OF AMERICA INVESTMENT CORPORATION

We are pleased to present the Mutual of America Investment Corporation (the “Investment Company”) Semi-Annual Report. This Report includes important information regarding the performance and financial position of the Investment Company’s funds for the six months ended June 30, 2019.

During the first half of 2019 (as measured through June 28, 2019), the S&P 500® Index (S&P 500) advanced 18.5%, following a nearly 15% decline during the last quarter of 2018. Most other equity indexes around the world also posted strong advances. According to the respective MSCI, Inc. country indexes, Europe was up 13.2%, China came in at 11.5%, Japan increased 6.6% and the U.S. jumped 17.6% (including all stocks, not just the stocks that comprise the S&P 500 Index). The MSCI World Index – which represents the performance of large- and mid-cap stocks across 23 developed markets – jumped 15.6%. Of note, these advances came at a time of slowing growth across the globe.

Bond prices also advanced. However, rising bond prices, which translate into falling yields, are generally indicative of rising concern that the economy is heading toward recession. This rare circumstance of rising prices both for stocks and bonds suggests that stock and bond investors had far different outlooks. The yield on the benchmark 10-year Treasury note dropped from a peak of 3.23% in early November 2018, to 2.00% at the end of the second quarter of 2019. That drop in yield represents about an 11% advance in bond prices over a seven-month period, a dramatic move by historical standards, underscoring the bond market’s pessimistic perspective.

Why the discrepancy? In the case of the stock market, the bear market correction at the end of last year was prompted by mounting fear that the Federal Reserve’s (Fed’s) interest rate increases had gone too far and threatened a recession. Interestingly, bond prices began their ascent at the same time stocks started to plummet, suggesting that both markets were in agreement during that period. However, in December, after the Fed’s last rate hike, and under pressure from not only the markets but also the Trump administration to lower the fed funds rate, members of the Fed began to signal a more receptive tone to at least putting rates on hold. Over the first half of 2019, the Fed’s statements after each successive meeting in January, March, May and June became increasingly dovish, to the point of almost guaranteeing one or more rate cuts during the second half of 2019. As anticipated, the Fed lowered the fed funds rate by 25 basis points on Wednesday, July 31, the first reduction in over ten years.

Rising expectations of one or more Fed rate cuts largely accounted for the stock market’s ebullience in the first six months of the year. A setback in trade talks with China in early May caused a 6% pullback in the S&P 500; however, expectations of fruitful talks between President Trump and President Xi prior to the G20 summit in June propelled stocks to new highs. The bond market, however, remained skeptical, as indicated by the fact that the 10-year Treasury yield lingered around the 2.00% level throughout June and July even though the stock market was moving higher.

Then, on August 1, the fragile détente between the U.S. and China hit another setback when President Trump tweeted that he had decided to implement as of September 1 a 10% tariff on the remaining $300 billion of annual U.S. imports from China. From the market high prior to Trump’s tariff announcement until the close on Monday, August 5, the S&P 500 declined 5.6%. The 10-year Treasury note also dropped further to 1.72%. In short, the markets were suggesting that the Fed had done too little and the President had done too much.

While there is no question that growth has slowed globally, Fed policy and the trade issue with China have been the primary drivers of this year’s market behavior and volatility. The effectiveness of Fed policy going forward and the trajectory of trade negotiations between the U.S. and China remain the wild cards for the remainder of the year. With markets likely to experience further periods of heightened volatility, we encourage all of our clients to keep their long-term goals and objectives in mind.

The total return performance (net of investment management and other operating expenses) for each of the Investment Company Funds is reflected below:

Total Returns — Six Months Ended June 30, 2019

Equity Index Fund	+ 18.48%
All America Fund	+ 17.70%
Small Cap Value Fund	+ 11.95%
Small Cap Growth Fund	+ 17.02%
Small Cap Equity Index Fund	+ 13.57%
Mid Cap Value Fund	+ 16.62%
Mid-Cap Equity Index Fund	+ 17.91%
International Fund	+ 13.13%

Total Returns — Six Months Ended June 30, 2019
Composite Fund	+ 11.11%
Retirement Income Fund	+ 7.85%
2010 Retirement Fund	+ 8.68%
2015 Retirement Fund	+ 10.21%
2020 Retirement Fund	+ 11.46%
2025 Retirement Fund	+ 12.73%
2030 Retirement Fund	+ 14.05%
2035 Retirement Fund	+ 15.01%
2040 Retirement Fund	+ 15.28%
2045 Retirement Fund	+ 15.48%
2050 Retirement Fund	+ 15.55%
2055 Retirement Fund	+ 15.41%
2060 Retirement Fund	+ 15.47%
Conservative Allocation Fund	+ 9.13%
Moderate Allocation Fund	+ 12.21%
Aggressive Allocation Fund	+ 14.37%
Money Market Fund	+ 1.14%
Mid-Term Bond Fund	+ 4.53%
Bond Fund	+ 5.59%

The above performance figures do not reflect the deduction of respective Separate Account fees and expenses imposed by Mutual of America Life Insurance Company. All Fund performances presented throughout this report are historical, reflect the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages that immediately follow include brief discussions of each Fund’s performance for the six months ended June 30, 2019, compared to its relevant index.

Following the discussions are the graphical representations of the asset allocations of each Fund and an illustration of each Fund’s operating expenses. The portfolios of each Fund and financial statements are presented in the pages that follow.

Thank you for your continued investment in our Funds.

Sincerely,

James J. Roth

Chairman of the Board,

President and Chief Executive Officer

Mutual of America Investment Corporation

The views expressed in this Semi-Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

S&P® and S&P 500® are trademarks of Standard & Poor’s Financial Services LLC.

EQUITY INDEX FUND (Unaudited)

The Equity Index Fund’s objective is to replicate the performance of the S&P 500® Index (S&P 500), which consists of 500 stocks chosen by Standard & Poor’s for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock’s weight in the index proportionate to its market value. The weightings make each company’s influence on the S&P 500’s performance directly proportional to that company’s market value.

The Equity Index Fund’s performance for the six months ended June 30, 2019, was 18.55% before expenses and 18.48% after expenses, finishing slightly below the benchmark return of 18.54%. Note that the Equity Index Fund’s performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

ALL AMERICA FUND (Unaudited)

The investment objective of the All America Fund is to outperform the S&P 500® Index (S&P 500). The All America Fund is approximately 60% passively invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, comprised of 20% mid-cap capitalization stocks and 20% small cap stocks, thus providing exposure to all levels of market capitalization among domestic stocks.

For the six months ended June 30, 2019, the S&P 500 of large capitalization stocks increased by 18.54% on a total return basis, while the Russell® Midcap Core Index was up 21.35% and the Russell Midcap® Value Index was up 18.02%. The Russell 2000® Growth Index increased 20.36% and the Russell 2000® Value Index increased 13.47%.

The All America Fund’s return for the six months ended June 30, 2019, before expenses was 17.99% and 17.70% after expenses versus the benchmark return of 18.54% The underperformance of the Fund versus the S&P 500 during the year was due to the underperformance of the small capitalization segments of the fund as compared to the large capitalization benchmark.

SMALL CAP VALUE FUND (Unaudited)

The investment objective of the Small Cap Value Fund is capital appreciation. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the six months ended June 30, 2019, the Small Cap Value Fund returned 12.40% before expenses and 11.95% after expenses versus a 13.47% return for the Russell 2000® Value Index. Within the benchmark, the best performing sectors were Industrials and Technology while the worst performing sectors were Consumer Staples and Retail.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Fund performance included Finance and Retail, while sectors detracting from Fund performance included Consumer Cyclicals and Health Care.

SMALL CAP GROWTH FUND (Unaudited)

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 17.49% before expenses and 17.02% after expenses during the six months ended June 30, 2019. The Fund’s benchmark, the Russell 2000® Growth Index, returned 20.36% for the comparable period.

The small cap market peaked August 31, 2018. As of June 30, the small cap growth market had not returned to its old highs unlike some other equity market indices. Nonetheless, the bounce back investors had in the small cap growth market during the first six months of the year was a strong offset to the negative returns investors saw during the second half of 2018.

For the first six months of 2019, the higher end of the small capitalization size range drove returns. The Technology sector was the top performing sector in the Russell 2000® Growth Index. We outperformed in this sector and it added to nicely to the overall performance of the fund. Performance in Utilities and Real Estate Investment Trusts (REITS) also added to the performance of the fund. The Consumer Discretionary and Industrial sectors were a drag on performance.

Given our concern for excessive valuations in some of the growth industries of the equity marketplace, we struggled to keep up with the market rally in the first half of the calendar year.

SMALL CAP EQUITY INDEX FUND (Unaudited)

The Small-Cap Equity Index Fund invests in the 600 stocks that comprise the S&P SmallCap 600® Index (S&P SmallCap 600). The S&P SmallCap 600 is a market-weighted index of 600 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P SmallCap 600’s performance directly proportional to that company’s market value.

The Small-Cap Equity Index Fund’s return for the six months ended June 30, 2019, was 13.65% before expenses and 13.57% after expenses, finishing below the 13.69% return of the S&P SmallCap 600. Note that the performance of the Small-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

MID CAP VALUE FUND (Unaudited)

The investment objective of the Mid Cap Value Fund is to outperform the Russell Midcap® Value Index. The Mid Cap Value Fund generally invests in companies that are between $1 billion and $20 billion in market capitalization and have lower price-to-book characteristics.

For the six months ended June 30, 2019, the Mid Cap Value Fund returned 17.01% before expenses and 16.62% after expenses versus a 18.02% return for the Russell Midcap® Value Index. Within the benchmark, the best performing sectors were Technology and Industrials while the worst performing sectors were Retail and Basic Materials.

Stock selection was the primary driver of negative performance versus the benchmark. Sectors contributing to Mid Cap Value Fund performance included Finance and REITs, while sectors detracting from Fund performance included Retail and Health Care.

MID-CAP EQUITY INDEX FUND (Unaudited)

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (S&P MidCap 400). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company’s influence on the S&P MidCap 400’s performance directly proportional to that company’s market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The Mid-Cap Equity Index Fund’s performance for the six months ended June 30, 2019, was 17.99% before expenses and 17.91% after expenses, finishing below the 17.97% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

INTERNATIONAL FUND (Unaudited)

The International Fund seeks capital appreciation by investing, directly or indirectly, mainly in exchange traded funds that invest in stocks of large and mid-cap companies in developed market countries located outside of the United States and Canada that are reflected or contained in the Morgan Stanley Capital International, Inc. Europe, Australasia and Far East® Index (MSCI EAFE® Index). Currently the International Fund is invested mainly in exchange traded funds that reflect, replicate or follow the country weightings of the MSCI EAFE® Index. The Fund also has invested a small percentage of assets in exchange traded funds that provide exposure to emerging markets and to companies with small market capitalizations in developed market countries.

For the six months ended June 30, 2019, the International Fund returned 13.20% before expenses and 13.13% after expenses, finishing below the 14.03% return of the benchmark. The fund’s benchmark closes earlier in the day than the actual market for the fund’s investments. This time lag can result in both positive and negative performance differences.

COMPOSITE FUND (Unaudited)

The Composite Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

The primary investment objective of the fixed income portion of the fund is to provide a high level of current income, consistent with capital preservation, while minimizing volatility. It does this by investing primarily in investment grade publicly traded debt securities. The securities held include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

For the six month period ending June 30, 2019, the fixed income portion of the Fund had a total return of 5.82% before expenses. The fixed income market posted the strongest first half return in more than ten years in 2019. The Bloomberg Barclays U.S. Aggregate Index returned 6.11% for the period December 31, 2018 to June 30, 2019. All the asset classes represented in the Index delivered positive results during the period. In general, lower quality bonds outperformed higher and those with longer maturities outperformed shorter.

The Federal Reserve (Fed) governors paused their program to tighten monetary policy that began in December 2015. To that end, they held the Fed Funds target range at 2.25% - 2.50% in the first half. This decision was a bit of a surprise as market expectations early in the year called for additional tightening. As the reporting period progressed, the market instead started to price in one or more easings. Plans to wind down Fed holdings of Treasuries and Mortgages were also scaled back. In March, the Fed announced that the slow down in purchases of Treasuries would end in September and that, beginning in October 2019, principal payments from agency debt and mortgage-backed securities (MBS) will be invested in Treasuries subject to a $20 billion cap. Amounts above $20 billion will be reinvested in agency MBS.

Interest rates fell for much of the first half as concerns about economic growth both domestically and abroad furthered expectations of monetary easing by the Fed. The interest rate curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 2.49% on December 31, 2018 and 1.76% on June 30, 2019, a 73 basis point drop. Similarly, ten-year yields fell 68 basis points or 0.68% to 2.00%.

Investment grade spreads started the year with a continuation of the widening pattern that characterized much of 2018. After moving to multi-year wides in January, spreads reversed course and moved tighter for much of the six-month period. Lower supply without a significant drop in demand and growing investor comfort with risk in light of the double digit gain in the S&P 500 Index contributed to the strong performance.

The primary objective of the equity portion of the Composite Fund is to provide exposure to a diversified portfolio of primarily large capitalization, domestic equity securities that have the potential to outperform their peer group over the medium to long term. The portfolio has a focus on dividend income, and aims to continually earn a dividend yield that is higher than that of its benchmark without taking significant over or under weights in any sector.

For the six months ended June 30, 2019, the equity portion of the Fund had a total return of 15.54% (before expenses), underperforming the S&P 500® Index (S&P 500) which increased 18.54%. The underperformance of the Fund was due to less favorable stock selection, as the dividend paying stocks favored by the Fund’s strategy was generally not in favor during the year.

The Fund’s aggregate performance for the six months ended June 30, 2019, was 11.39% before expenses and 11.11% after expenses, versus a 13.54% return in the weighted benchmark.

RETIREMENT INCOME FUND (Unaudited)

The objective of the Retirement Income Fund is current income consistent with the preservation of capital and, to a lesser extent, capital appreciation. The Retirement Income Fund invests primarily in the fixed-income funds of the Investment Company and also invests in two equity funds of the Investment Company. The Fund’s current target allocation is approximately 75% of net assets in fixed-income funds (approximately 30% in the Bond, 30% in the Mid-Term Bond Funds and 15% in the Money Market Fund) and approximately 25% of net assets in equity funds (20% in the Equity Index Fund and 5% in the Mid-Cap Equity Index Fund).

Performance for the Retirement Income Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (15% weighting) and the S&P 500® Index (25% weighting). For the six months ended June 30, 2019, the Fund returned 7.90% before expenses and 7.85% after expenses, versus an 8.44% return in the weighted benchmark.

2010 RETIREMENT FUND (Unaudited)

The objective of the 2010 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2010. The 2010 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 72% of net assets in fixed-income funds (approximately 30% in the Bond Fund, 30% in the Mid-Term Bond Fund and 12% in the Money Market Fund) and approximately 28% of net assets in equity funds (20% in the Equity Index Fund, 6% in the Mid-Cap Equity Index Fund and 2% in the International Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2010 Retirement Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (60% weighting), the FTSE 3-Month Treasury Bill Index (12% weighting) and the S&P 500® Index (28% weighting). For the six months ended June 30, 2019, the Fund returned 8.70% before expenses and 8.68% after expenses, versus an 8.96% return in the weighted benchmark.

2015 RETIREMENT FUND (Unaudited)

The objective of the 2015 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a retirement in 2015. The 2015 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 63% of net assets in fixed-income funds (28% in the Bond Fund, 25% in the Mid-Term Bond Fund and 10% in the Money Market Fund) and approximately 37% of net assets in equity funds (approximately 22% in the Equity Index Fund, 8% in the Mid-Cap Equity Index Fund, 5% in the International Fund and 1% each in the Small Cap Growth and Small Cap Value Funds) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2015 Retirement Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (53% weighting), the FTSE 3-Month Treasury Bill Index (10% weighting) and the S&P 500® Index (37% weighting). For the six months ended June 30, 2019, the Fund returned 10.27% before expenses and 10.21% after expenses, versus a 10.17% return in the weighted benchmark.

2020 RETIREMENT FUND (Unaudited)

The objective of the 2020 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2020. The 2020 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 47% of net assets in equity funds (approximately 25% in the Equity Index Fund, 10% in the Mid-Cap Equity Index Fund, 8% in the International Fund and 2% each in the Small Cap Growth and Small Cap Value Funds) and approximately 53% of net assets in fixed-income funds (26% in the Bond Fund, 22% in the Mid-Term Bond Fund and 5% in the Money Market Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2020 Retirement Fund is compared to the S&P 500® Index (47% weighting), the FTSE 3-Month Treasury Bill Index (5% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (48% weighting). For the six months ended June 30, 2019, the Fund returned 11.50% before expenses and 11.46% after expenses, versus a 11.67% return in the weighted benchmark.

2025 RETIREMENT FUND (Unaudited)

The objective of the 2025 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2025. The 2025 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 57% of net assets in equity funds (approximately 29% in the Equity Index Fund, 12% in the Mid-Cap Equity Index Fund, 10% in the International Fund and 3% each in the Small Cap Growth and Small Cap Value Funds) and approximately 43% of net assets in fixed-income funds (25% in the Bond Fund and 18% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2025 Retirement Fund is compared to the S&P 500® Index (57% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (43% weighting). For the six months ended June 30, 2019, the Fund returned 12.76% before expenses and 12.73% after expenses, versus a 13.16% return in the weighted benchmark.

2030 RETIREMENT FUND (Unaudited)

The objective of the 2030 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2030. The 2030 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 69% of net assets in equity funds (approximately 33% in the Equity Index Fund, 16% in the Mid-Cap Equity Index Fund, 12% in the International Fund and 4% each in the Small Cap Growth and Small Cap Value Funds) and approximately 31% of net assets in fixed-income funds (23% in the Bond Fund and 8% in the Mid-Term Bond Fund) (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2030 Retirement Fund is compared to the S&P 500® Index (69% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (31% weighting). For the six months ended June 30, 2019, the Fund returned 14.08% before expenses and 14.05% after expenses, versus a 14.66% return in the weighted benchmark.

2035 RETIREMENT FUND (Unaudited)

The objective of the 2035 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2035. The 2035 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 81% of net assets in equity funds (approximately 35% in the Equity Index Fund, 19% in the Mid-Cap Equity Index Fund, 14% in the International Fund and 5% each in the Small Cap Growth and Small Cap Value Funds) and approximately 22% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2035 Retirement Fund is compared to the S&P 500® Index (78% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (22% weighting). For the six months ended June 30, 2019, the Fund returned 15.06% before expenses and 15.01% after expenses, versus a 15.78% return in the weighted benchmark.

2040 RETIREMENT FUND (Unaudited)

The objective of the 2040 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2040. The 2040 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 85% of net assets in equity funds (approximately 37% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 16% in the International Fund, 5% each in the Small Cap Growth and Small Cap Value Funds and 1% in the Small-Cap Equity Index Fund) and approximately 15% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2040 Retirement Fund is compared to the S&P 500® Index (85% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (15% weighting). For the six months ended June 30, 2019, the Fund returned 15.33% before expenses and 15.28% after expenses, versus a 16.66% return in the weighted benchmark.

2045 RETIREMENT FUND (Unaudited)

The objective of the 2045 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2045. The 2045 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 87% of net assets in equity funds (approximately 35% in the Equity Index Fund, 21% in the Mid-Cap Equity Index Fund, 18% in the International Fund, 6% each in the Small Cap Growth and Small Cap Value Funds and 1% in the Small-Cap Equity Index Fund) and approximately 13% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2045 Retirement Fund is compared to the S&P 500® Index (87% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (13% weighting). For the six months ended June 30, 2019, the Fund returned 15.53% before expenses and 15.48% after expenses, versus a 16.91% return in the weighted benchmark.

2050 RETIREMENT FUND (Unaudited)

The objective of the 2050 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2050. The 2050 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 89% of net assets in equity funds (approximately 34% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 19% in the International Fund, 6% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 11% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2050 Retirement Fund is compared to the S&P 500® Index (89% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (11% weighting). For the six months ended June 30, 2019, the Fund returned 15.60% before expenses and 15.55% after expenses, versus a 17.16% return in the weighted benchmark.

2055 RETIREMENT FUND (Unaudited)

The objective of the 2055 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2055. The 2055 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 91% of net assets in equity funds (approximately 33% in the Equity Index Fund, 22% in the Mid-Cap Equity Index Fund, 20% in the International Fund, 7% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 9% of net assets in the Bond Fund (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2055 Retirement Fund is compared to the S&P 500® Index (91% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (9% weighting). For the six months ended June 30, 2019, the Fund returned 15.47% before expenses and 15.41% after expenses, versus a 17.41% return in the weighted benchmark.

2060 RETIREMENT FUND (Unaudited)

The objective of the 2060 Retirement Fund is current income and capital appreciation appropriate for the asset allocation associated with a target retirement in 2060. The 2060 Retirement Fund invests in funds of the Investment Company. The Fund’s current target allocation is approximately 93% of net assets in equity funds (approximately 32% in the Equity Index Fund, 23% in the Mid-Cap Equity Index Fund, 20% in the International Fund, 8% each in the Small Cap Growth and Small Cap Value Funds and 2% in the Small-Cap Equity Index Fund) and approximately 7% of net assets in the Bond (See Note 1 in the Notes to Financial Statements for additional information on changes to Fund target allocations during 2019).

Performance for the 2060 Retirement Fund is compared to the S&P 500® Index (93% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (7% weighting). For the six months ended June 30, 2019, the Fund returned 15.49% before expenses and 15.47% after expenses, versus a 17.66% return in the weighted benchmark.

CONSERVATIVE ALLOCATION FUND (Unaudited)

The objective of the Conservative Allocation Fund is current income and, to a lesser extent, capital appreciation. The Conservative Allocation Fund invests primarily in the fixed-income funds of the Investment Company and also invests in the equity funds of the Investment Company. The Conservative Allocation Fund’s target allocation is approximately 65% of net assets in fixed-income funds (approximately 30% in the Bond Fund and 35% in the Mid-Term Bond Fund) and approximately 35% of net assets in equity funds (approximately 25% in the Equity Index Fund, 5% in the Mid-Cap Equity Index Fund and 5% in the International Fund).

Performance for the Conservative Allocation Fund is compared to the Bloomberg Barclays U.S. Aggregate Bond Index (65% weighting) and the S&P 500® Index (35% weighting). For the six months ended June 30, 2019, the Conservative Allocation Fund returned 9.15% before expenses and 9.13% after expenses, versus a 10.43% return in the weighted benchmark.

MODERATE ALLOCATION FUND (Unaudited)

The objective of the Moderate Allocation Fund is capital appreciation and current income. The Moderate Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Moderate Allocation Fund’s target allocation is approximately 60% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 15% in the Mid-Cap Equity Index Fund and 10% in the International Fund) and approximately 40% of net assets in fixed-income funds (approximately 25% of its net assets in the Bond Fund and approximately 15% of its net assets in the Mid-Term Bond Fund).

Performance for the Moderate Allocation Fund is compared to the S&P 500® Index (60% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (40% weighting). For the six months ended June 30, 2019, the Moderate Allocation Fund returned 12.22% before expenses and 12.21% after expenses, versus a 13.54% return for the weighted benchmark.

AGGRESSIVE ALLOCATION FUND (Unaudited)

The objective of the Aggressive Allocation Fund is capital appreciation and, to a lesser extent, current income. The Aggressive Allocation Fund invests in the equity and fixed-income funds of the Investment Company. The Aggressive Allocation Fund’s target allocation is approximately 80% of net assets in equity funds (approximately 35% of its net assets in the Equity Index Fund, 20% in the Mid-Cap Equity Index Fund, 5% each in the Small Cap Value Fund and Small Cap Growth Funds, and 15% in the International Fund) and approximately 20% of net assets in the Bond Fund.

Performance for the Aggressive Allocation Fund is compared to the S&P 500® Index (80% weighting) and the Bloomberg Barclays U.S. Aggregate Bond Index (20% weighting). For the six months ended June 30, 2019, the Aggressive Allocation Fund returned 14.38% before expenses and 14.37% after expenses, versus an 16.03% return for the weighted benchmark.

MONEY MARKET FUND (Unaudited)

The Money Market Fund’s investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. For the six months ended June 30, 2019, the Money Market Fund returned 1.24% before expenses and 1.14% after expenses, compared to a 1.21% return for the FTSE 3-Month Treasury Bill Index. Note that the benchmark performance does not reflect any expenses.

The Federal Reserve (Fed) governors paused their program to tighten monetary policy that began in December 2015. To that end, they held the Fed Funds target range at 2.25% - 2.50% in the first half. This decision was a bit of a surprise as market expectations early in the year called for additional tightening. As the reporting period progressed, the market instead started to price in one or more easings. Plans to wind down Fed holdings of Treasuries and Mortgages were also scaled back. In March, the Fed announced that the slow down in purchases of Treasuries would end in September and that, beginning in October 2019, principal payments from agency debt and mortgage-backed securities (MBS) will be invested in Treasuries subject to a $20 billion cap. Amounts above $20 billion will be reinvested in agency MBS.

The Fund’s strategy will continue to focus on quality, liquidity, and maintaining a relatively short weighted average maturity. On June 30, 2019, the fund held 24% U.S. Treasury Bills, 16% U.S. agency discount notes and the remainder in commercial paper. The average maturity was 25 days.

The seven-day effective yield as of August 13, 2019, was 1.97%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MID-TERM BOND FUND (Unaudited)

The Mid-Term Bond Fund seeks a high level of return consistent with the preservation of capital through investment in publicly traded debt securities. The portfolio continues to emphasize corporate issues, particularly BBB-rated bonds, in order to capture incremental income. The Fund will continue to focus on income, rather than market volatility, to achieve superior returns over market cycles. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. In addition, the Fund’s corporate positions will remain highly diversified in order to help shield the portfolio from any credit risks. The objective of the Fund is to maintain a maturity profile similar to the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index.

For the six month period ended June 30, 2019, the Mid-Term Bond Fund returned 4.76% before expenses and 4.53% after expenses versus a 4.97% return of the Bloomberg Barclays Intermediate U.S. Government/Credit Bond Index during the same period. The Fund’s shorter duration and zero exposure to non-U.S. sovereign debt contributed to the relative underperformance.

BOND FUND (Unaudited)

The Bond Fund’s primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. It does this by investing primarily in investment grade publicly traded debt securities. A secondary objective is preservation of capital. The securities held by the Bond Fund include corporate, U.S. agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

Over the long term, the Bond Fund’s strategy is to overweight corporate bonds, underweight U.S. Treasuries, and market weight mortgage-backed securities. The portfolio’s aim is to maintain a similar maturity profile to the benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, with an overweighting of BBB issuers. To achieve the duration target of approximately 90% of the benchmark, intermediate corporate and longer U.S. Treasury maturities are emphasized. The Bond Fund also stresses diversification in order to protect the Fund from unexpected credit events, so few corporate holdings exceed one-half of one percent of the Fund’s value. This extreme diversification will be maintained going forward as part of our risk control.

The fixed income market posted the strongest first half return in more than ten years in 2019. The benchmark returned 6.11% for the period from December 31, 2018 to June 30, 2019. All the asset classes represented in the Index delivered positive results during the period. In general, lower quality bonds outperformed higher and those with longer maturities outperformed shorter. For the six-month period ending June 30, 2019, the Bond Fund returned 5.82% before expenses and 5.59% after expenses. The Fund’s relative underperformance was driven primarily by its underweight position in long-dated securities and zero exposure to non-U.S. sovereign debt.

The Federal Reserve (Fed) governors paused their program to tighten monetary policy that began in December 2015. To that end, they held the Fed Funds target range at 2.25% - 2.50% in the first half. This decision was a bit of a surprise as market expectations early in the year called for additional tightening. As the reporting period progressed, the market instead started to price in one or more easings. Plans to wind down Fed holdings of Treasuries and Mortgages were also scaled back. In March, the Fed announced that the slow down in purchases of Treasuries would end in September and that, beginning in October 2019, principal payments from agency debt and mortgage-backed securities (MBS) will be invested in Treasuries subject to a $20 billion cap. Amounts above $20 billion will be reinvested in agency MBS.

Interest rates fell for much of the first half as concerns about economic growth both domestically and abroad furthered expectations of monetary easing by the Fed. The interest rate curve steepened as yields on short-dated Treasuries fell more than did the yields of long-dated Treasuries. Two-year Treasury Notes yielded 2.49% on December 31, 2018 and 1.76% on June 30, 2019, a 73 basis point drop. Similarly, ten-year yields fell 68 basis points or 0.68% to 2.00%.

Investment grade spreads started the year with a continuation of the widening pattern that characterized much of 2018. After moving to multi-year wides in January, spreads reversed course and moved tighter for much of the six-month period. Lower supply without a significant drop in demand and growing investor comfort with risk in light of the double digit gain in the S&P 500 Index contributed to the strong performance.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited)

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Small Cap Equity Index Fund

Mid Cap Value Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited) (Continued)

Mid-Cap Equity Index Fund

International Fund

Composite Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited) (Continued)

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited) (Continued)

2050 Retirement Fund

2055 Retirement Fund

2060 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

ASSET ALLOCATIONS AS OF JUNE 30, 2019 (Unaudited) (Continued)

Money Market Fund

Mid-Term Bond Fund

Bond Fund

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Investment Corporation Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, Mutual of America Capital Management LLC, the Funds’ Adviser, has contractually agreed to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This contractual obligation remains in effect through April 30, 2020 and will continue for succeeding 12 month periods ending April 30th unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice. Furthermore, the Funds’ Adviser has contractually agreed to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This contractual obligation remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2019 and held for the entire period ending June 30, 2019 under the expense reimbursement agreement in effect during that period as described above.

The estimate of expenses does not include fees and charges associated with your variable annuity contract or variable life insurance policy. If those fees and charges were included, the estimate of expenses for the period would be higher and your ending account value would be lower.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other non-Mutual of America funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees, which the Mutual of America Investment Corporation does not charge.

Equity Index Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,184.80	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$0.65

*	Expenses are equal to the Fund’s annual expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

All America Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,177.01	$2.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.95	$2.51

*	Expenses are equal to the Fund’s annual expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,119.49	$4.25
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,170.18	$4.35
Hypothetical (5% return before expenses)	$1,000.00	$1,020.38	$4.06

*	Expenses are equal to the Fund’s annual expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Equity Index Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,135.68	$0.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.78	$0.70

*	Expenses are equal to the Fund’s annual expense ratio of 0.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid Cap Value Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,166.20	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.09	$3.36

*	Expenses are equal to the Fund’s annual expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,179.11	$0.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	$0.65

*	Expenses are equal to the Fund’s annual expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,131.32	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Composite Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,111.10	$2.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.56

*	Expenses are equal to the Fund’s annual expense ratio of 0.51%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Retirement Income Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,078.49	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.21

*

Expenses are equal to the Fund’s annual expense ratio of 0.44% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2010 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,086.82	$1.91
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$1.86

*

Expenses are equal to the Fund’s annual expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2015 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,102.11	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,022.41	$2.06

*

Expenses are equal to the Fund’s annual expense ratio of 0.41% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2020 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,114.61	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$1.86

*

Expenses are equal to the Fund’s annual expense ratio of 0.37% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2025 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,127.28	$1.90
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$1.81

*

Expenses are equal to the Fund’s annual expense ratio of 0.36% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2030 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,140.51	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2035 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,150.10	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2040 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,152.81	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

2045 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,154.78	$1.81
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$1.71

*

Expenses are equal to the Fund’s annual expense ratio of 0.34% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2050 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,155.51	$1.87
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$1.76

*

Expenses are equal to the Fund’s annual expense ratio of 0.35% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2055 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,154.09	$2.03
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2060 Retirement Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,154.69	$1.76
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	$1.66

*

Expenses are equal to the Fund’s annual expense ratio of 0.33% (reflecting direct expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Conservative Allocation Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,091.32	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$1.91

*

Expenses are equal to the Fund’s annual expense ratio of 0.38% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Moderate Allocation Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,122.09	$1.47
Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.40

*

Expenses are equal to the Fund’s annual expense ratio of 0.28% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Aggressive Allocation Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,143.71	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.02	$1.45

*

Expenses are equal to the Fund’s annual expense ratio of 0.29% (reflecting direct operating expenses and the proportional expense ratios of the underlying funds in which the Fund invests), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Money Market Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,011.39	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	$1.05

*	Expenses are equal to the Fund’s annual expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION

EXPENSE EXAMPLE (Unaudited) (Continued)

Mid-Term Bond Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,045.32	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.21	$2.26

*	Expenses are equal to the Fund’s annual expense ratio of 0.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Bond Fund
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses Paid During Period* January 1, 2019 to June 30, 2019
Actual	$1,000.00	$1,055.89	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.26	$2.21

*	Expenses are equal to the Fund’s annual expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (10.0%)
Activision Blizzard, Inc.	94,464	$4,458,701
Alphabet, Inc. Cl A*	37,025	40,090,670
Alphabet, Inc. Cl C*	37,914	40,981,622
AT&T, Inc.	901,888	30,222,267
CBS Corp. Cl B	43,166	2,153,983
CenturyLink, Inc.	119,067	1,400,228
Charter Communications, Inc. Cl A*	21,194	8,375,445
Comcast Corp. Cl A	558,606	23,617,862
Discovery, Inc. Cl A*	19,403	595,672
Discovery, Inc. Cl C*	44,165	1,256,494
DISH Network Corp. Cl A*	28,538	1,096,144
Electronic Arts, Inc.*	36,518	3,697,813
Facebook, Inc. Cl A*	296,901	57,301,893
Fox Corp. Cl A	43,714	1,601,681
Fox Corp. Cl B	20,026	731,550
Interpublic Group of Cos., Inc.	47,811	1,080,050
Netflix, Inc.*	53,966	19,822,791
News Corp. Cl A	47,760	644,282
News Corp. Cl B	15,403	215,026
Omnicom Group, Inc.	27,096	2,220,517
Take-Two Interactive Software, Inc.*	13,871	1,574,775
TripAdvisor, Inc.*	12,747	590,059
Twitter, Inc.*	90,715	3,165,953
Verizon Communications, Inc.	509,565	29,111,448
Viacom, Inc. Cl B	43,118	1,287,935
Walt Disney Co.	214,726	29,984,339

		307,279,200

CONSUMER DISCRETIONARY (10.0%)
Advance Auto Parts, Inc.	8,806	1,357,357
Amazon.com, Inc.*	51,138	96,836,451
Aptiv PLC	31,837	2,573,385
AutoZone, Inc.*	3,029	3,330,295
Best Buy Co., Inc.	28,628	1,996,230
Booking Hldgs., Inc.*	5,352	10,033,448
BorgWarner, Inc.	25,664	1,077,375
Capri Hldgs. Ltd.*	18,639	646,400
CarMax, Inc.*	20,412	1,772,374
Carnival Corp.	49,374	2,298,360
Chipotle Mexican Grill, Inc. Cl A*	3,027	2,218,428
Darden Restaurants, Inc.	15,196	1,849,809
Dollar General Corp.	31,899	4,311,469
Dollar Tree, Inc.*	29,342	3,151,037
DR Horton, Inc.	41,994	1,811,201
eBay, Inc.	101,151	3,995,464
Expedia Group, Inc.	14,586	1,940,376
Foot Locker, Inc.	13,871	581,472
Ford Motor Co.	485,460	4,966,256
Gap, Inc.	26,127	469,502
Garmin Ltd.	14,964	1,194,127
General Motors Co.	163,025	6,281,353
Genuine Parts Co.	18,071	1,871,794
H&R Block, Inc.	25,121	736,045

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hanesbrands, Inc.	44,541	$766,996
Harley-Davidson, Inc.	19,684	705,278
Hasbro, Inc.	14,347	1,516,191
Hilton Worldwide Hldgs., Inc.	35,956	3,514,339
Home Depot, Inc.	136,247	28,335,289
Kohl’s Corp.	20,083	954,947
L Brands, Inc.	27,899	728,164
Leggett & Platt, Inc.	16,181	620,865
Lennar Corp. Cl A	35,219	1,706,713
LKQ Corp.*	38,852	1,033,852
Lowe’s Cos., Inc.	97,435	9,832,166
Macy’s, Inc.	38,015	815,802
Marriott International, Inc. Cl A	33,965	4,764,950
McDonald’s Corp.	94,127	19,546,413
MGM Resorts International	63,079	1,802,167
Mohawk Industries, Inc.*	7,586	1,118,707
Newell Brands, Inc.	48,560	748,795
NIKE, Inc. Cl B	154,779	12,993,697
Nordstrom, Inc.	13,071	416,442
Norwegian Cruise Line Hldgs. Ltd.*	26,622	1,427,738
O’Reilly Automotive, Inc.*	9,645	3,562,091
PulteGroup, Inc.	31,434	993,943
PVH Corp.	9,212	871,824
Ralph Lauren Corp. Cl A	6,430	730,384
Ross Stores, Inc.	45,313	4,491,424
Royal Caribbean Cruises Ltd.	21,136	2,561,895
Starbucks Corp.	149,376	12,522,190
Tapestry, Inc.	35,774	1,135,109
Target Corp.	63,254	5,478,429
Tiffany & Co.	13,410	1,255,712
TJX Cos., Inc.	149,703	7,916,295
Tractor Supply Co.	14,879	1,618,835
Ulta Beauty, Inc.*	6,867	2,382,094
Under Armour, Inc. Cl A*	23,313	590,984
Under Armour, Inc. Cl C*	24,071	534,376
VF Corp.	40,252	3,516,012
Whirlpool Corp.	7,821	1,113,398
Wynn Resorts Ltd.	11,983	1,485,772
Yum! Brands, Inc.	37,833	4,186,978

		307,597,264

CONSUMER STAPLES (7.1%)
Altria Group, Inc.	231,423	10,957,879
Archer-Daniels-Midland Co.	69,068	2,817,974
Brown-Forman Corp. Cl B	20,494	1,135,982
Campbell Soup Co.	23,834	955,028
Church & Dwight Co., Inc.	30,397	2,220,805
Clorox Co.	15,664	2,398,315
Coca-Cola Co.	472,770	24,073,448
Colgate-Palmolive Co.	105,969	7,594,798
Conagra Brands, Inc.	60,050	1,592,526
Constellation Brands, Inc. Cl A	20,553	4,047,708
Costco Wholesale Corp.	54,188	14,319,721
Coty, Inc. Cl A	37,290	499,686

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Estee Lauder Cos., Inc. Cl A	27,083	$4,959,168
General Mills, Inc.	74,112	3,892,362
Hershey Co.	17,161	2,300,089
Hormel Foods Corp.	33,651	1,364,212
JM Smucker Co.	13,974	1,609,665
Kellogg Co.	30,573	1,637,796
Kimberly-Clark Corp.	42,202	5,624,683
Kraft Heinz Co.	77,070	2,392,253
Kroger Co.	99,273	2,155,217
Lamb Weston Hldgs., Inc.	18,061	1,144,345
McCormick & Co., Inc.	15,139	2,346,696
Molson Coors Brewing Co. Cl B	23,211	1,299,816
Mondelez International, Inc. Cl A	177,676	9,576,736
Monster Beverage Corp.*	48,367	3,087,266
PepsiCo, Inc.	172,830	22,663,198
Philip Morris International, Inc.	191,953	15,074,069
Procter & Gamble Co.	308,840	33,864,306
Sysco Corp.	58,430	4,132,170
Tyson Foods, Inc. Cl A	36,442	2,942,327
Walgreens Boots Alliance, Inc.	95,873	5,241,377
Walmart, Inc.	172,338	19,041,626

		218,963,247

ENERGY (4.9%)
Anadarko Petroleum Corp.	61,964	4,372,180
Apache Corp.	46,629	1,350,842
Baker Hughes, a GE Co. Cl A	63,743	1,569,990
Cabot Oil & Gas Corp.	52,471	1,204,734
Chevron Corp.	235,220	29,270,777
Cimarex Energy Co.	12,599	747,499
Concho Resources, Inc.	24,749	2,553,602
ConocoPhillips	139,593	8,515,173
Devon Energy Corp.	51,465	1,467,782
Diamondback Energy, Inc.	19,121	2,083,615
EOG Resources, Inc.	71,758	6,684,975
Exxon Mobil Corp.	521,248	39,943,234
Halliburton Co.	108,135	2,458,990
Helmerich & Payne, Inc.	13,679	692,431
Hess Corp.	31,542	2,005,125
HollyFrontier Corp.	19,451	900,192
Kinder Morgan, Inc.	240,129	5,013,894
Marathon Oil Corp.	101,456	1,441,690
Marathon Petroleum Corp.	81,762	4,568,861
National Oilwell Varco, Inc.	47,637	1,058,970
Noble Energy, Inc.	59,215	1,326,416
Occidental Petroleum Corp.	92,368	4,644,263
ONEOK, Inc.	50,836	3,498,025
Phillips 66	51,512	4,818,432
Pioneer Natural Resources Co.	20,909	3,217,059
Schlumberger Ltd.	171,351	6,809,489
TechnipFMC PLC	52,102	1,351,526
Valero Energy Corp.	51,367	4,397,529
Williams Cos., Inc.	149,838	4,201,457

		152,168,752

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (12.8%)
Affiliated Managers Group, Inc.	6,365	$586,471
Aflac, Inc.	91,633	5,022,405
Allstate Corp.	41,031	4,172,442
American Express Co.	84,391	10,417,225
American International Group, Inc.	107,332	5,718,649
Ameriprise Financial, Inc.	16,538	2,400,656
Aon PLC	29,689	5,729,383
Arthur J. Gallagher & Co.	22,863	2,002,570
Assurant, Inc.	7,581	806,467
Bank of America Corp.	1,093,305	31,705,845
Bank of New York Mellon Corp.	108,962	4,810,672
BB&T Corp.	94,696	4,652,414
Berkshire Hathaway, Inc. Cl B*	238,572	50,856,393
BlackRock, Inc. Cl A	14,670	6,884,631
Capital One Financial Corp.	57,539	5,221,089
Cboe Global Markets, Inc.	13,801	1,430,198
Charles Schwab Corp.	147,097	5,911,828
Chubb Ltd.	56,390	8,305,683
Cincinnati Financial Corp.	18,661	1,934,586
Citigroup, Inc.	285,964	20,026,059
Citizens Financial Group, Inc.	56,727	2,005,867
CME Group, Inc. Cl A	44,138	8,567,627
Comerica, Inc.	19,067	1,385,027
Discover Financial Svcs.	39,902	3,095,996
E*TRADE Financial Corp.	30,186	1,346,296
Everest Re Group Ltd.	5,017	1,240,102
Fifth Third Bancorp	90,051	2,512,423
First Republic Bank	20,413	1,993,329
Franklin Resources, Inc.	36,237	1,261,048
Goldman Sachs Group, Inc.	42,001	8,593,405
Hartford Financial Svcs. Group, Inc.	44,519	2,480,599
Huntington Bancshares, Inc.	129,049	1,783,457
Intercontinental Exchange, Inc.	69,542	5,976,439
Invesco Ltd.	49,009	1,002,724
Jefferies Financial Group, Inc.	31,354	602,937
JPMorgan Chase & Co.	401,058	44,838,284
KeyCorp	125,033	2,219,336
Lincoln National Corp.	24,940	1,607,383
Loews Corp.	33,108	1,810,014
M&T Bank Corp.	16,880	2,870,782
MarketAxess Hldgs., Inc.	4,650	1,494,603
Marsh & McLennan Cos., Inc.	63,186	6,302,804
MetLife, Inc.	117,116	5,817,152
Moody’s Corp.	20,363	3,977,098
Morgan Stanley	157,878	6,916,635
MSCI, Inc. Cl A	10,465	2,498,937
Nasdaq, Inc.	14,278	1,373,115
Northern Trust Corp.	26,869	2,418,210
People’s United Financial, Inc.	48,787	818,646

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
PNC Financial Svcs. Group Inc.	55,781	$7,657,616
Principal Financial Group, Inc.	31,901	1,847,706
Progressive Corp.	71,903	5,747,207
Prudential Financial, Inc.	50,009	5,050,909
Raymond James Financial, Inc.	15,613	1,320,079
Regions Financial Corp.	125,051	1,868,262
S&P Global, Inc.	30,375	6,919,121
State Street Corp.	46,199	2,589,916
SunTrust Banks, Inc.	54,891	3,449,899
SVB Financial Group*	6,501	1,460,060
Synchrony Financial	78,257	2,713,170
T. Rowe Price Group, Inc.	29,218	3,205,507
Torchmark Corp.	12,484	1,116,819
Travelers Cos., Inc.	32,271	4,825,160
U.S. Bancorp	184,746	9,680,690
Unum Group	26,145	877,165
Wells Fargo & Co.	499,768	23,649,022
Willis Towers Watson PLC	15,923	3,049,891
Zions Bancorporation	22,607	1,039,470

		395,473,610

HEALTH CARE (13.8%)
Abbott Laboratories	217,318	18,276,444
AbbVie, Inc.	181,979	13,233,513
ABIOMED, Inc.*	5,525	1,439,207
Agilent Technologies, Inc.	38,962	2,909,293
Alexion Pharmaceuticals, Inc.*	27,637	3,619,894
Align Technology, Inc.*	9,033	2,472,332
Allergan PLC	38,053	6,371,214
AmerisourceBergen Corp. Cl A	19,135	1,631,450
Amgen, Inc.	75,464	13,906,506
Anthem, Inc.	31,690	8,943,235
Baxter International, Inc.	58,460	4,787,874
Becton Dickinson & Co.	33,224	8,372,780
Biogen, Inc.*	23,946	5,600,251
Boston Scientific Corp.*	171,736	7,381,213
Bristol-Myers Squibb Co.	201,430	9,134,850
Cardinal Health, Inc.	36,716	1,729,324
Celgene Corp.*	87,103	8,051,801
Centene Corp.*	50,649	2,656,034
Cerner Corp.	40,003	2,932,220
Cigna Corp.	46,569	7,336,946
Cooper Cos., Inc.	6,083	2,049,302
CVS Health Corp.	159,945	8,715,403
Danaher Corp.	77,531	11,080,731
DaVita, Inc.*	15,627	879,175
DENTSPLY SIRONA, Inc.	28,698	1,674,815
Edwards Lifesciences Corp.*	25,668	4,741,906
Eli Lilly & Co.	106,610	11,811,322
Gilead Sciences, Inc.	156,989	10,606,177
HCA Healthcare, Inc.	32,742	4,425,736
Henry Schein, Inc.*	18,311	1,279,939
Hologic, Inc.*	33,004	1,584,852
Humana, Inc.	16,510	4,380,103
IDEXX Laboratories, Inc.*	10,603	2,919,324
Illumina, Inc.*	18,132	6,675,296

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Incyte Corp.*	21,857	$1,856,971
Intuitive Surgical, Inc.*	14,242	7,470,641
IQVIA Hldgs., Inc.*	19,385	3,119,046
Johnson & Johnson	328,178	45,708,632
Laboratory Corp. of America Hldgs.*	12,166	2,103,501
McKesson Corp.	23,405	3,145,398
Medtronic PLC	165,057	16,074,901
Merck & Co., Inc.	317,983	26,662,875
Mettler-Toledo International, Inc.*	3,056	2,567,040
Mylan NV*	63,465	1,208,374
Nektar Therapeutics Cl A*	21,399	761,376
PerkinElmer, Inc.	13,675	1,317,449
Perrigo Co. PLC	15,430	734,777
Pfizer, Inc.	682,890	29,582,795
Quest Diagnostics, Inc.	16,598	1,689,842
Regeneron Pharmaceuticals, Inc.*	9,702	3,036,726
ResMed, Inc.	17,666	2,155,782
Stryker Corp.	38,112	7,835,065
Teleflex, Inc.	5,695	1,885,899
Thermo Fisher Scientific, Inc.	49,164	14,438,484
UnitedHealth Group, Inc.	116,940	28,534,529
Universal Health Svcs., Inc. Cl B	10,196	1,329,456
Varian Medical Systems, Inc.*	11,206	1,525,473
Vertex Pharmaceuticals, Inc.*	31,534	5,782,705
Waters Corp.*	8,568	1,844,176
WellCare Health Plans, Inc.*	6,197	1,766,579
Zimmer Biomet Hldgs., Inc.	25,209	2,968,108
Zoetis, Inc. Cl A	58,981	6,693,754

		427,410,816

INDUSTRIALS (9.2%)
3M Co.	71,062	12,317,887
Alaska Air Group, Inc.	15,216	972,455
Allegion PLC	11,603	1,282,712
American Airlines Group, Inc.	48,829	1,592,314
AMETEK, Inc.	28,205	2,562,142
AO Smith Corp.	17,364	818,886
Arconic, Inc.	49,342	1,274,010
Boeing Co.	64,475	23,469,545
Caterpillar, Inc.	70,392	9,593,726
CH Robinson Worldwide, Inc.	16,870	1,422,984
Cintas Corp.	10,442	2,477,782
Copart, Inc.*	24,998	1,868,350
CSX Corp.	94,817	7,335,991
Cummins, Inc.	17,830	3,054,992
Deere & Co.	39,077	6,475,450
Delta Air Lines, Inc.	73,513	4,171,863
Dover Corp.	17,915	1,795,083
Eaton Corp. PLC	52,013	4,331,643
Emerson Electric Co.	75,559	5,041,296
Equifax, Inc.	14,930	2,019,133

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Expeditors International of Washington, Inc.	21,203	$1,608,460
Fastenal Co.	70,564	2,299,681
FedEx Corp.	29,606	4,861,009
Flowserve Corp.	16,182	852,630
Fortive Corp.	36,226	2,953,143
Fortune Brands Home & Security, Inc.	17,282	987,321
General Dynamics Corp.	33,438	6,079,697
General Electric Co.	1,078,937	11,328,838
Harris Corp.	27,298	5,162,871
Honeywell International, Inc.	89,807	15,679,404
Huntington Ingalls Industries, Inc.	5,127	1,152,242
IHS Markit Ltd.*	44,893	2,860,582
Illinois Tool Works, Inc.	36,930	5,569,413
Ingersoll-Rand PLC	29,722	3,764,886
Jacobs Engineering Group, Inc.	14,135	1,192,853
JB Hunt Transport Svcs., Inc.	10,748	982,475
Johnson Controls International PLC	97,681	4,035,202
Kansas City Southern	12,337	1,502,893
Lockheed Martin Corp.	30,256	10,999,266
Masco Corp.	36,203	1,420,606
Nielsen Hldgs. PLC	43,900	992,140
Norfolk Southern Corp.	32,828	6,543,605
Northrop Grumman Corp.	20,923	6,760,430
PACCAR, Inc.	42,598	3,052,573
Parker-Hannifin Corp.	15,824	2,690,238
Pentair PLC	19,509	725,735
Quanta Svcs., Inc.	17,530	669,471
Raytheon Co.	34,338	5,970,691
Republic Svcs., Inc. Cl A	26,591	2,303,844
Robert Half International, Inc.	14,617	833,315
Rockwell Automation, Inc.	14,591	2,390,443
Rollins, Inc.	18,218	653,480
Roper Technologies, Inc.	12,831	4,699,482
Snap-on, Inc.	6,823	1,130,162
Southwest Airlines Co.	60,543	3,074,374
Stanley Black & Decker, Inc.	18,703	2,704,641
Textron, Inc.	28,633	1,518,694
TransDigm Group, Inc.*	6,052	2,927,958
Union Pacific Corp.	87,210	14,748,083
United Continental Hldgs., Inc.*	27,275	2,387,926
United Parcel Svcs., Inc. Cl B	86,194	8,901,254
United Rentals, Inc.*	9,701	1,286,644
United Technologies Corp.	99,998	13,019,740
Verisk Analytics, Inc. Cl A	20,243	2,964,790
Wabtec Corp.	19,968	1,432,904
Waste Management, Inc.	48,201	5,560,949
WW Grainger, Inc.	5,546	1,487,604
Xylem, Inc.	22,191	1,856,055

		282,458,941

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (21.0%)
Accenture PLC Cl A	78,493	$14,503,152
Adobe, Inc.*	60,488	17,822,789
Advanced Micro Devices, Inc.*	110,088	3,343,373
Akamai Technologies, Inc.*	20,255	1,623,236
Alliance Data Systems Corp.	5,549	777,581
Amphenol Corp. Cl A	36,903	3,540,474
Analog Devices, Inc.	45,407	5,125,088
ANSYS, Inc.*	10,403	2,130,742
Apple, Inc.	539,717	106,820,789
Applied Materials, Inc.	114,863	5,158,497
Arista Networks, Inc.*	6,523	1,693,501
Autodesk, Inc.*	27,123	4,418,337
Automatic Data Processing, Inc.	53,750	8,886,487
Broadcom, Inc.	48,449	13,946,529
Broadridge Financial Solutions, Inc.	14,339	1,830,803
Cadence Design Systems, Inc.*	34,919	2,472,614
Cisco Systems, Inc.	528,854	28,944,179
Citrix Systems, Inc.	15,454	1,516,656
Cognizant Technology Solutions Corp. Cl A	70,389	4,461,959
Corning, Inc.	96,949	3,221,615
DXC Technology Co.	33,016	1,820,832
F5 Networks, Inc.*	7,351	1,070,526
Fidelity National Information Svcs., Inc.	39,870	4,891,252
Fiserv, Inc.*	48,425	4,414,423
FleetCor Technologies, Inc.*	10,570	2,968,584
FLIR Systems, Inc.	16,702	903,578
Fortinet, Inc.*	18,014	1,384,016
Gartner, Inc.*	11,100	1,786,434
Global Payments, Inc.	19,399	3,106,362
Hewlett Packard Enterprise Co.	165,050	2,467,497
HP, Inc.	185,870	3,864,237
Intel Corp.	552,566	26,451,334
International Business Machines Corp.	109,426	15,089,845
Intuit, Inc.	32,088	8,385,557
IPG Photonics Corp.*	4,367	673,610
Jack Henry & Associates, Inc.	9,503	1,272,642
Juniper Networks, Inc.	42,408	1,129,325
Keysight Technologies, Inc.*	23,222	2,085,568
KLA-Tencor Corp.	19,928	2,355,490
Lam Research Corp.	18,424	3,460,764
Mastercard, Inc. Cl A	111,071	29,381,612
Maxim Integrated Products, Inc.	33,631	2,011,806
Microchip Technology, Inc.	29,269	2,537,622
Micron Technology, Inc.*	136,299	5,259,778
Microsoft Corp.	946,160	126,747,594
Motorola Solutions, Inc.	20,345	3,392,122
NetApp, Inc.	30,588	1,887,280
NVIDIA Corp.	75,452	12,391,482
Oracle Corp.	300,047	17,093,678
Paychex, Inc.	39,454	3,246,670
PayPal Hldgs. Inc.*	145,476	16,651,183
Qorvo, Inc.*	14,674	977,435

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
QUALCOMM, Inc.	149,968	$11,408,066
Red Hat, Inc.*	21,971	4,125,275
Salesforce.com, Inc.*	95,995	14,565,321
Seagate Technology PLC	31,028	1,462,039
Skyworks Solutions, Inc.	21,215	1,639,283
Symantec Corp.	76,301	1,660,310
Synopsys, Inc.*	18,580	2,391,060
TE Connectivity Ltd.	41,529	3,977,648
Texas Instruments, Inc.	115,660	13,273,142
Total System Svcs., Inc.	20,140	2,583,358
VeriSign, Inc.*	12,943	2,707,158
Visa, Inc. Cl A	214,301	37,191,939
Western Digital Corp.	35,893	1,706,712
Western Union Co.	53,336	1,060,853
Xerox Corp.	24,087	852,921
Xilinx, Inc.	31,403	3,703,042

		647,706,666

MATERIALS (2.7%)
Air Products & Chemicals, Inc.	27,033	6,119,460
Albemarle Corp.	13,128	924,343
Amcor PLC*	199,995	2,297,943
Avery Dennison Corp.	10,447	1,208,509
Ball Corp.	41,497	2,904,375
Celanese Corp. Cl A	15,613	1,683,081
CF Industries Hldgs., Inc.	27,333	1,276,724
Corteva, Inc.*	91,517	2,706,158
Dow, Inc.	92,550	4,563,640
DuPont de Nemours, Inc.	93,004	6,981,810
Eastman Chemical Co.	17,044	1,326,535
Ecolab, Inc.	31,305	6,180,859
FMC Corp.	16,243	1,347,357
Freeport-McMoRan, Inc.	177,942	2,065,907
International Flavors & Fragrances, Inc.	12,538	1,819,138
International Paper Co.	48,826	2,115,142
Linde PLC	67,020	13,457,616
LyondellBasell Industries NV Cl A	37,557	3,234,784
Martin Marietta Materials, Inc.	7,705	1,772,998
Mosaic Co.	43,841	1,097,340
Newmont Goldcorp Corp.	101,396	3,900,704
Nucor Corp.	37,582	2,070,768
Packaging Corp. of America	11,631	1,108,667
PPG Industries, Inc.	29,166	3,403,964
Sealed Air Corp.	19,298	825,569
Sherwin-Williams Co.	10,050	4,605,815
Vulcan Materials Co.	16,280	2,235,407
WestRock Co.	31,790	1,159,381

		84,393,994

REAL ESTATE (3.0%)
Alexandria Real Estate Equities, Inc.	13,945	1,967,500
American Tower Corp.	54,578	11,158,472

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Apartment Investment & Management Co. Cl A	18,308	$917,597
AvalonBay Communities, Inc.	17,228	3,500,385
Boston Properties, Inc.	19,065	2,459,385
CBRE Group, Inc. Cl A*	38,525	1,976,332
Crown Castle International Corp.	51,336	6,691,648
Digital Realty Trust, Inc.	25,568	3,011,655
Duke Realty Corp.	44,260	1,399,059
Equinix, Inc.	10,402	5,245,625
Equity Residential	45,636	3,464,685
Essex Property Trust, Inc.	8,091	2,362,006
Extra Space Storage, Inc.	15,694	1,665,133
Federal Realty Investment Trust	9,198	1,184,334
HCP, Inc.	58,884	1,883,110
Host Hotels & Resorts, Inc.	91,818	1,672,924
Iron Mountain, Inc.	35,408	1,108,270
Kimco Realty Corp.	52,049	961,866
Macerich Co.	13,088	438,317
Mid-America Apartment Communities, Inc.	14,058	1,655,470
Prologis, Inc.	77,811	6,232,661
Public Storage	18,446	4,393,284
Realty Income Corp.	38,731	2,671,277
Regency Centers Corp.	20,522	1,369,638
SBA Communications Corp. Cl A*	13,996	3,146,861
Simon Property Group, Inc.	38,091	6,085,418
SL Green Realty Corp.	10,423	837,697
UDR, Inc.	34,755	1,560,152
Ventas, Inc.	45,486	3,108,968
Vornado Realty Trust	21,339	1,367,830
Welltower, Inc.	49,788	4,059,216
Weyerhaeuser Co.	91,695	2,415,246

		91,972,021

UTILITIES (3.2%)
AES Corp.	82,016	1,374,588
Alliant Energy Corp.	29,109	1,428,670
Ameren Corp.	30,314	2,276,885
American Electric Power Co., Inc.	60,840	5,354,528
American Water Works Co., Inc.	22,273	2,583,668
Atmos Energy Corp.	14,426	1,522,809
CenterPoint Energy, Inc.	62,070	1,777,064
CMS Energy Corp.	34,976	2,025,460
Consolidated Edison, Inc.	40,312	3,534,556
Dominion Energy, Inc.	98,865	7,644,242
DTE Energy Co.	22,611	2,891,495
Duke Energy Corp.	89,814	7,925,187
Edison International	40,330	2,718,645
Entergy Corp.	23,419	2,410,518
Evergy, Inc.	30,132	1,812,440
Eversource Energy	39,608	3,000,702
Exelon Corp.	119,682	5,737,555
FirstEnergy Corp.	62,080	2,657,645

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
NextEra Energy, Inc.	58,962	$12,078,955
NiSource, Inc.	46,023	1,325,462
NRG Energy, Inc.	33,007	1,159,206
Pinnacle West Capital Corp.	13,877	1,305,687
PPL Corp.	89,131	2,763,952
Public Svcs. Enterprise Group, Inc.	62,354	3,667,662
Sempra Energy	33,793	4,644,510
Southern Co.	128,062	7,079,267
WEC Energy Group, Inc.	38,891	3,242,343
Xcel Energy, Inc.	63,397	3,771,489

		99,715,190

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,696,146,261) 97.7%		3,015,139,701

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.5%)
U.S. Treasury Bill	A-1+	2.13	08/15/19	$13,800,000	$13,763,353
U.S. Treasury Bill	A-1+	2.28	07/05/19	2,000,000	1,999,493
U.S. Treasury Bill	A-1+	2.33	07/23/19	15,500,000	15,478,025
U.S. Treasury Bill (1)	A-1+	2.37	08/08/19	14,150,000	14,114,860

					45,355,731

U.S. GOVERNMENT AGENCIES (0.3%)
FHLB	A-1+	2.25	07/02/19	10,000,000	9,999,375

COMMERCIAL PAPER (0.4%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	11,200,000	11,200,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $66,555,106) 2.2%					66,555,106

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$44,291	$44,291

TOTAL TEMPORARY CASH INVESTMENT (Cost: $44,291) 0.0% (2)					44,291

TOTAL INVESTMENTS (Cost: $1,762,745,658) 99.9%					3,081,739,098

OTHER NET ASSETS 0.1%					3,108,013

NET ASSETS 100.0%					$3,084,847,111

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (5.4%)
Activision Blizzard, Inc.	4,963	$234,254
Alphabet, Inc. Cl A*	1,951	2,112,543
Alphabet, Inc. Cl C*	1,995	2,156,415
AT&T, Inc.	47,455	1,590,217
CBS Corp. Cl B	2,283	113,922
CenturyLink, Inc.	6,231	73,277
Charter Communications, Inc. Cl A*	1,120	442,602
Comcast Corp. Cl A	29,437	1,244,596
Discovery, Inc. Cl A*	1,025	31,468
Discovery, Inc. Cl C*	2,342	66,630
DISH Network Corp. Cl A*	1,503	57,730
Electronic Arts, Inc.*	1,923	194,723
Facebook, Inc. Cl A*	15,643	3,019,099
Fox Corp. Cl A	2,306	84,492
Fox Corp. Cl B	1,057	38,612
Interpublic Group of Cos., Inc.	2,514	56,791
Netflix, Inc.*	2,848	1,046,127
News Corp. Cl A	2,508	33,833
News Corp. Cl B	805	11,238
Omnicom Group, Inc.	1,432	117,352
Take-Two Interactive Software, Inc.*	731	82,990
TripAdvisor, Inc.*	673	31,153
Twitter, Inc.*	4,765	166,299
Verizon Communications, Inc.	26,916	1,537,711
Viacom, Inc. Cl B	2,291	68,432
Walt Disney Co.	11,337	1,583,099

		16,195,605

CONSUMER DISCRETIONARY (5.4%)
Advance Auto Parts, Inc.	467	71,983
Amazon.com, Inc.*	2,693	5,099,546
Aptiv PLC	1,685	136,198
AutoZone, Inc.*	159	174,816
Best Buy Co., Inc.	1,510	105,292
Booking Hldgs., Inc.*	282	528,668
BorgWarner, Inc.	1,350	56,673
Capri Hldgs. Ltd.*	981	34,021
CarMax, Inc.*	1,080	93,776
Carnival Corp.	2,594	120,751
Chipotle Mexican Grill, Inc. Cl A*	159	116,528
Darden Restaurants, Inc.	800	97,384
Dollar General Corp.	1,680	227,069
Dollar Tree, Inc.*	1,545	165,917
DR Horton, Inc.	2,207	95,188
eBay, Inc.	5,332	210,614
Expedia Group, Inc.	770	102,433
Foot Locker, Inc.	732	30,685
Ford Motor Co.	25,486	260,722
Gap, Inc.	1,378	24,763
Garmin Ltd.	788	62,882
General Motors Co.	8,574	330,356
Genuine Parts Co.	951	98,505
H&R Block, Inc.	1,323	38,764
Hanesbrands, Inc.	2,362	40,674
Harley-Davidson, Inc.	1,037	37,156

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Hasbro, Inc.	755	$79,788
Hilton Worldwide Hldgs., Inc.	1,895	185,217
Home Depot, Inc.	7,170	1,491,145
Kohl’s Corp.	1,056	50,213
L Brands, Inc.	1,488	38,837
Leggett & Platt, Inc.	854	32,768
Lennar Corp. Cl A	1,854	89,845
LKQ Corp.*	2,045	54,417
Lowe’s Cos., Inc.	5,104	515,045
Macy’s, Inc.	2,018	43,306
Marriott International, Inc. Cl A	1,799	252,382
McDonald’s Corp.	4,967	1,031,447
MGM Resorts International	3,324	94,967
Mohawk Industries, Inc.*	400	58,988
Newell Brands, Inc.	2,539	39,151
NIKE, Inc. Cl B	8,147	683,941
Nordstrom, Inc.	685	21,824
Norwegian Cruise Line Hldgs. Ltd.*	1,398	74,975
O’Reilly Automotive, Inc.*	510	188,353
PulteGroup, Inc.	1,658	52,426
PVH Corp.	490	46,374
Ralph Lauren Corp. Cl A	341	38,734
Ross Stores, Inc.	2,387	236,599
Royal Caribbean Cruises Ltd.	1,117	135,392
Starbucks Corp.	7,885	660,999
Tapestry, Inc.	1,888	59,906
Target Corp.	3,334	288,758
Tiffany & Co.	702	65,735
TJX Cos., Inc.	7,892	417,329
Tractor Supply Co.	785	85,408
Ulta Beauty, Inc.*	361	125,227
Under Armour, Inc. Cl A*	1,223	31,003
Under Armour, Inc. Cl C*	1,264	28,061
VF Corp.	2,120	185,182
Whirlpool Corp.	413	58,795
Wynn Resorts Ltd.	631	78,238
Yum! Brands, Inc.	1,989	220,123

		16,202,262

CONSUMER STAPLES (3.8%)
Altria Group, Inc.	12,171	576,297
Archer-Daniels-Midland Co.	3,642	148,594
Brown-Forman Corp. Cl B	1,081	59,920
Campbell Soup Co.	1,251	50,127
Church & Dwight Co., Inc.	1,599	116,823
Clorox Co.	828	126,775
Coca-Cola Co.	24,995	1,272,745
Colgate-Palmolive Co.	5,586	400,349
Conagra Brands, Inc.	3,155	83,671
Constellation Brands, Inc. Cl A	1,084	213,483
Costco Wholesale Corp.	2,864	756,841
Coty, Inc. Cl A	1,948	26,103
Estee Lauder Cos., Inc. Cl A	1,428	261,481
General Mills, Inc.	3,883	203,935
Hershey Co.	905	121,297
Hormel Foods Corp.	1,766	71,594

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER STAPLES (CONTINUED)
JM Smucker Co.	739	$85,125
Kellogg Co.	1,617	86,623
Kimberly-Clark Corp.	2,237	298,147
Kraft Heinz Co.	4,062	126,084
Kroger Co.	5,254	114,064
Lamb Weston Hldgs., Inc.	949	60,129
McCormick & Co., Inc.	793	122,923
Molson Coors Brewing Co. Cl B	1,217	68,152
Mondelez International, Inc. Cl A	9,355	504,234
Monster Beverage Corp.*	2,545	162,447
PepsiCo, Inc.	9,118	1,195,643
Philip Morris International, Inc.	10,086	792,054
Procter & Gamble Co.	16,315	1,788,940
Sysco Corp.	3,076	217,535
Tyson Foods, Inc. Cl A	1,914	154,536
Walgreens Boots Alliance, Inc.	5,077	277,560
Walmart, Inc.	9,114	1,007,006

		11,551,237

ENERGY (2.7%)
Anadarko Petroleum Corp.	3,276	231,155
Apache Corp.	2,447	70,890
Baker Hughes, a GE Co. Cl A	3,371	83,028
Cabot Oil & Gas Corp.	2,753	63,209
Chevron Corp.	12,414	1,544,798
Cimarex Energy Co.	662	39,276
Concho Resources, Inc.	1,307	134,856
ConocoPhillips	7,369	449,509
Devon Energy Corp.	2,693	76,804
Diamondback Energy, Inc.	1,009	109,951
EOG Resources, Inc.	3,788	352,890
Exxon Mobil Corp.	27,562	2,112,076
Halliburton Co.	5,700	129,618
Helmerich & Payne, Inc.	720	36,446
Hess Corp.	1,657	105,336
HollyFrontier Corp.	1,025	47,437
Kinder Morgan, Inc.	12,683	264,821
Marathon Oil Corp.	5,334	75,796
Marathon Petroleum Corp.	4,308	240,731
National Oilwell Varco, Inc.	2,518	55,975
Noble Energy, Inc.	3,118	69,843
Occidental Petroleum Corp.	4,884	245,568
ONEOK, Inc.	2,687	184,893
Phillips 66	2,720	254,429
Pioneer Natural Resources Co.	1,098	168,938
Schlumberger Ltd.	9,005	357,859
TechnipFMC PLC	2,747	71,257
Valero Energy Corp.	2,713	232,260
Williams Cos., Inc.	7,907	221,712

		8,031,361

FINANCIALS (6.9%)
Affiliated Managers Group, Inc.	334	30,775
Aflac, Inc.	4,849	265,774
Allstate Corp.	2,164	220,057
American Express Co.	4,456	550,049

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
American International Group, Inc.	5,639	$300,446
Ameriprise Financial, Inc.	870	126,289
Aon PLC	1,565	302,014
Arthur J. Gallagher & Co.	1,203	105,371
Assurant, Inc.	399	42,446
Bank of America Corp.	57,621	1,671,009
Bank of New York Mellon Corp.	5,740	253,421
BB&T Corp.	4,998	245,552
Berkshire Hathaway, Inc. Cl B*	12,597	2,685,302
BlackRock, Inc. Cl A	774	363,238
Capital One Financial Corp.	3,054	277,120
Cboe Global Markets, Inc.	726	75,235
Charles Schwab Corp.	7,752	311,553
Chubb Ltd.	2,977	438,482
Cincinnati Financial Corp.	986	102,219
Citigroup, Inc.	15,085	1,056,402
Citizens Financial Group, Inc.	2,988	105,656
CME Group, Inc. Cl A	2,328	451,888
Comerica, Inc.	1,003	72,858
Discover Financial Svcs.	2,108	163,560
E*TRADE Financial Corp.	1,596	71,182
Everest Re Group Ltd.	265	65,503
Fifth Third Bancorp	4,739	132,218
First Republic Bank	1,074	104,876
Franklin Resources, Inc.	1,920	66,816
Goldman Sachs Group, Inc.	2,214	452,984
Hartford Financial Svcs. Group, Inc.	2,348	130,830
Huntington Bancshares, Inc.	6,826	94,335
Intercontinental Exchange, Inc.	3,668	315,228
Invesco Ltd.	2,611	53,421
Jefferies Financial Group, Inc.	1,646	31,653
JPMorgan Chase & Co.	21,118	2,360,992
KeyCorp	6,565	116,529
Lincoln National Corp.	1,318	84,945
Loews Corp.	1,742	95,235
M&T Bank Corp.	891	151,532
MarketAxess Hldgs., Inc.	245	78,748
Marsh & McLennan Cos., Inc.	3,325	331,669
MetLife, Inc.	6,187	307,308
Moody’s Corp.	1,071	209,177
Morgan Stanley	8,318	364,412
MSCI, Inc. Cl A	551	131,573
Nasdaq, Inc.	754	72,512
Northern Trust Corp.	1,418	127,620
People’s United Financial, Inc.	2,576	43,225
PNC Financial Svcs. Group, Inc.	2,945	404,290
Principal Financial Group, Inc.	1,687	97,711
Progressive Corp.	3,791	303,015
Prudential Financial, Inc.	2,642	266,842
Raymond James Financial, Inc.	823	69,585
Regions Financial Corp.	6,607	98,708
S&P Global, Inc.	1,599	364,236
State Street Corp.	2,431	136,282
SunTrust Banks, Inc.	2,896	182,014
SVB Financial Group*	341	76,585

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Synchrony Financial	4,128	$143,118
T Rowe Price Group, Inc.	1,536	168,514
Torchmark Corp.	658	58,865
Travelers Cos., Inc.	1,700	254,184
U.S. Bancorp	9,750	510,900
Unum Group	1,378	46,232
Wells Fargo & Co.	26,394	1,248,964
Willis Towers Watson PLC	841	161,085
Zions Bancorporation	1,190	54,716

		20,857,085

HEALTH CARE (7.5%)
Abbott Laboratories	11,467	964,375
AbbVie, Inc.	9,625	699,930
ABIOMED, Inc.*	294	76,584
Agilent Technologies, Inc.	2,056	153,522
Alexion Pharmaceuticals, Inc.*	1,459	191,100
Align Technology, Inc.*	473	129,460
Allergan PLC	2,008	336,199
AmerisourceBergen Corp. Cl A	1,014	86,454
Amgen, Inc.	3,967	731,039
Anthem, Inc.	1,671	471,573
Baxter International, Inc.	3,091	253,153
Becton Dickinson & Co.	1,758	443,034
Biogen, Inc.*	1,264	295,612
Boston Scientific Corp.*	9,058	389,313
Bristol-Myers Squibb Co.	10,634	482,252
Cardinal Health, Inc.	1,939	91,327
Celgene Corp.*	4,589	424,207
Centene Corp.*	2,686	140,854
Cerner Corp.	2,119	155,323
Cigna Corp.	2,469	388,991
Cooper Cos., Inc.	321	108,142
CVS Health Corp.	8,473	461,694
Danaher Corp.	4,097	585,543
DaVita, Inc.*	824	46,358
DENTSPLY SIRONA, Inc.	1,523	88,882
Edwards Lifesciences Corp.*	1,357	250,692
Eli Lilly & Co.	5,623	622,972
Gilead Sciences, Inc.	8,289	560,005
HCA Healthcare, Inc.	1,737	234,790
Henry Schein, Inc.*	968	67,663
Hologic, Inc.*	1,746	83,843
Humana, Inc.	879	233,199
IDEXX Laboratories, Inc.*	558	153,634
Illumina, Inc.*	953	350,847
Incyte Corp.*	1,154	98,044
Intuitive Surgical, Inc.*	752	394,462
IQVIA Hldgs., Inc.*	1,025	164,922
Johnson & Johnson	17,280	2,406,758
Laboratory Corp. of America Hldgs.*	642	111,002
McKesson Corp.	1,237	166,240
Medtronic PLC	8,725	849,728
Merck & Co., Inc.	16,767	1,405,913
Mettler-Toledo International, Inc.*	161	135,240

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Mylan NV*	3,354	$63,860
Nektar Therapeutics Cl A*	1,131	40,241
PerkinElmer, Inc.	723	69,654
Perrigo Co. PLC	813	38,715
Pfizer, Inc.	36,148	1,565,931
Quest Diagnostics, Inc.	876	89,186
Regeneron Pharmaceuticals, Inc.*	512	160,256
ResMed, Inc.	932	113,732
Stryker Corp.	2,019	415,066
Teleflex, Inc.	301	99,676
Thermo Fisher Scientific, Inc.	2,608	765,917
UnitedHealth Group, Inc.	6,188	1,509,934
Universal Health Svcs., Inc. Cl B	539	70,280
Varian Medical Systems, Inc.*	590	80,317
Vertex Pharmaceuticals, Inc.*	1,661	304,594
Waters Corp.*	452	97,288
WellCare Health Plans, Inc.*	327	93,218
Zimmer Biomet Hldgs., Inc.	1,335	157,183
Zoetis, Inc. Cl A	3,109	352,840

		22,572,763

INDUSTRIALS (5.0%)
3M Co.	3,757	651,238
Alaska Air Group, Inc.	803	51,320
Allegion PLC	612	67,657
American Airlines Group, Inc.	2,575	83,971
AMETEK, Inc.	1,483	134,716
AO Smith Corp.	919	43,340
Arconic, Inc.	2,596	67,029
Boeing Co.	3,410	1,241,274
Caterpillar, Inc.	3,721	507,135
CH Robinson Worldwide, Inc.	889	74,987
Cintas Corp.	550	130,509
Copart, Inc.*	1,311	97,984
CSX Corp.	5,001	386,927
Cummins, Inc.	944	161,745
Deere & Co.	2,075	343,848
Delta Air Lines, Inc.	3,883	220,360
Dover Corp.	949	95,090
Eaton Corp. PLC	2,757	229,603
Emerson Electric Co.	4,000	266,880
Equifax, Inc.	784	106,028
Expeditors International of Washington, Inc.	1,119	84,887
Fastenal Co.	3,722	121,300
FedEx Corp.	1,564	256,793
Flowserve Corp.	854	44,997
Fortive Corp.	1,919	156,437
Fortune Brands Home & Security, Inc.	909	51,931
General Dynamics Corp.	1,760	320,003
General Electric Co.	56,735	595,718
Harris Corp.	1,439	272,158
Honeywell International, Inc.	4,740	827,557
Huntington Ingalls Industries, Inc.	270	60,680
IHS Markit Ltd.*	2,366	150,762

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Illinois Tool Works, Inc.	1,950	$294,080
Ingersoll-Rand PLC	1,568	198,619
Jacobs Engineering Group, Inc.	746	62,955
JB Hunt Transport Svcs., Inc.	566	51,738
Johnson Controls International PLC	5,179	213,944
Kansas City Southern	655	79,792
Lockheed Martin Corp.	1,597	580,573
Masco Corp.	1,911	74,988
Nielsen Hldgs. PLC	2,310	52,206
Norfolk Southern Corp.	1,729	344,642
Northrop Grumman Corp.	1,104	356,713
PACCAR, Inc.	2,256	161,665
Parker-Hannifin Corp.	838	142,468
Pentair PLC	1,031	38,353
Quanta Svcs., Inc.	925	35,326
Raytheon Co.	1,817	315,940
Republic Svcs., Inc. Cl A	1,399	121,209
Robert Half International, Inc.	768	43,784
Rockwell Automation, Inc.	772	126,477
Rollins, Inc.	965	34,615
Roper Technologies, Inc.	677	247,958
Snap-on, Inc.	360	59,630
Southwest Airlines Co.	3,179	161,430
Stanley Black & Decker, Inc.	989	143,019
Textron, Inc.	1,514	80,303
TransDigm Group, Inc.*	317	153,365
Union Pacific Corp.	4,599	777,737
United Continental Hldgs., Inc.*	1,437	125,809
United Parcel Svcs., Inc. Cl B	4,540	468,846
United Rentals, Inc.*	512	67,907
United Technologies Corp.	5,264	685,373
Verisk Analytics, Inc. Cl A	1,064	155,833
Wabtec Corp.	1,058	75,922
Waste Management, Inc.	2,539	292,924
WW Grainger, Inc.	292	78,323
Xylem, Inc.	1,171	97,942

		14,907,272

INFORMATION TECHNOLOGY (11.4%)
Accenture PLC Cl A	4,142	765,317
Adobe, Inc.*	3,172	934,630
Advanced Micro Devices, Inc.*	5,776	175,417
Akamai Technologies, Inc.*	1,068	85,590
Alliance Data Systems Corp.	293	41,058
Amphenol Corp. Cl A	1,943	186,411
Analog Devices, Inc.	2,406	271,565
ANSYS, Inc.*	546	111,832
Apple, Inc.	28,443	5,629,439
Applied Materials, Inc.	6,102	274,041
Arista Networks, Inc.*	344	89,309
Autodesk, Inc.*	1,429	232,784
Automatic Data Processing, Inc.	2,829	467,719
Broadcom, Inc.	2,579	742,391
Broadridge Financial Solutions, Inc.	756	96,526
Cadence Design Systems, Inc.*	1,828	129,441
Cisco Systems, Inc.	27,892	1,526,529

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Citrix Systems, Inc.	812	$79,690
Cognizant Technology Solutions Corp. Cl A	3,712	235,304
Corning, Inc.	5,111	169,839
DXC Technology Co.	1,748	96,402
F5 Networks, Inc.*	389	56,650
Fidelity National Information Svcs., Inc.	2,108	258,609
Fiserv, Inc.*	2,553	232,731
FleetCor Technologies, Inc.*	561	157,557
FLIR Systems, Inc.	882	47,716
Fortinet, Inc.*	942	72,374
Gartner, Inc.*	584	93,989
Global Payments, Inc.	1,018	163,012
Hewlett Packard Enterprise Co.	8,720	130,364
HP, Inc.	9,797	203,680
Intel Corp.	29,179	1,396,799
International Business Machines Corp.	5,772	795,959
Intuit, Inc.	1,686	440,602
IPG Photonics Corp.*	232	35,786
Jack Henry & Associates, Inc.	502	67,228
Juniper Networks, Inc.	2,242	59,704
Keysight Technologies, Inc.*	1,225	110,017
KLA-Tencor Corp.	1,052	124,346
Lam Research Corp.	975	183,144
Mastercard, Inc. Cl A	5,844	1,545,913
Maxim Integrated Products, Inc.	1,774	106,121
Microchip Technology, Inc.	1,553	134,645
Micron Technology, Inc.*	7,197	277,732
Microsoft Corp.	49,782	6,668,797
Motorola Solutions, Inc.	1,071	178,568
NetApp, Inc.	1,605	99,029
NVIDIA Corp.	3,970	651,993
Oracle Corp.	15,781	899,044
Paychex, Inc.	2,084	171,492
PayPal Hldgs., Inc.*	7,645	875,047
Qorvo, Inc.*	775	51,623
QUALCOMM, Inc.	7,901	601,029
Red Hat, Inc.*	1,158	217,426
Salesforce.com, Inc.*	5,059	767,602
Seagate Technology PLC	1,634	76,994
Skyworks Solutions, Inc.	1,125	86,929
Symantec Corp.	4,023	87,540
Synopsys, Inc.*	976	125,601
TE Connectivity Ltd.	2,195	210,237
Texas Instruments, Inc.	6,109	701,069
Total System Svcs., Inc.	1,057	135,581
VeriSign, Inc.*	681	142,438
Visa, Inc. Cl A	11,300	1,961,115
Western Digital Corp.	1,900	90,345
Western Union Co.	2,804	55,772
Xerox Corp.	1,271	45,006
Xilinx, Inc.	1,653	194,922

		34,131,111

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (1.5%)
Air Products & Chemicals, Inc.	1,433	$324,388
Albemarle Corp.	685	48,231
Amcor PLC*	10,586	121,633
Avery Dennison Corp.	550	63,624
Ball Corp.	2,177	152,368
Celanese Corp. Cl A	825	88,935
CF Industries Hldgs., Inc.	1,450	67,730
Corteva, Inc.*	4,881	144,331
Dow, Inc.	4,891	241,175
DuPont de Nemours, Inc.	4,880	366,342
Eastman Chemical Co.	901	70,125
Ecolab, Inc.	1,650	325,776
FMC Corp.	857	71,088
Freeport-McMoRan, Inc.	9,457	109,796
International Flavors & Fragrances, Inc.	656	95,179
International Paper Co.	2,581	111,809
Linde PLC	3,540	710,832
LyondellBasell Industries NV Cl A	1,978	170,365
Martin Marietta Materials, Inc.	407	93,655
Mosaic Co.	2,316	57,969
Newmont Goldcorp Corp.	5,327	204,930
Nucor Corp.	1,985	109,373
Packaging Corp. of America	613	58,431
PPG Industries, Inc.	1,537	179,383
Sealed Air Corp.	1,015	43,422
Sherwin-Williams Co.	528	241,977
Vulcan Materials Co.	859	117,949
WestRock Co.	1,672	60,978

		4,451,794

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	734	103,560
American Tower Corp.	2,872	587,180
Apartment Investment & Management Co. Cl A	966	48,416
AvalonBay Communities, Inc.	906	184,081
Boston Properties, Inc.	1,005	129,645
CBRE Group, Inc. Cl A*	2,028	104,036
Crown Castle International Corp.	2,702	352,206
Digital Realty Trust, Inc.	1,356	159,723
Duke Realty Corp.	2,336	73,841
Equinix, Inc.	546	275,342
Equity Residential	2,406	182,664
Essex Property Trust, Inc.	427	124,654
Extra Space Storage, Inc.	828	87,851
Federal Realty Investment Trust	487	62,706
HCP, Inc.	3,113	99,554
Host Hotels & Resorts, Inc.	4,825	87,912
Iron Mountain, Inc.	1,864	58,343
Kimco Realty Corp.	2,739	50,617
Macerich Co.	689	23,075
Mid-America Apartment Communities, Inc.	740	87,142

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Prologis, Inc.	4,096	$328,090
Public Storage	976	232,454
Realty Income Corp.	2,048	141,251
Regency Centers Corp.	1,086	72,480
SBA Communications Corp. Cl A*	735	165,257
Simon Property Group, Inc.	2,011	321,277
SL Green Realty Corp.	549	44,123
UDR, Inc.	1,829	82,104
Ventas, Inc.	2,404	164,313
Vornado Realty Trust	1,130	72,433
Welltower, Inc.	2,632	214,587
Weyerhaeuser Co.	4,848	127,696

		4,848,613

UTILITIES (1.7%)
AES Corp.	4,319	72,386
Alliant Energy Corp.	1,535	75,338
Ameren Corp.	1,594	119,725
American Electric Power Co., Inc.	3,203	281,896
American Water Works Co., Inc.	1,173	136,068
Atmos Energy Corp.	760	80,226
CenterPoint Energy, Inc.	3,262	93,391
CMS Energy Corp.	1,842	106,670
Consolidated Edison, Inc.	2,123	186,145
Dominion Energy, Inc.	5,214	403,147
DTE Energy Co.	1,189	152,049
Duke Energy Corp.	4,733	417,640
Edison International	2,109	142,168
Entergy Corp.	1,234	127,016
Evergy, Inc.	1,586	95,398
Eversource Energy	2,087	158,111
Exelon Corp.	6,312	302,597
FirstEnergy Corp.	3,278	140,331
NextEra Energy, Inc.	3,111	637,319
NiSource, Inc.	2,424	69,811
NRG Energy, Inc.	1,741	61,144
Pinnacle West Capital Corp.	729	68,592
PPL Corp.	4,686	145,313
Public Svcs. Enterprise Group, Inc.	3,282	193,047
Sempra Energy	1,782	244,918
Southern Co.	6,750	373,140
WEC Energy Group, Inc.	2,049	170,825
Xcel Energy, Inc.	3,341	198,756

		5,253,167

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $91,773,796 ) 52.9%		159,002,270

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	2.39	08/08/19	$500,000	$498,746

TOTAL INDEXED ASSETS-SHORT TERM-DEBT (0.2%) (Cost: $498,746) 0.2%					498,746

TOTAL INDEXED ASSETS (Cost: $92,272,542) 53.1%					159,501,016

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.4%)
CBS Corp. Cl B	4,445	$221,805
Cogent Communications Hldgs., Inc.	2,570	152,555
Discovery, Inc. Cl A*	4,734	145,333
Discovery, Inc. Cl C*	27,486	781,977
Lions Gate Entertainment Corp. Cl A	2,486	30,454
Lions Gate Entertainment Corp. Cl B	14,613	169,657
MSG Networks, Inc. Cl A*	14,687	304,608
Nexstar Media Group, Inc. Cl A	2,760	278,760
ORBCOMM, Inc.*	59,048	428,098
Shenandoah Telecommunications Co.	7,955	306,427
Take-Two Interactive Software, Inc.*	2,233	253,512
TEGNA, Inc.	21,810	330,422
World Wrestling Entertainment, Inc. Cl A	2,094	151,208
Zayo Group Hldgs., Inc.*	4,484	147,568
Zynga, Inc. Cl A*	67,690	414,940

		4,117,324

CONSUMER DISCRETIONARY (3.9%)
American Axle & Manufacturing Hldgs., Inc.*	19,278	245,987
AutoZone, Inc.*	906	996,120
Bloomin’ Brands, Inc.	39,769	752,032
BorgWarner, Inc.	8,356	350,785
Bright Horizons Family Solutions, Inc.*	1,968	296,912
Capri Hldgs. Ltd.*	1,806	62,632
Dave & Buster’s Entertainment, Inc.	15,850	641,450
Etsy, Inc.*	5,194	318,756
Expedia Group, Inc.	1,151	153,118
Five Below, Inc.*	6,278	753,486
Fox Factory Hldg. Corp.*	1,700	140,267
Grand Canyon Education, Inc.*	2,944	344,507
Haverty Furniture Cos., Inc.	20,185	343,751
Lithia Motors, Inc. Cl A	10,828	1,286,149
Malibu Boats, Inc. Cl A*	2,231	86,674
Marriott International, Inc. Cl A	2,882	404,315
Marriott Vacations Worldwide Corp.	8,025	773,610
NVR, Inc.*	107	360,617
Playa Hotels & Resorts NV*	27,568	212,549
Qurate Retail, Inc.*	4,533	56,164
Ralph Lauren Corp. Cl A	5,335	606,003
Red Rock Resorts, Inc. Cl A	20,098	431,705
Skyline Champion Corp.*	5,621	153,903
Steven Madden Ltd.	14,598	495,602
Taylor Morrison Home Corp. Cl A*	3,220	67,491
Thor Industries, Inc.	5,613	328,080
Tractor Supply Co.	6,451	701,869
Unifi, Inc.*	3,511	63,795

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Weight Watchers International, Inc.*	3,642	$69,562
ZAGG, Inc.*	20,267	141,058

		11,638,949

CONSUMER STAPLES (1.4%)
Calavo Growers, Inc.	1,538	148,786
Church & Dwight Co., Inc.	9,665	706,125
Constellation Brands, Inc. Cl A	7,119	1,402,016
Crimson Wine Group Ltd.*	43,911	351,288
Freshpet, Inc.*	3,008	136,894
Ingredion, Inc.	1,271	104,845
JM Smucker Co.	3,154	363,309
Tyson Foods, Inc. Cl A	1,711	138,146
Vector Group Ltd.	52,197	508,921
WD-40 Co.	1,178	187,349

		4,047,679

ENERGY (1.8%)
Abraxas Petroleum Corp.*	45,160	46,515
Baker Hughes, a GE Co. Cl A	4,789	117,953
Callon Petroleum Co.*	30,326	199,848
Carrizo Oil & Gas, Inc.*	18,124	181,602
Cheniere Energy, Inc.*	4,058	277,770
Continental Resources, Inc.*	9,419	396,446
CrossAmerica Partners LP*	9,761	156,664
Devon Energy Corp.	14,326	408,578
Hess Corp.	2,097	133,306
Kosmos Energy Ltd.	100,836	632,242
Matrix Svcs. Co.*	6,335	128,347
MPLX LP	4,417	142,183
Noble Energy, Inc.	6,939	155,434
PBF Energy, Inc. Cl A	28,805	901,596
PDC Energy, Inc.*	5,994	216,144
ProPetro Hldg. Corp.*	13,879	287,295
Range Resources Corp.	13,317	92,953
Whiting Petroleum Corp.*	7,220	134,870
Williams Cos., Inc.	27,200	762,688

		5,372,434

FINANCIALS (7.6%)
Allegiance Bancshares, Inc.*	7,265	242,215
American Equity Investment Life Hldgs. Co.	13,229	359,300
American Financial Group, Inc.	3,362	344,504
Ameriprise Financial, Inc.	4,635	672,816
AMERISAFE, Inc.	3,238	206,487
Argo Group International Hldgs. Ltd.	3,676	272,208
Associated Banc-Corp.	13,046	275,792
BancFirst Corp.	8,935	497,322
Bank of Marin Bancorp	7,642	313,475
BankUnited, Inc.	6,280	211,887
Banner Corp.	7,757	420,042
Blackstone Mortgage Trust, Inc. Cl A	9,566	340,358
Brookline Bancorp, Inc.	29,777	457,970

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Brown & Brown, Inc.	10,450	$350,075
Bryn Mawr Bank Corp.	8,486	316,698
Cadence BanCorporation Cl A	10,990	228,592
Cboe Global Markets, Inc.	3,128	324,155
CenterState Bank Corp.	2,686	61,859
Citizens Financial Group, Inc.	3,468	122,628
Columbia Banking System, Inc.	4,419	159,879
Dime Community Bancshares, Inc.	13,324	253,023
Discover Financial Svcs.	6,505	504,723
East West Bancorp, Inc.	6,593	308,355
Ellington Financial, Inc.*	26,121	469,394
Enterprise Financial Svcs. Corp.	9,533	396,573
Essent Group Ltd.*	5,300	249,047
Everest Re Group Ltd.	1,919	474,338
Fifth Third Bancorp	21,684	604,984
First Interstate BancSystem, Inc. Cl A	10,416	412,578
First Merchants Corp.	8,326	315,555
First Republic Bank	3,514	343,142
Flushing Financial Corp.	10,286	228,349
Great Southern Bancorp, Inc.	3,718	222,522
Hartford Financial Svcs. Group, Inc.	13,334	742,970
Heritage Commerce Corp.	10,546	129,188
Heritage Financial Corp.	10,920	322,577
IBERIABANK Corp.	4,703	356,723
Investors Bancorp, Inc.	13,611	151,763
iShares Micro-Cap ETF	3,662	341,262
iShares Russell 2000 Growth ETF	400	80,348
iShares Russell 2000 Value ETF	2,730	328,965
iShares Russell Mid-Cap ETF	2,302	128,613
iShares Russell Mid-Cap Value ETF	5,460	486,650
KeyCorp	45,197	802,247
Lincoln National Corp.	4,290	276,491
Marlin Business Svcs. Corp.	14,708	366,670
Moelis & Co. Cl A	8,285	289,561
Northfield Bancorp, Inc.	21,958	342,764
Peoples Bancorp, Inc.	4,592	148,138
Primerica, Inc.	2,288	274,446
Principal Financial Group, Inc.	4,617	267,417
Progressive Corp.	11,228	897,454
Raymond James Financial, Inc.	4,479	378,699
Reinsurance Group of America, Inc. Cl A	4,321	674,206
Selective Insurance Group, Inc.	8,310	622,336
Starwood Property Trust, Inc.	36,873	837,754
Sterling Bancorp	6,927	147,407
Stifel Financial Corp.	4,558	269,195
Stock Yards Bancorp, Inc.	17,501	632,661
SVB Financial Group*	844	189,554
Synchrony Financial	4,229	146,619
TriCo Bancshares	5,811	219,656
TriState Capital Hldgs., Inc.*	10,904	232,691
UMB Financial Corp.	3,246	213,652
United Financial Bancorp, Inc.	5,624	79,748
Voya Financial, Inc.	7,132	394,400

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Wintrust Financial Corp.	1,410	$103,156
Zions Bancorporation	5,640	259,327

		23,096,153

HEALTH CARE (5.4%)
ABIOMED, Inc.*	728	189,637
Acadia Healthcare Co., Inc.*	5,738	200,543
ACADIA Pharmaceuticals, Inc.*	5,998	160,327
Acceleron Pharma, Inc.*	3,235	132,894
Agilent Technologies, Inc.	8,138	607,664
Alder Biopharmaceuticals, Inc.*	6,072	71,467
Align Technology, Inc.*	1,068	292,312
Alnylam Pharmaceuticals, Inc.*	1,220	88,523
Amicus Therapeutics, Inc.*	11,339	141,511
Array BioPharma, Inc.*	9,823	455,100
Avanos Medical, Inc.*	1,898	82,772
AxoGen, Inc.*	4,806	95,159
BioMarin Pharmaceutical, Inc.*	1,204	103,123
Blueprint Medicines Corp.*	2,408	227,147
Boston Scientific Corp.*	5,910	254,012
Cambrex Corp.*	3,444	161,214
CareDx, Inc.*	3,553	127,872
Centene Corp.*	9,018	472,904
Chemed Corp.	870	313,931
CRISPR Therapeutics AG*	2,159	101,689
Edwards Lifesciences Corp.*	2,573	475,336
Emergent BioSolutions, Inc.*	9,973	481,796
Encompass Health Corp.	2,670	169,171
Exact Sciences Corp.*	4,798	566,356
FibroGen, Inc.*	2,010	90,812
Global Blood Therapeutics, Inc.*	1,870	98,362
Globus Medical, Inc. Cl A*	4,174	176,560
HealthEquity, Inc.*	3,886	254,144
Hill-Rom Hldgs., Inc.	4,364	456,562
Horizon Therapeutics PLC*	11,066	266,248
Humana, Inc.	843	223,648
ICU Medical, Inc.*	699	176,085
Inogen, Inc.*	1,128	75,305
Insmed, Inc.*	4,575	117,120
Insulet Corp.*	1,660	198,171
Intersect ENT, Inc.*	4,472	101,783
iRhythm Technologies, Inc.*	2,303	182,121
Karyopharm Therapeutics, Inc.*	12,361	74,042
LHC Group, Inc.*	2,224	265,946
Madrigal Pharmaceuticals, Inc.*	802	84,058
Magellan Health, Inc.*	1,806	134,059
Masimo Corp.*	1,081	160,874
Medicines Co.*	4,878	177,901
Mettler-Toledo International, Inc.*	485	407,400
Neogen Corp.*	2,783	172,852
NeoGenomics, Inc.*	7,783	170,759
Neurocrine Biosciences, Inc.*	2,321	195,962
Omnicell, Inc.*	3,636	312,805
Pacific Biosciences of California, Inc.*	11,797	71,372
Penumbra, Inc.*	765	122,400

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Portola Pharmaceuticals, Inc.*	4,450	$120,728
Quidel Corp.*	3,038	180,214
Repligen Corp.*	3,566	306,498
Sage Therapeutics, Inc.*	861	157,640
SeaSpine Hldgs. Corp.*	5,917	78,400
Sientra, Inc.*	34,314	211,374
STAAR Surgical Co.*	5,592	164,293
Supernus Pharmaceuticals, Inc.*	21,404	708,258
Tabula Rasa HealthCare, Inc.*	3,374	168,464
Tactile Systems Technology, Inc.*	3,719	211,685
Tandem Diabetes Care, Inc.*	1,281	82,650
Teladoc Health, Inc.*	2,181	144,840
Ultragenyx Pharmaceutical, Inc.*	2,022	128,397
US Physical Therapy, Inc.	1,768	216,704
Veeva Systems, Inc. Cl A*	2,885	467,687
Vericel Corp.*	20,440	386,112
Waters Corp.*	760	163,582
Wright Medical Group NV*	15,782	470,619
Xencor, Inc.*	5,012	205,141
Zimmer Biomet Hldgs., Inc.	3,636	428,103
Zoetis, Inc. Cl A	3,020	342,740
Zogenix, Inc.*	2,844	135,886

		16,219,826

INDUSTRIALS (6.4%)
AAR Corp.	5,580	205,288
Alaska Air Group, Inc.	9,074	579,919
Altra Industrial Motion Corp.	11,472	411,615
ASGN, Inc.*	2,279	138,107
BG Staffing, Inc.	4,411	83,280
Brink’s Co.	12,340	1,001,761
Builders FirstSource, Inc.*	6,671	112,473
Carlisle Cos., Inc.	4,066	570,907
CH Robinson Worldwide, Inc.	2,330	196,536
Copart, Inc.*	3,001	224,295
Daseke, Inc.*	30,873	111,143
Dover Corp.	3,676	368,335
Echo Global Logistics, Inc.*	10,341	215,817
EMCOR Group, Inc.	5,595	492,920
Encore Wire Corp.	8,505	498,223
EnerSys	1,964	134,534
Exponent, Inc.	4,888	286,144
Fortive Corp.	2,210	180,159
Generac Hldgs., Inc.*	4,168	289,301
Gorman-Rupp Co.	9,495	311,721
Harris Corp.	2,807	530,888
HD Supply Hldgs., Inc.*	5,005	201,601
Heidrick & Struggles International, Inc.	5,979	179,191
Hubbell, Inc. Cl B	1,940	252,976
IAA, Inc.*	13,466	522,211
ICF International, Inc.	1,084	78,915
John Bean Technologies Corp.	1,913	231,722
Kirby Corp.*	4,617	364,743
Knight-Swift Transportation Hldgs., Inc. Cl A	6,258	205,513

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Knoll, Inc.	8,416	$193,400
Kratos Defense & Security Solutions, Inc.*	19,028	435,551
L-3 Technologies, Inc.	4,610	1,130,234
Lennox International, Inc.	2,094	575,850
Lincoln Electric Hldgs., Inc.	3,242	266,881
Miller Industries, Inc.	19,592	602,454
Mueller Industries, Inc.	43,182	1,263,937
Old Dominion Freight Line, Inc.	6,109	911,829
Oshkosh Corp.	2,889	241,203
Quad/Graphics, Inc.	19,278	152,489
Robert Half International, Inc.	2,781	158,545
Rockwell Automation, Inc.	2,874	470,847
Roper Technologies, Inc.	789	288,979
Simpson Manufacturing Co., Inc.	4,783	317,878
Spirit Airlines, Inc.*	11,026	526,271
Stanley Black & Decker, Inc.	2,715	392,616
Teledyne Technologies, Inc.*	2,325	636,748
Trex Co., Inc.*	6,233	446,906
United Rentals, Inc.*	2,330	309,028
Universal Forest Products, Inc.	7,200	274,032
US Ecology, Inc.	1,656	98,598
VSE Corp.	11,441	328,242
Willdan Group, Inc.*	5,715	212,884

		19,215,640

INFORMATION TECHNOLOGY (6.8%)
Akoustis Technologies, Inc.*	14,768	94,515
Altair Engineering, Inc. Cl A*	5,515	222,751
Amphenol Corp. Cl A	4,815	461,952
Analog Devices, Inc.	4,175	471,232
Anixter International, Inc.*	2,866	171,129
Cardtronics PLC Cl A*	7,292	199,217
Ciena Corp.*	1,920	78,970
Cohu, Inc.	13,148	202,874
Comtech Telecommunications Corp.	2,558	71,905
Conduent, Inc.*	10,665	102,277
Cornerstone OnDemand, Inc.*	2,924	169,387
Cray, Inc.*	12,977	451,859
Cypress Semiconductor Corp.	23,748	528,156
DXC Technology Co.	6,856	378,109
EPAM Systems, Inc.*	3,716	643,240
Euronet Worldwide, Inc.*	3,000	504,720
Everspin Technologies, Inc.*	19,366	126,266
F5 Networks, Inc.*	465	67,718
Fidelity National Information Svcs., Inc.	2,009	246,465
Five9, Inc.*	13,391	686,824
Global Payments, Inc.	3,877	620,824
Globant S.A.*	3,202	323,562
Guidewire Software, Inc.*	2,767	280,518
II-VI, Inc.*	9,304	340,154
Itron, Inc.*	2,329	145,726
KEMET Corp.	8,223	154,675
KLA-Tencor Corp.	1,976	233,563

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
LivePerson, Inc.*	6,972	$195,495
LogMeIn, Inc.	7,616	561,147
Lumentum Hldgs., Inc.*	5,174	276,343
ManTech International Corp. Cl A	2,956	194,653
MaxLinear, Inc. Cl A*	6,069	142,257
Microchip Technology, Inc.	2,422	209,987
MKS Instruments, Inc.	7,287	567,584
Monolithic Power Systems, Inc.	1,465	198,918
Motorola Solutions, Inc.	1,385	230,921
New Relic, Inc.*	3,344	289,289
Palo Alto Networks, Inc.*	963	196,221
Perficient, Inc.*	12,674	434,972
Perspecta, Inc.	10,567	247,373
Plexus Corp.*	2,549	148,785
Pluralsight, Inc. Cl A*	2,330	70,646
Proofpoint, Inc.*	5,869	705,747
PTC, Inc.*	6,730	604,085
Pure Storage, Inc. Cl A*	20,981	320,380
Q2 Hldgs., Inc.*	4,059	309,945
Qorvo, Inc.*	1,733	115,435
Rapid7, Inc.*	11,910	688,874
RealPage, Inc.*	4,300	253,055
Richardson Electronics Ltd.*	41,267	231,095
SailPoint Technologies Hldg., Inc.*	5,265	105,511
Science Applications International Corp.	2,523	218,391
Sequans Communications S.A. ADR*	67,510	60,995
ServiceNow, Inc.*	2,205	605,427
Splunk, Inc.*	3,944	495,958
Square, Inc. Cl A*	2,945	213,601
SYNNEX Corp.	5,838	574,459
Synopsys, Inc.*	2,284	293,928
Total System Svcs., Inc.	1,135	145,586
ViaSat, Inc.*	5,927	479,020
Western Digital Corp.	1,850	87,967
Worldpay, Inc. Cl A*	6,483	794,492
Xilinx, Inc.	2,853	336,426
Xperi Corp.	14,369	295,858
Xura, Inc.*	11,415	285,375	††
Zendesk, Inc.*	5,139	457,525

		20,622,314

MATERIALS (2.2%)
Ashland Global Hldgs., Inc.	4,267	341,232
Berry Global Group, Inc.*	6,200	326,058
Boise Cascade Co.	6,649	186,903
Cleveland-Cliffs, Inc.	26,754	285,465
Crown Hldgs., Inc.*	14,469	884,056
Eastman Chemical Co.	676	52,613
Ferroglobe Representation & Warranty Insurance Trust*	6,080	0	††
FMC Corp.	1,665	138,112
Freeport-McMoRan, Inc.	13,078	151,837
Ingevity Corp.*	3,130	329,182
International Paper Co.	4,465	193,424

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Kaiser Aluminum Corp.	851	$83,066
Mosaic Co.	1,976	49,460
Newmont Goldcorp Corp.	6,710	258,133
Nucor Corp.	2,592	142,819
Olin Corp.	35,326	773,993
Packaging Corp. of America	8,454	805,835
PolyOne Corp.	9,713	304,891
Steel Dynamics, Inc.	16,853	508,961
U.S. Concrete, Inc.*	6,034	299,829
Vulcan Materials Co.	3,436	471,797

		6,587,666

REAL ESTATE (4.4%)
Alexander’s, Inc.	722	267,357
American Campus Communities, Inc.	3,937	181,732
Americold Realty Trust	12,110	392,606
Apartment Investment & Management Co. Cl A	5,106	255,913
AvalonBay Communities, Inc.	1,382	280,795
Brandywine Realty Trust	63,357	907,272
Camden Property Trust	3,212	335,301
Chatham Lodging Trust	8,733	164,792
Chesapeake Lodging Trust	10,886	309,380
Cousins Properties, Inc.	9,229	333,813
Duke Realty Corp.	31,281	988,792
Easterly Government Properties, Inc.	35,937	650,819
Equity LifeStyle Properties, Inc.	1,103	133,838
Essex Property Trust, Inc.	818	238,799
GEO Group, Inc.	25,817	542,415
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,077	86,710
Highwoods Properties, Inc.	7,265	300,044
Host Hotels & Resorts, Inc.	27,197	495,529
Industrial Logistics Properties Trust	11,929	248,362
JBG SMITH Properties	6,403	251,894
Kilroy Realty Corp.	9,276	684,662
Macerich Co.	2,486	83,256
Medical Properties Trust, Inc.	21,317	371,768
Pebblebrook Hotel Trust	7,607	214,365
Pennsylvania REIT	12,018	78,117
Prologis, Inc.	1,664	133,286
QTS Realty Trust, Inc. Cl A	4,403	203,331
Redfin Corp.*	4,815	86,574
Regency Centers Corp.	1,153	76,951
RLJ Lodging Trust	9,554	169,488
Sabra Health Care REIT, Inc.	14,467	284,855
SBA Communications Corp. Cl A*	2,793	627,979
Spirit Realty Capital, Inc.	7,659	326,733
Summit Hotel Properties, Inc.	6,118	70,173
Sun Communities, Inc.	3,290	421,745
Terreno Realty Corp.	25,360	1,243,654
Urstadt Biddle Properties, Inc. Cl A	4,741	99,561
Vornado Realty Trust	2,097	134,418

MUTUAL OF AMERICA INVESTMENT CORPORATION — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Welltower, Inc.	3,685	$300,438
Weyerhaeuser Co.	4,102	108,047

		13,085,564

UTILITIES (3.0%)
AES Corp.	11,487	192,523
Ameren Corp.	4,915	369,166
Avista Corp.	7,725	344,535
Black Hills Corp.	4,235	331,050
Chesapeake Utilities Corp.	2,633	250,188
Consolidated Edison, Inc.	3,811	334,148
Edison International	7,076	476,993
Entergy Corp.	3,035	312,392
Evergy, Inc.	11,835	711,875
Eversource Energy	2,856	216,371
FirstEnergy Corp.	13,498	577,849

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
UTILITIES (CONTINUED)
IDACORP, Inc.	3,405	$341,964
NiSource, Inc.	23,823	686,102
Northwest Natural Hldg. Co.	3,248	225,736
NorthWestern Corp.	4,621	333,405
PNM Resources, Inc.	7,177	365,381
Portland General Electric Co.	6,930	375,398
PPL Corp.	7,697	238,684
Public Svcs. Enterprise Group, Inc.	6,994	411,387
Sempra Energy	5,863	805,811
Spire, Inc.	2,762	231,787
Suburban Propane Partners LP	10,748	261,069
UGI Corp.	12,087	645,566

		9,039,380

TOTAL ACTIVE ASSETS-COMMON STOCKS
(Cost: $113,074,744) 44.3%		133,042,929

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT AGENCIES (2.0%)
FHLB	A-1+	2.00	07/01/19	$5,900,000	$5,900,000

TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $5,900,000) 2.0%					5,900,000

TOTAL ACTIVE ASSETS (Cost: $118,974,744) 46.3%					138,942,929

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$84,729	$84,729

TOTAL TEMPORARY CASH INVESTMENT (Cost: $84,729) 0.0% (2)					84,729

TOTAL INVESTMENTS (Cost: $211,332,015) 99.4%					298,528,674

OTHER NET ASSETS 0.6%					1,800,475

NET ASSETS 100.0%					$300,329,149

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.2%)
MSG Networks, Inc. Cl A*	137,181	$2,845,134
ORBCOMM, Inc.*	433,800	3,145,050
TEGNA, Inc.	314,921	4,771,053

		10,761,237

CONSUMER DISCRETIONARY (5.7%)
Bloomin’ Brands, Inc.	165,317	3,126,145
Dave & Buster’s Entertainment, Inc.	32,903	1,331,584
Haverty Furniture Cos., Inc.	139,226	2,371,019
Lithia Motors, Inc. Cl A	73,253	8,700,991
Marriott Vacations Worldwide Corp.	57,262	5,520,057
Playa Hotels & Resorts NV*	405,991	3,130,191
Unifi, Inc.*	52,114	946,911
ZAGG, Inc.*	290,876	2,024,497

		27,151,395

CONSUMER STAPLES (1.7%)
Crimson Wine Group Ltd.*	592,228	4,737,824
Vector Group Ltd.	346,846	3,381,749

		8,119,573

ENERGY (5.7%)
Abraxas Petroleum Corp.*	662,808	682,692
Callon Petroleum Co.*	437,741	2,884,713
Carrizo Oil & Gas, Inc.*	261,599	2,621,222
CrossAmerica Partners LP*	135,653	2,177,231
Matrix Svcs. Co.*	90,316	1,829,802
PBF Energy, Inc. Cl A	236,748	7,410,212
PDC Energy, Inc.*	85,547	3,084,825
ProPetro Hldg. Corp.*	196,655	4,070,758
Range Resources Corp.	85,979	600,134
Whiting Petroleum Corp.*	104,220	1,946,830

		27,308,419

FINANCIALS (30.6%)
American Equity Investment Life Hldg. Co.	201,559	5,474,343
Argo Group International Hldgs. Ltd.	52,796	3,909,544
BancFirst Corp.	132,337	7,365,878
Bank of Marin Bancorp	113,353	4,649,740
Banner Corp.	106,796	5,783,003
Blackstone Mortgage Trust, Inc. Cl A	137,459	4,890,791
Brookline Bancorp, Inc.	449,763	6,917,355
Bryn Mawr Bank Corp.	126,151	4,707,955
Cadence Bancorporation Cl A	156,747	3,260,338
CenterState Bank Corp.	40,029	921,868
Columbia Banking System, Inc.	62,388	2,257,198
Dime Community Bancshares, Inc.	181,873	3,453,768
Ellington Financial, Inc.*	368,318	6,618,675
Enterprise Financial Svcs. Corp.	131,397	5,466,115
Essent Group Ltd.*	76,490	3,594,265
First Interstate BancSystem, Inc. Cl A	158,502	6,278,264
Flushing Financial Corp.	149,747	3,324,383

	Shares	Value
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Great Southern Bancorp, Inc.	55,636	$3,329,815
Heritage Commerce Corp.	166,196	2,035,901
IBERIABANK Corp.	67,552	5,123,819
Investors Bancorp, Inc.	194,481	2,168,463
iShares Russell 2000 ETF	78,500	9,459,250
Marlin Business Svcs. Corp.	218,547	5,448,377
Northfield Bancorp, Inc.	310,272	4,843,346
Peoples Bancorp, Inc.	66,346	2,140,322
Selective Insurance Group, Inc.	126,552	9,477,479
Sterling Bancorp	97,846	2,082,163
Stifel Financial Corp.	65,503	3,868,607
Stock Yards Bancorp, Inc.	252,620	9,132,213
TriCo Bancshares	86,333	3,263,387
UMB Financial Corp.	51,301	3,376,632
United Financial Bancorp, Inc.	81,057	1,149,388
Wintrust Financial Corp.	20,146	1,473,881

		147,246,526

HEALTH CARE (5.0%)
Acadia Healthcare Co., Inc.*	82,879	2,896,621
Avanos Medical, Inc.*	28,379	1,237,608
Emergent BioSolutions, Inc.*	39,479	1,907,230
Magellan Health, Inc.*	26,070	1,935,176
Pacific Biosciences of California, Inc.*	172,027	1,040,763
SeaSpine Hldgs. Corp.*	90,214	1,195,336
Sientra, Inc.*	203,266	1,252,119
Supernus Pharmaceuticals, Inc.*	179,711	5,946,637
Vericel Corp.*	169,168	3,195,584
Wright Medical Group NV*	118,217	3,525,231

		24,132,305

INDUSTRIALS (11.7%)
AAR Corp.	83,131	3,058,390
Builders FirstSource, Inc.*	93,267	1,572,482
Daseke, Inc.*	447,024	1,609,286
EMCOR Group, Inc.	23,339	2,056,166
Encore Wire Corp.	123,766	7,250,212
ICF International, Inc.	16,117	1,173,318
Kratos Defense & Security Solutions, Inc.*	126,520	2,896,043
Miller Industries, Inc.	285,727	8,786,105
Mueller Industries, Inc.	471,157	13,790,765
Quad/Graphics, Inc.	293,700	2,323,167
Spirit Airlines, Inc.*	64,276	3,067,893
Universal Forest Products, Inc.	101,020	3,844,821
VSE Corp.	163,797	4,699,336

		56,127,984

INFORMATION TECHNOLOGY (9.3%)
Anixter International, Inc.*	40,417	2,413,299
Cardtronics PLC Cl A*	61,302	1,674,771
Ciena Corp.*	27,590	1,134,777
Cohu, Inc.	50,116	773,290
Comtech Telecommunications Corp.	37,033	1,040,998
Cray, Inc.*	88,728	3,089,509
Everspin Technologies, Inc.*	122,444	798,335

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Five9, Inc.*	19,430	$996,565
II-VI, Inc.*	46,804	1,711,154
KEMET Corp.	118,024	2,220,031
Lumentum Hldgs., Inc.*	33,638	1,796,606
ManTech International Corp. Cl A	42,511	2,799,349
MKS Instruments, Inc.	17,134	1,334,567
Perficient, Inc.*	74,411	2,553,786
Perspecta, Inc.	97,754	2,288,421
Plexus Corp.*	36,055	2,104,530
Richardson Electronics Ltd.*	604,858	3,387,205
Sequans Communications S.A. ADR*	923,354	834,250
SYNNEX Corp.	53,956	5,309,270
ViaSat, Inc.*	14,211	1,148,533
Xperi Corp.	111,109	2,287,734
Xura, Inc.*	128,245	3,206,125	††

		44,903,105

MATERIALS (4.4%)
Berry Global Group, Inc.*	49,634	2,610,252
Boise Cascade Co.	96,056	2,700,134
Cleveland-Cliffs, Inc.	384,225	4,099,681
Kaiser Aluminum Corp.	12,208	1,191,623
Olin Corp.	185,318	4,060,318
PolyOne Corp.	140,203	4,400,972
U.S. Concrete, Inc.*	41,570	2,065,613

		21,128,593

REAL ESTATE (12.4%)
Alexander’s, Inc.	6,071	2,248,091
Chatham Lodging Trust	125,416	2,366,600
Chesapeake Lodging Trust	161,093	4,578,263
Cousins Properties, Inc.	132,490	4,792,163
Easterly Government Properties, Inc.	261,675	4,738,934

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
GEO Group, Inc.	262,678	$5,518,865
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	47,002	1,324,517
Highwoods Properties, Inc.	104,819	4,329,025
Industrial Logistics Properties Trust	181,832	3,785,742
JBG SMITH Properties	91,400	3,595,676
Medical Properties Trust, Inc.	304,871	5,316,950
Pennsylvania REIT	181,846	1,181,999
RLJ Lodging Trust	137,193	2,433,804
Sabra Health Care REIT, Inc.	207,757	4,090,735
Spirit Realty Capital, Inc.	43,681	1,863,432
Summit Hotel Properties, Inc.	91,507	1,049,585
Terreno Realty Corp.	105,255	5,161,705
Urstadt Biddle Properties, Inc. Cl A	68,042	1,428,882

		59,804,968

UTILITIES (7.6%)
Avista Corp.	110,882	4,945,337
Black Hills Corp.	60,816	4,753,987
IDACORP, Inc.	48,562	4,877,082
Northwest Natural Hldg. Co.	46,247	3,214,167
NorthWestern Corp.	66,264	4,780,947
PNM Resources, Inc.	101,520	5,168,383
Portland General Electric Co.	98,883	5,356,492
Spire, Inc.	39,771	3,337,582

		36,433,977

TOTAL COMMON STOCKS
(Cost: $418,400,933) 96.3%		463,118,082

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (3.0%)
U.S. Treasury Bill	A-1+	2.28	07/05/19	$2,000,000	$1,999,493
U.S. Treasury Bill	A-1+	2.33	07/23/19	10,000,000	9,985,822
U.S. Treasury Bill	A-1+	2.37	08/08/19	2,500,000	2,493,792

					14,479,107

COMMERCIAL PAPER (1.9%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	8,900,000	8,900,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $23,379,107) 4.9%					23,379,107

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$73,305	$73,305

TOTAL TEMPORARY CASH INVESTMENT (Cost: $73,305) 0.0% (2)					73,305

TOTAL INVESTMENTS (Cost: $441,853,345) 101.2%					486,570,494

OTHER NET ASSETS -1.2%					(5,692,549)

NET ASSETS 100.0%					$480,877,945

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (4.3%)
Cogent Communications Hldgs., Inc.	43,236	$2,566,489
Lions Gate Entertainment Corp. Cl B	247,063	2,868,401
Nexstar Media Group, Inc. Cl A	46,623	4,708,923
ORBCOMM, Inc.*	485,736	3,521,586
Shenandoah Telecommunications Co.	134,119	5,166,264
World Wrestling Entertainment, Inc. Cl A	35,237	2,544,464
Zynga, Inc. Cl A*	456,190	2,796,445

		24,172,572

CONSUMER DISCRETIONARY (12.3%)
American Axle & Manufacturing Hldgs., Inc.*	322,995	4,121,416
Bloomin’ Brands, Inc.	484,138	9,155,050
Dave & Buster’s Entertainment, Inc.	96,187	3,892,688
Etsy, Inc.*	87,653	5,379,265
Five Below, Inc.*	61,049	7,327,101
Fox Factory Hldg. Corp.*	28,475	2,349,472
Grand Canyon Education, Inc.*	23,323	2,729,257
Haverty Furniture Cos., Inc.	177,705	3,026,316
Lithia Motors, Inc. Cl A	42,555	5,054,683
Malibu Boats, Inc. Cl A*	37,507	1,457,147
Marriott Vacations Worldwide Corp.	29,473	2,841,197
Red Rock Resorts, Inc. Cl A	341,100	7,326,828
Skyline Champion Corp.*	94,588	2,589,819
Steven Madden Ltd.	247,887	8,415,764
Thor Industries, Inc.	41,842	2,445,665
Weight Watchers International, Inc.*	61,566	1,175,910

		69,287,578

CONSUMER STAPLES (1.9%)
Calavo Growers, Inc.	25,946	2,510,016
Freshpet, Inc.*	50,792	2,311,544
Vector Group Ltd.	244,828	2,387,073
WD-40 Co.	20,167	3,207,360

		10,415,993

ENERGY (0.9%)
Kosmos Energy Ltd.	769,785	4,826,552

FINANCIALS (7.1%)
Allegiance Bancshares, Inc.*	92,079	3,069,914
AMERISAFE, Inc.	55,399	3,532,794
First Merchants Corp.	141,359	5,357,506
Heritage Financial Corp.	185,286	5,473,349
iShares Micro-Cap ETF	61,653	5,745,443
Moelis & Co. Cl A	140,163	4,898,697
Primerica, Inc.	38,818	4,656,219
Starwood Property Trust, Inc.	147,018	3,340,249
TriState Capital Hldgs., Inc.*	184,485	3,936,910

		40,011,081

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (25.5%)
ACADIA Pharmaceuticals, Inc.*	101,203	$2,705,156
Acceleron Pharma, Inc.*	55,132	2,264,823
Alder Biopharmaceuticals, Inc.*	102,626	1,207,908
Amicus Therapeutics, Inc.*	195,666	2,441,912
Array BioPharma, Inc.*	166,803	7,727,983
AxoGen, Inc.*	81,227	1,608,295
Blueprint Medicines Corp.*	40,915	3,859,512
Cambrex Corp.*	58,201	2,724,389
CareDx, Inc.*	60,693	2,184,341
CRISPR Therapeutics AG*	36,226	1,706,245
Emergent BioSolutions, Inc.*	122,841	5,934,449
Exact Sciences Corp.*	23,899	2,821,038
FibroGen, Inc.*	34,412	1,554,734
Global Blood Therapeutics, Inc.*	31,725	1,668,735
Globus Medical, Inc. Cl A*	70,573	2,985,238
HealthEquity, Inc.*	65,415	4,278,141
Horizon Therapeutics PLC*	186,567	4,488,802
ICU Medical, Inc.*	11,833	2,980,851
Inogen, Inc.*	19,048	1,271,645
Insmed, Inc.*	77,625	1,987,200
Insulet Corp.*	28,050	3,348,609
Intersect ENT, Inc.*	77,682	1,768,042
iRhythm Technologies, Inc.*	39,799	3,147,305
Karyopharm Therapeutics, Inc.*	209,029	1,252,084
LHC Group, Inc.*	37,744	4,513,427
Madrigal Pharmaceuticals, Inc.*	13,618	1,427,303
Masimo Corp.*	18,387	2,736,353
Medicines Co.*	82,856	3,021,758
Neogen Corp.*	47,702	2,962,771
NeoGenomics, Inc.*	130,991	2,873,943
Neurocrine Biosciences, Inc.*	22,940	1,936,824
Omnicell, Inc.*	61,387	5,281,124
Portola Pharmaceuticals, Inc.*	75,861	2,058,109
Quidel Corp.*	51,417	3,050,056
Repligen Corp.*	59,616	5,123,995
Sage Therapeutics, Inc.*	14,717	2,694,535
Sientra, Inc.*	342,987	2,112,800
STAAR Surgical Co.*	94,919	2,788,720
Supernus Pharmaceuticals, Inc.*	154,113	5,099,599
Tabula Rasa HealthCare, Inc.*	57,260	2,858,992
Tactile Systems Technology, Inc.*	62,923	3,581,577
Tandem Diabetes Care, Inc.*	21,725	1,401,697
Teladoc Health, Inc.*	36,972	2,455,310
Ultragenyx Pharmaceutical, Inc.*	34,449	2,187,511
US Physical Therapy, Inc.	29,803	3,652,954
Vericel Corp.*	145,877	2,755,616
Wright Medical Group NV*	129,913	3,874,006
Xencor, Inc.*	88,728	3,631,637
Zogenix, Inc.*	46,720	2,232,282

		144,230,336

INDUSTRIALS (17.3%)
Altra Industrial Motion Corp.	194,527	6,979,629
ASGN, Inc.*	37,953	2,299,952
BG Staffing, Inc.	74,729	1,410,884
Brink’s Co.	110,587	8,977,453
Echo Global Logistics, Inc.*	174,282	3,637,265

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
EMCOR Group, Inc.	66,962	$5,899,352
EnerSys	33,118	2,268,583
Exponent, Inc.	81,772	4,786,933
Generac Hldgs., Inc.*	69,501	4,824,064
Gorman-Rupp Co.	160,495	5,269,051
Heidrick & Struggles International, Inc.	100,871	3,023,104
IAA, Inc.*	95,383	3,698,953
John Bean Technologies Corp.	32,515	3,938,542
Knight-Swift Transportation Hldgs., Inc. Cl A	105,531	3,465,638
Knoll, Inc.	142,797	3,281,475
Kratos Defense & Security Solutions, Inc.*	176,000	4,028,640
Simpson Manufacturing Co., Inc.	80,955	5,380,269
Spirit Airlines, Inc.*	113,822	5,432,724
Teledyne Technologies, Inc.*	23,408	6,410,749
Trex Co., Inc.*	105,219	7,544,202
US Ecology, Inc.	27,845	1,657,891
Willdan Group, Inc.*	96,409	3,591,235

		97,806,588

INFORMATION TECHNOLOGY (20.4%)
Akoustis Technologies, Inc.*	249,021	1,593,734
Altair Engineering, Inc. Cl A*	93,068	3,759,017
Cardtronics PLC Cl A*	51,670	1,411,624
Cohu, Inc.	161,672	2,494,599
Cornerstone OnDemand, Inc.*	49,851	2,887,868
Cray, Inc.*	117,092	4,077,143
Cypress Semiconductor Corp.	187,305	4,165,663
EPAM Systems, Inc.*	34,775	6,019,552
Everspin Technologies, Inc.*	185,845	1,211,709
Five9, Inc.*	203,384	10,431,565
Globant S.A.*	54,664	5,523,797
II-VI, Inc.*	102,685	3,754,164
Itron, Inc.*	39,410	2,465,884
LivePerson, Inc.*	116,903	3,277,960
LogMeIn, Inc.	30,607	2,255,124
Lumentum Hldgs., Inc.*	48,650	2,598,397
MaxLinear, Inc. Cl A*	102,859	2,411,015
MKS Instruments, Inc.	33,826	2,634,707

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
New Relic, Inc.*	55,816	$4,828,642
Perficient, Inc.*	129,759	4,453,329
Pluralsight, Inc. Cl A*	39,293	1,191,364
Proofpoint, Inc.*	41,492	4,989,413
Pure Storage, Inc. Cl A*	147,806	2,256,998
Q2 Hldgs., Inc.*	69,357	5,296,101
Rapid7, Inc.*	200,943	11,622,543
SailPoint Technologies Hldg., Inc.*	89,395	1,791,476
Science Applications International Corp.	42,647	3,691,524
SYNNEX Corp.	33,856	3,331,430
ViaSat, Inc.*	28,495	2,302,966
Xperi Corp.	115,366	2,375,386
Zendesk, Inc.*	41,453	3,690,561

		114,795,255

MATERIALS (1.9%)
Berry Global Group, Inc.*	45,817	2,409,518
Ferroglobe Representation & Warranty Insurance Trust*	72,345	0	††
Ingevity Corp.*	52,800	5,552,978
U.S. Concrete, Inc.*	54,518	2,709,003

		10,671,499

REAL ESTATE (4.1%)
Americold Realty Trust	85,485	2,771,424
Easterly Government Properties, Inc.	293,748	5,319,776
Pebblebrook Hotel Trust	130,652	3,681,773
QTS Realty Trust, Inc. Cl A	74,306	3,431,451
Redfin Corp.*	81,320	1,462,134
Terreno Realty Corp.	136,120	6,675,325

		23,341,883

UTILITIES (1.5%)
Chesapeake Utilities Corp.	45,009	4,276,756
Suburban Propane Partners LP	182,387	4,430,180

		8,706,936

TOTAL COMMON STOCKS
(Cost: $478,262,797) 97.2%		548,266,273

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	2.28	07/05/19	$2,000,000	$1,999,493

U.S. GOVERNMENT AGENCIES (1.3%)
FHLB	A-1+	2.25	07/02/19	7,200,000	7,199,550

COMMERCIAL PAPER (2.1%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	11,600,000	11,600,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $20,799,043) 3.7%					20,799,043

TOTAL INVESTMENTS (Cost: $499,061,840) 100.9%					569,065,316

OTHER NET ASSETS -0.9%					(5,143,311)

NET ASSETS 100.0%					$563,922,005

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.9%)
ATN International, Inc.	389	$22,457
Care.com, Inc.*	954	10,475
Cincinnati Bell, Inc.*	1,826	9,039
Cogent Communications Hldgs., Inc.	1,496	88,803
Consolidated Communications Hldgs., Inc.	2,609	12,862
EW Scripps Co. Cl A	2,027	30,993
Frontier Communications Corp.*	3,750	6,562
Gannett Co., Inc.	4,119	33,611
Iridium Communications, Inc.*	3,447	80,177
Marcus Corp.	782	25,775
New Media Investment Group, Inc.	1,954	18,446
QuinStreet, Inc.*	1,405	22,269
Scholastic Corp.	998	33,173
Spok Hldgs., Inc.	642	9,656
TechTarget, Inc.*	781	16,596
Vonage Hldgs. Corp.*	8,017	90,833

		511,727

CONSUMER DISCRETIONARY (13.6%)
Abercrombie & Fitch Co. Cl A	2,389	38,320
American Axle & Manufacturing Hldgs., Inc.*	4,035	51,487
American Public Education, Inc.*	595	17,600
Asbury Automotive Group, Inc.*	698	58,869
Ascena Retail Group, Inc.*	6,280	3,831
Barnes & Noble Education, Inc.*	1,250	4,200
Barnes & Noble, Inc.	2,047	13,694
Big Lots, Inc.	1,432	40,970
BJ’s Restaurants, Inc.	741	32,560
Bloomin’ Brands, Inc.	3,298	62,365
Boot Barn Hldgs., Inc.*	1,021	36,388
Buckle, Inc.	1,026	17,760
Caleres, Inc.	1,519	30,258
Callaway Golf Co.	3,180	54,569
Career Education Corp.*	2,513	47,923
Cato Corp. Cl A	827	10,189
Cavco Industries, Inc.*	305	48,050
Century Communities, Inc.*	987	26,235
Chico’s FAS, Inc.	4,265	14,373
Children’s Place, Inc.	567	54,080
Chuy’s Hldgs., Inc.*	600	13,752
Conn’s, Inc.*	885	15,771
Cooper Tire & Rubber Co.	1,792	56,538
Cooper-Standard Hldgs., Inc.*	582	26,667
Core-Mark Hldg. Co, Inc.	1,645	65,339
Crocs, Inc.*	2,343	46,274
Dave & Buster’s Entertainment, Inc.	1,308	52,935
Designer Brands, Inc. Cl A	2,060	39,490
Dine Brands Global, Inc.	624	59,573
Dorman Products, Inc.*	1,040	90,626
El Pollo Loco Hldgs., Inc.*	782	8,336
Ethan Allen Interiors, Inc.	886	18,659
Express, Inc.*	2,420	6,607
Fiesta Restaurant Group, Inc.*	848	11,143
Fossil Group, Inc.*	1,633	18,779

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Fox Factory Hldg. Corp.*	1,366	$112,709
GameStop Corp. Cl A	3,674	20,097
Garrett Motion, Inc.*	2,660	40,831
Genesco, Inc.*	622	26,304
Gentherm, Inc.*	1,201	50,238
G-III Apparel Group Ltd.*	1,489	43,806
Group 1 Automotive, Inc.	629	51,509
Guess?, Inc.	1,809	29,215
Haverty Furniture Cos., Inc.	676	11,512
Hibbett Sports, Inc.*	659	11,994
Installed Building Products, Inc.*	754	44,652
iRobot Corp.*	1,008	92,373
JC Penney Co., Inc.*	11,405	13,002
Kirkland’s, Inc.*	507	1,146
Kontoor Brands, Inc.*	1,672	46,849
La-Z-Boy, Inc.	1,677	51,417
LCI Industries	894	80,460
LGI Homes, Inc.*	675	48,215
Liquidity Svcs., Inc.*	963	5,865
Lithia Motors, Inc. Cl A	800	95,024
Lumber Liquidators Hldgs., Inc.*	1,027	11,862
M/I Homes, Inc.*	984	28,083
MarineMax, Inc.*	817	13,431
MDC Hldgs., Inc.	1,762	57,758
Meritage Homes Corp.*	1,288	66,126
Monarch Casino & Resort, Inc.*	425	18,164
Monro, Inc.	1,192	101,678
Motorcar Parts of America, Inc.*	677	14,495
Movado Group, Inc.	589	15,903
Nautilus, Inc.*	1,078	2,382
Office Depot, Inc.	19,678	40,537
Oxford Industries, Inc.	609	46,162
PetMed Express, Inc.	724	11,345
Red Robin Gourmet Burgers, Inc.*	463	14,154
Regis Corp.*	1,050	17,430
Rent-A-Center, Inc.*	1,603	42,688
RH*	573	66,239
Ruth’s Hospitality Group, Inc.	1,014	23,028
Shake Shack, Inc. Cl A*	936	67,579
Shoe Carnival, Inc.	350	9,660
Shutterfly, Inc.*	1,229	62,126
Shutterstock, Inc.	667	26,140
Sleep Number Corp.*	1,082	43,702
Sonic Automotive, Inc. Cl A	861	20,104
Stamps.com, Inc.*	583	26,392
Standard Motor Products, Inc.	719	32,599
Steven Madden Ltd.	2,790	94,720
Strategic Education, Inc.	790	140,620
Sturm Ruger & Co., Inc.	622	33,887
Superior Industries International, Inc.	844	2,920
Tailored Brands, Inc.	1,810	10,444
Tile Shop Hldgs., Inc.	1,383	5,532
TopBuild Corp.*	1,231	101,878
Unifi, Inc.*	524	9,521
Universal Electronics, Inc.*	496	20,346

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Vera Bradley, Inc.*	750	$9,000
Vista Outdoor, Inc.*	2,073	18,408
Vitamin Shoppe, Inc.*	558	2,199
William Lyon Homes Cl A*	1,182	21,548
Wingstop, Inc.	1,053	99,772
Winnebago Industries, Inc.	1,037	40,080
Wolverine World Wide, Inc.	3,172	87,357
Zumiez, Inc.*	685	17,878

		3,667,305

CONSUMER STAPLES (3.4%)
Andersons, Inc.	941	25,633
Avon Products, Inc.*	15,822	61,389
B&G Foods, Inc.	2,348	48,838
Calavo Growers, Inc.	559	54,078
Cal-Maine Foods, Inc.	1,083	45,183
Central Garden & Pet Co.*	370	9,971
Central Garden & Pet Co. Cl A*	1,481	36,492
Chefs’ Warehouse, Inc.*	826	28,968
Coca-Cola Bottling Co. Consolidated	165	49,376
Darling Ingredients, Inc.*	5,904	117,430
Dean Foods Co.	3,362	3,106
Inter Parfums, Inc.	620	41,224
J&J Snack Foods Corp.	539	86,752
John B Sanfilippo & Son, Inc.	314	25,023
Medifast, Inc.	421	54,014
MGP Ingredients, Inc.	458	30,370
Seneca Foods Corp. Cl A*	237	6,596
SpartanNash Co.	1,304	15,218
United Natural Foods, Inc.*	1,525	13,679
Universal Corp.	894	54,328
Usana Health Sciences, Inc.*	473	37,570
WD-40 Co.	495	78,725

		923,963

ENERGY (3.7%)
Archrock, Inc.	4,707	49,894
Bonanza Creek Energy, Inc.*	675	14,094
C&J Energy Svcs., Inc.*	2,223	26,187
Carrizo Oil & Gas, Inc.*	3,117	31,232
CONSOL Energy, Inc.*	993	26,424
Denbury Resources, Inc.*	16,855	20,900
Diamond Offshore Drilling, Inc.*	2,353	20,871
DMC Global, Inc.	513	32,499
Dril-Quip, Inc.*	1,304	62,592
Era Group, Inc.*	730	6,088
Exterran Corp.*	1,147	16,310
Geospace Technologies Corp.*	490	7,404
Green Plains, Inc.	1,411	15,211
Gulf Island Fabrication, Inc.*	496	3,522
Gulfport Energy Corp.*	5,253	25,792
Helix Energy Solutions Group, Inc.*	5,039	43,487
HighPoint Resources Corp.*	4,082	7,429
KLX Energy Svcs. Hldgs., Inc.*	839	17,141
Laredo Petroleum, Inc.*	5,643	16,365
Matrix Service Co.*	963	19,510

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Nabors Industries Ltd.	12,214	$35,421
Newpark Resources, Inc.*	3,261	24,197
Noble Corp. PLC*	9,153	17,116
Oil States International, Inc.*	2,179	39,876
Par Pacific Hldgs., Inc.*	1,082	22,203
PDC Energy, Inc.*	2,389	86,147
Penn Virginia Corp.*	488	14,972
ProPetro Hldg. Corp.*	2,675	55,372
Renewable Energy Group, Inc.*	1,345	21,332
REX American Resources Corp.*	202	14,726
Ring Energy, Inc.*	2,131	6,926
SEACOR Hldgs., Inc.*	627	29,789
SRC Energy, Inc.*	8,793	43,613
Superior Energy Svcs., Inc.*	5,724	7,441
TETRA Technologies, Inc.*	4,585	7,473
Unit Corp.*	2,026	18,011
US Silica Hldgs., Inc.	2,666	34,098
Whiting Petroleum Corp.*	3,319	61,999

		1,003,664

FINANCIALS (18.9%)
Ambac Financial Group, Inc.*	1,640	27,634
American Equity Investment Life Hldg. Co.	3,267	88,732
Ameris Bancorp	2,065	80,927
AMERISAFE, Inc.	690	44,001
Apollo Commercial Real Estate Finance, Inc.	4,928	90,626
ARMOUR Residential REIT, Inc.	1,878	35,006
Axos Financial, Inc.*	1,933	52,674
Banc of California, Inc.	1,544	21,570
Banner Corp.	1,124	60,865
Berkshire Hills Bancorp, Inc.	1,634	51,291
Blucora, Inc.*	1,738	52,783
Boston Private Financial Hldg., Inc.	3,005	36,270
Brookline Bancorp, Inc.	2,859	43,971
Capstead Mortgage Corp.	3,068	25,618
Central Pacific Financial Corp.	1,026	30,739
City Hldg. Co.	591	45,070
Columbia Banking System, Inc.	2,642	95,588
Community Bank System, Inc.	1,847	121,607
Customers Bancorp, Inc.*	1,032	21,672
CVB Financial Corp.	3,673	77,243
Dime Community Bancshares, Inc.	1,098	20,851
Donnelley Financial Solutions, Inc.*	1,242	16,568
Eagle Bancorp, Inc.	1,142	61,816
eHealth, Inc.*	679	58,462
Employers Hldgs., Inc.	1,147	48,484
Encore Capital Group, Inc.*	926	31,364
Enova International, Inc.*	1,209	27,867
EZCORP, Inc. Cl A*	1,885	17,851
First BanCorp.	7,756	85,626
First Commonwealth Financial Corp.	3,532	47,576
First Financial Bancorp	3,538	85,690
First Midwest Bancorp, Inc.	4,000	81,880
FirstCash, Inc.	1,544	154,431

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Flagstar Bancorp, Inc.	1,035	$34,300
Franklin Financial Network, Inc.	444	12,370
Glacier Bancorp, Inc.	3,026	122,704
Granite Point Mortgage Trust, Inc.	1,927	36,979
Great Western Bancorp, Inc.	2,042	72,940
Greenhill & Co., Inc.	648	8,806
Hanmi Financial Corp.	1,111	24,742
HCI Group, Inc.	240	9,713
Heritage Financial Corp.	1,193	35,241
HomeStreet, Inc.*	969	28,721
Hope Bancorp, Inc.	4,323	59,571
Horace Mann Educators Corp.	1,480	59,629
Independent Bank Corp.	1,230	93,665
INTL. FCStone, Inc.*	575	22,764
Invesco Mortgage Capital, Inc.	4,608	74,281
iShares Core S&P Small-Cap ETF	4,462	349,285
James River Group Hldgs. Ltd.	1,081	50,699
LegacyTexas Financial Group, Inc.	1,628	66,276
Meta Financial Group, Inc.	997	27,966
National Bank Hldgs. Corp. Cl A	933	33,868
NBT Bancorp, Inc.	1,569	58,853
New York Mortgage Trust, Inc.	7,463	46,271
NMI Hldgs., Inc. Cl A*	2,429	68,959
Northfield Bancorp, Inc.	1,694	26,443
Northwest Bancshares, Inc.	3,802	66,953
OFG Bancorp	1,551	36,867
Old National Bancorp.	5,373	89,138
Opus Bank	776	16,381
Oritani Financial Corp.	1,375	24,393
Pacific Premier Bancorp, Inc.	1,621	50,056
PennyMac Mortgage Investment Trust	2,736	59,727
Piper Jaffray Cos.	512	38,026
PRA Group, Inc.*	1,630	45,868
Preferred Bank	502	23,720
ProAssurance Corp.	1,927	69,584
Provident Financial Svcs., Inc.	2,199	53,326
Redwood Trust, Inc.	3,468	57,326
RLI Corp.	1,405	120,423
S&T Bancorp, Inc.	1,231	46,138
Safety Insurance Group, Inc.	521	49,563
Seacoast Banking Corp. of Florida*	1,846	46,962
Selective Insurance Group, Inc.	2,125	159,141
ServisFirst Bancshares, Inc.	1,645	56,358
Simmons First National Corp. Cl A	3,446	80,154
Southside Bancshares, Inc.	1,139	36,881
Stewart Information Svcs. Corp.	849	34,376
Third Point Reinsurance Ltd.*	2,677	27,627
Tompkins Financial Corp.	444	36,230
Triumph Bancorp, Inc.*	886	25,738
TrustCo Bank Corp.	3,476	27,530
United Community Banks, Inc.	2,838	81,053
United Fire Group, Inc.	769	37,266
United Insurance Hldgs. Corp.	774	11,037
Universal Insurance Hldgs., Inc.	1,141	31,834
Veritex Hldgs., Inc.	1,642	42,610

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Virtus Investment Partners, Inc.	252	$27,065
Waddell & Reed Financial, Inc. Cl A	2,691	44,859
Walker & Dunlop, Inc.	1,018	54,168
Westamerica Bancorporation	965	59,454
WisdomTree Investments, Inc.	4,216	26,013
World Acceptance Corp.*	227	37,253

		5,098,497

HEALTH CARE (11.8%)
Acorda Therapeutics, Inc.*	1,439	11,037
Addus Homecare Corp.*	360	26,982
Akorn, Inc.*	3,369	17,350
AMAG Pharmaceuticals, Inc.*	1,219	12,178
AMN Healthcare Svcs., Inc.*	1,670	90,598
Amphastar Pharmaceuticals, Inc.*	1,260	26,599
AngioDynamics, Inc.*	1,335	26,286
ANI Pharmaceuticals, Inc.*	300	24,660
Anika Therapeutics, Inc.*	508	20,635
Arrowhead Pharmaceuticals, Inc.*	3,413	90,444
Assertio Therapeutics, Inc.*	2,311	7,973
BioTelemetry, Inc.*	1,211	58,310
Cambrex Corp.*	1,211	56,687
Cardiovascular Systems, Inc.*	1,250	53,663
Community Health Systems, Inc.*	4,222	11,273
Computer Programs & Systems, Inc.	438	12,172
CONMED Corp.	928	79,409
Corcept Therapeutics, Inc.*	3,757	41,891
CorVel Corp.*	323	28,104
Cross Country Healthcare, Inc.*	1,318	12,363
CryoLife, Inc.*	1,230	36,814
Cutera, Inc.*	503	10,452
Cytokinetics, Inc.*	2,077	23,366
Diplomat Pharmacy, Inc.*	2,041	12,430
Eagle Pharmaceuticals, Inc.*	371	20,657
Emergent BioSolutions, Inc.*	1,626	78,552
Enanta Pharmaceuticals, Inc.*	572	48,265
Endo International PLC*	7,267	29,940
Ensign Group, Inc.	1,787	101,716
HealthStream, Inc.*	916	23,688
Heska Corp.*	251	21,378
HMS Hldgs. Corp.*	3,119	101,024
Innoviva, Inc.*	2,437	35,483
Integer Hldgs. Corp.*	1,075	90,214
Invacare Corp.	1,204	6,249
Lannett Co, Inc.*	1,228	7,442
Lantheus Hldgs., Inc.*	1,398	39,563
LeMaitre Vascular, Inc.	573	16,033
LHC Group, Inc.*	1,050	125,559
Luminex Corp.	1,497	30,898
Magellan Health, Inc.*	861	63,912
Medicines Co.*	2,484	90,591
Medpace Hldgs., Inc.*	938	61,364
Meridian Bioscience, Inc.	1,527	18,141
Merit Medical Systems, Inc.*	1,973	117,512
Mesa Laboratories, Inc.	127	31,031
Momenta Pharmaceuticals, Inc.*	3,522	43,849

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Myriad Genetics, Inc.*	2,626	$72,950
Natus Medical, Inc.*	1,216	31,239
Neogen Corp.*	1,872	116,270
NeoGenomics, Inc.*	3,682	80,783
NextGen Healthcare, Inc.*	1,715	34,129
Omnicell, Inc.*	1,473	126,722
OraSure Technologies, Inc.*	2,237	20,759
Orthofix Medical, Inc.*	682	36,064
Owens & Minor, Inc.	2,262	7,238
Phibro Animal Health Corp. Cl A	728	23,129
Progenics Pharmaceuticals, Inc.*	3,031	18,701
Providence Svc. Corp.*	397	22,764
REGENXBIO, Inc.*	1,112	57,123
Repligen Corp.*	1,507	129,527
Select Medical Hldgs. Corp.*	3,897	61,845
Spectrum Pharmaceuticals, Inc.*	3,809	32,795
Supernus Pharmaceuticals, Inc.*	1,879	62,176
Surmodics, Inc.*	478	20,635
Tabula Rasa HealthCare, Inc.*	651	32,504
Tactile Systems Technology, Inc.*	615	35,006
Tivity Health, Inc.*	1,715	28,195
US Physical Therapy, Inc.	459	56,260
Vanda Pharmaceuticals, Inc.*	1,898	26,743
Varex Imaging Corp.*	1,371	42,021

		3,170,315

INDUSTRIALS (18.8%)
AAON, Inc.	1,453	72,912
AAR Corp.	1,167	42,934
ABM Industries, Inc.	2,376	95,040
Actuant Corp. Cl A	2,202	54,632
Aegion Corp. Cl A*.	1,122	20,645
Aerojet Rocketdyne Hldgs., Inc.*	2,589	115,910
Aerovironment, Inc.*	762	43,259
Alamo Group, Inc.	344	34,376
Albany International Corp. Cl A	1,091	90,455
Allegiant Travel Co.	461	66,154
American Woodmark Corp.*	537	45,441
Apogee Enterprises, Inc.	961	41,746
Applied Industrial Technologies, Inc.	1,382	85,034
ArcBest Corp.	914	25,693
Arcosa, Inc.	1,732	65,175
Astec Industries, Inc.	807	26,276
Atlas Air Worldwide Hldgs., Inc.*	927	41,381
AZZ, Inc.	937	43,121
Barnes Group, Inc.	1,692	95,327
Brady Corp. Cl A	1,763	86,951
Briggs & Stratton Corp.	1,508	15,442
Chart Industries, Inc.*	1,278	98,253
CIRCOR International, Inc.*	710	32,660
Comfort Systems USA, Inc.	1,326	67,613
Cubic Corp.	1,026	66,156
DXP Enterprises, Inc.*	572	21,673
Echo Global Logistics, Inc.*	998	20,828
Encore Wire Corp.	747	43,759
EnPro Industries, Inc.	743	47,433

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
ESCO Technologies, Inc.	929	$76,754
Exponent, Inc.	1,853	108,475
Federal Signal Corp.	2,163	57,860
Forrester Research, Inc.	369	17,354
Forward Air Corp.	1,025	60,629
Franklin Electric Co., Inc.	1,379	65,503
FTI Consulting, Inc.*	1,356	113,687
Gibraltar Industries, Inc.*	1,151	46,454
GMS, Inc.*	1,148	25,256
Greenbrier Cos., Inc.	1,164	35,386
Griffon Corp.	1,241	20,998
Harsco Corp.*	2,875	78,890
Hawaiian Hldgs., Inc.	1,721	47,207
Heartland Express, Inc.	1,695	30,629
Heidrick & Struggles International, Inc.	689	20,649
Hillenbrand, Inc.	2,251	89,072
Hub Group, Inc. Cl A*	1,220	51,216
Insteel Industries, Inc.	653	13,595
Interface, Inc. Cl A	2,145	32,883
John Bean Technologies Corp.	1,140	138,088
Kaman Corp.	1,001	63,754
Kelly Svcs., Inc. Cl A	1,116	29,228
Korn/Ferry International	2,021	80,981
Lindsay Corp.	389	31,980
LSC Communications, Inc.	1,204	4,419
Lydall, Inc.*	632	12,766
Marten Transport Ltd.	1,389	25,210
Matson, Inc.	1,532	59,518
Matthews International Corp. Cl A	1,137	39,624
Mercury Systems, Inc.*	1,978	139,152
Mobile Mini, Inc.	1,617	49,205
Moog, Inc. Cl A	1,160	108,588
Mueller Industries, Inc.	2,027	59,330
Multi-Color Corp.	500	24,985
MYR Group, Inc.*	596	22,261
National Presto Industries, Inc.	181	16,885
Navigant Consulting, Inc.	1,410	32,698
Patrick Industries, Inc.*	806	39,647
PGT Innovations, Inc.*	2,094	35,012
Pitney Bowes, Inc.	6,547	28,021
Powell Industries, Inc.	314	11,932
Proto Labs, Inc.*	965	111,959
Quanex Building Products Corp.	1,187	22,422
Raven Industries, Inc.	1,293	46,393
Resources Connection, Inc.	1,082	17,323
RR Donnelley & Sons Co.	2,543	5,010
Saia, Inc.*	927	59,949
Simpson Manufacturing Co., Inc.	1,441	95,769
SkyWest, Inc.	1,839	111,572
SPX Corp.*	1,566	51,709
SPX FLOW, Inc.*	1,523	63,753
Standex International Corp.	453	33,132
Team, Inc.*	1,082	16,576
Tennant Co.	649	39,719
Tetra Tech, Inc.	1,967	154,508

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Titan International, Inc.	1,789	$8,748
Triumph Group, Inc.	1,784	40,854
TrueBlue, Inc.*	1,437	31,700
UniFirst Corp.	549	103,525
Universal Forest Products, Inc.	2,183	83,085
US Ecology, Inc.	793	47,215
Veritiv Corp.*	463	8,991
Viad Corp.	727	48,156
Vicor Corp.*	583	18,102
Wabash National Corp.	1,981	32,231
WageWorks, Inc.*	1,426	72,427
Watts Water Technologies, Inc. Cl A	992	92,435

		5,069,323

INFORMATION TECHNOLOGY (14.4%)
3D Systems Corp.*	4,229	38,484
8x8, Inc.*	3,453	83,217
ADTRAN, Inc.	1,714	26,139
Advanced Energy Industries, Inc.*	1,363	76,696
Agilysys, Inc.*	634	13,612
Alarm.com Hldgs., Inc.*	1,269	67,892
Anixter International, Inc.*	1,037	61,919
Applied Optoelectronics, Inc.*	670	6,888
Arlo Technologies, Inc.*	2,664	10,683
Axcelis Technologies, Inc.*	1,171	17,624
Badger Meter, Inc.	1,043	62,257
Bel Fuse, Inc. Cl B	361	6,198
Benchmark Electronics, Inc.	1,384	34,766
Bottomline Technologies DE, Inc.*	1,358	60,078
Brooks Automation, Inc.	2,587	100,246
Cabot Microelectronics Corp.	1,040	114,483
CalAmp Corp.*	1,209	14,121
Cardtronics PLC Cl A*	1,340	36,609
CEVA, Inc.*	788	19,188
Cohu, Inc.	1,467	22,636
Comtech Telecommunications Corp.	870	24,456
Control4 Corp.*	960	22,800
Cray, Inc.*	1,476	51,394
CSG Systems International, Inc.	1,192	58,205
CTS Corp.	1,178	32,489
Daktronics, Inc.	1,427	8,805
Diebold Nixdorf, Inc.*	2,744	25,135
Digi International, Inc.*	1,008	12,781
Diodes, Inc.*	1,434	52,155
DSP Group, Inc.*	706	10,138
Ebix, Inc.	785	39,423
Electronics For Imaging, Inc.*	1,546	57,063
ePlus, Inc.*	489	33,712
EVERTEC, Inc.	2,142	70,043
ExlService Hldgs., Inc.*	1,225	81,009
Extreme Networks, Inc.*	4,280	27,692
Fabrinet*	1,318	65,465
FARO Technologies, Inc.*	618	32,494
Finisar Corp.*	4,226	96,649
FormFactor, Inc.*	2,671	41,855
Harmonic, Inc.*	3,182	17,660

The accompanying notes are an integral part of these portfolio schedules.

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Ichor Hldgs. Ltd.*	799	$18,888
II-VI, Inc.*	2,140	78,238
Insight Enterprises, Inc.*	1,282	74,612
Itron, Inc.*	1,198	74,959
KEMET Corp.	2,090	39,313
Knowles Corp.*	3,250	59,508
Kopin Corp.*	2,412	2,629
Kulicke & Soffa Industries, Inc.	2,329	52,519
LivePerson, Inc.*	2,137	59,922
ManTech International Corp. Cl A	955	62,887
MaxLinear, Inc.*	2,301	53,935
Methode Electronics, Inc.	1,326	37,884
MicroStrategy, Inc. Cl A*	295	42,276
Monotype Imaging Hldgs., Inc.	1,481	24,940
MTS Systems Corp.	642	37,576
Nanometrics, Inc.*	877	30,441
NETGEAR, Inc.*	1,125	28,451
NIC, Inc.	2,401	38,512
OneSpan, Inc.*	1,129	15,998
OSI Systems, Inc.*	603	67,916
Park Electrochemical Corp.	695	11,600
PDF Solutions, Inc.*	998	13,094
Perficient, Inc.*	1,180	40,498
Photronics, Inc.*	2,394	19,631
Plexus Corp.*	1,078	62,923
Power Integrations, Inc.	1,046	83,868
Progress Software Corp.	1,592	69,443
Qualys, Inc.*	1,210	105,367
Rambus, Inc.*	3,949	47,546
Rogers Corp.*	668	115,283
Rudolph Technologies, Inc.*	1,109	30,642
Sanmina Corp.*	2,473	74,882
ScanSource, Inc.*	924	30,085
SMART Global Hldgs., Inc.*	448	10,300
SolarEdge Technologies, Inc.*	1,594	99,561
SPS Commerce, Inc.*	644	65,823
Sykes Enterprises, Inc.*	1,416	38,883
TiVo Corp.	4,504	33,194
TTEC Hldgs., Inc.	494	23,015
TTM Technologies, Inc.*	3,377	34,445
Ultra Clean Hldgs., Inc.*	1,412	19,655
Unisys Corp.*	1,851	17,992
Veeco Instruments, Inc.*	1,731	21,153
Viavi Solutions, Inc.*	8,204	109,031
Virtusa Corp.*	993	44,119
Xperi Corp.	1,768	36,403

		3,894,999

MATERIALS (4.2%)
AdvanSix, Inc.*	1,017	24,845
AK Steel Hldg Corp.*	11,337	26,869
American Vanguard Corp.	937	14,439
Balchem Corp.	1,159	115,865
Boise Cascade Co.	1,385	38,932
Century Aluminum Co.*	1,782	12,314
Clearwater Paper Corp.*	592	10,946

MUTUAL OF AMERICA INVESTMENT CORPORATION — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
MATERIALS (CONTINUED)
Ferro Corp.*	2,930	$46,294
FutureFuel Corp.	922	10,778
Hawkins, Inc.	343	14,890
Haynes International, Inc.	448	14,251
HB Fuller Co.	1,817	84,309
Innophos Hldgs., Inc.	707	20,581
Innospec, Inc.	878	80,109
Kaiser Aluminum Corp.	577	56,321
Koppers Hldgs., Inc.*	741	21,756
Kraton Corp.*	1,141	35,451
Livent Corp.*	5,269	36,461
LSB Industries, Inc.*	727	2,835
Lyondell Bassell Industries — contingent value rights**	448	0	††
Materion Corp.	729	49,433
Mercer International, Inc.	1,555	24,056
Myers Industries, Inc.	1,274	24,550
Neenah, Inc.	598	40,395
Olympic Steel, Inc.	329	4,491
PH Glatfelter Co.	1,578	26,637
Quaker Chemical Corp.	479	97,179
Rayonier Advanced Materials, Inc.	1,793	11,637
Schweitzer-Mauduit International, Inc.	1,108	36,763
Stepan Co.	731	67,186
SunCoke Energy, Inc.*	3,256	28,913
TimkenSteel Corp.*	1,426	11,593
Tredegar Corp.	916	15,224
US Concrete, Inc.*	565	28,075

		1,134,378

REAL ESTATE (6.8%)
Acadia Realty Trust	2,975	81,426
Agree Realty Corp.	1,377	88,197
American Assets Trust, Inc.	1,679	79,115
Armada Hoffler Properties, Inc.	1,880	31,114
CareTrust REIT, Inc.	3,407	81,018
CBL & Associates Properties, Inc.	6,263	6,514
Cedar Realty Trust, Inc.	3,085	8,175
Chatham Lodging Trust	1,667	31,456
Chesapeake Lodging Trust	2,177	61,870
Community Healthcare Trust, Inc.	642	25,301
DiamondRock Hospitality Co.	7,219	74,644
Easterly Government Properties, Inc.	2,435	44,098

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Four Corners Property Trust, Inc.	2,452	$67,013
Franklin Street Properties Corp. Cl C	3,848	28,398
Getty Realty Corp.	1,219	37,496
Global Net Lease, Inc.	3,001	58,880
Hersha Hospitality Trust Cl A	1,293	21,386
HFF, Inc. Cl A	1,427	64,900
Independence Realty Trust, Inc.	3,227	37,336
Innovative Industrial Properties, Inc. Cl A	354	43,740
iStar, Inc.	2,328	28,914
Kite Realty Group Trust	3,017	45,647
Lexington Realty Trust	7,495	70,528
LTC Properties, Inc.	1,418	64,746
Marcus & Millichap, Inc.*	769	23,724
MAX Hldgs., Inc. Cl A	637	19,594
National Storage Affiliates Trust	2,037	58,951
NorthStar Realty Europe Corp.	1,803	29,623
Office Properties Income Trust	1,722	45,237
Pennsylvania REIT	2,149	13,969
Realogy Hldgs. Corp.	4,133	29,923
Retail Opportunity Investments Corp.	4,099	70,216
RPT Realty	2,882	34,901
Saul Centers, Inc.	416	23,350
Summit Hotel Properties, Inc.	3,759	43,116
Universal Health Realty Income Trust	451	38,303
Urstadt Biddle Properties, Inc. Cl A	1,071	22,491
Washington Prime Group, Inc.	6,719	25,667
Washington Real Estate Investment Trust	2,867	76,635
Whitestone REIT Cl B	1,425	18,083
Xenia Hotels & Resorts, Inc.	4,036	84,151

		1,839,846

UTILITIES (2.1%)
American States Water Co.	1,318	99,166
Avista Corp.	2,366	105,524
California Water Service Group	1,726	87,387
El Paso Electric Co.	1,455	95,157
Northwest Natural Hldg. Co.	1,085	75,408
South Jersey Industries, Inc.	3,303	111,410

		574,052

TOTAL INDEXED ASSETS -COMMON STOCKS
(Cost: $28,317,486) 99.6%		26,888,069

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Citibank, New York Time Deposit	1.66	07/01/19	$70,766	$70,766

TOTAL TEMPORARY CASH INVESTMENT
(Cost: $70,766) 0.3%				70,766

TOTAL INVESTMENTS
(Cost: $28,388,252) 99.9%				26,958,835

OTHER NET ASSETS 0.1%				32,123

NET ASSETS 100.0%				$26,990,958

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Discovery, Inc. Cl A*	16,930	$519,751
Discovery, Inc. Cl C*	17,770	505,557
Lions Gate Entertainment Corp. Cl A	8,840	108,290
MSG Networks, Inc. Cl A*	21,903	454,268

		1,587,866

CONSUMER DISCRETIONARY (2.4%)
Capri Hldgs. Ltd.*	6,470	224,380
Marriott Vacations Worldwide Corp.	9,123	879,457
Qurate Retail, Inc.*	17,450	216,205
Ralph Lauren Corp. Cl A	5,037	572,153
Taylor Morrison Home Corp. Cl A*	12,722	266,653

		2,158,848

CONSUMER STAPLES (2.2%)
Constellation Brands, Inc. Cl A	3,279	645,766
Ingredion, Inc.	4,571	377,062
Tyson Foods, Inc. Cl A	6,140	495,744
Vector Group Ltd.	49,264	480,324

		1,998,896

ENERGY (6.2%)
Baker Hughes, a GE Co. Cl A	18,432	453,980
Cheniere Energy, Inc.*	15,507	1,061,454
Devon Energy Corp.	11,220	319,995
Hess Corp.	7,538	479,191
MPLX LP	16,998	547,166
Noble Energy, Inc.	26,701	598,102
PBF Energy, Inc. Cl A	45,343	1,419,236
Range Resources Corp.	25,585	178,583
Williams Cos., Inc.	25,751	722,058

		5,779,765

FINANCIALS (23.6%)
American Financial Group, Inc.	12,849	1,316,637
Ameriprise Financial, Inc.	11,272	1,636,243
Associated Banc-Corp.	50,204	1,061,313
BankUnited, Inc.	23,723	800,414
Citizens Financial Group, Inc.	12,450	440,232
Discover Financial Svcs.	12,401	962,194
Everest Re Group Ltd.	4,106	1,014,921
Fifth Third Bancorp	33,176	925,610
Hartford Financial Svcs. Group, Inc.	21,415	1,193,244
iShares Russell Mid-Cap Value ETF	30,760	2,741,639
KeyCorp	62,392	1,107,458
Lincoln National Corp.	15,429	994,399
Progressive Corp.	23,743	1,897,778
Reinsurance Group of America, Inc. Cl A	7,392	1,153,374
Starwood Property Trust, Inc.	34,048	773,570
SVB Financial Group*	3,169	711,726
Synchrony Financial	15,793	547,543
Voya Financial, Inc.	27,446	1,517,764
Zions Bancorporation	20,230	930,175

		21,726,234

HEALTH CARE (5.9%)
Agilent Technologies, Inc.	16,100	1,202,187
Boston Scientific Corp.*	22,170	952,866

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Centene Corp.*	14,054	$736,992
Hill-Rom Hldgs., Inc.	8,790	919,610
Humana, Inc.	3,104	823,491
Zimmer Biomet Hldgs., Inc.	6,613	778,615

		5,413,761

INDUSTRIALS (13.0%)
Alaska Air Group, Inc.	21,680	1,385,569
Harris Corp.	5,293	1,001,065
Kirby Corp.*	12,124	957,796
L-3 Technologies, Inc.	8,347	2,046,434
Mueller Industries, Inc.	36,510	1,068,648
Old Dominion Freight Line, Inc.	13,893	2,073,669
Oshkosh Corp.	10,661	890,087
Stanley Black & Decker, Inc.	10,266	1,484,566
United Rentals, Inc.*	7,919	1,050,297

		11,958,131

INFORMATION TECHNOLOGY (6.3%)
Analog Devices, Inc.	5,583	630,153
DXC Technology Co.	10,227	564,019
F5 Networks, Inc.*	1,906	277,571
KLA-Tencor Corp.	2,330	275,406
LogMeIn, Inc.	5,250	386,820
MKS Instruments, Inc.	2,560	199,398
Perspecta, Inc.	13,053	305,571
Proofpoint, Inc.*	5,400	649,350
PTC, Inc.*	7,380	662,429
Qorvo, Inc.*	5,940	395,663
ViaSat, Inc.*	1,350	109,107
Western Digital Corp.	7,122	338,651
Worldpay, Inc. Cl A*	7,860	963,243

		5,757,381

MATERIALS (9.4%)
Crown Hldgs., Inc.*	34,085	2,082,593
Eastman Chemical Co.	2,417	188,115
FMC Corp.	5,810	481,939
Freeport-McMoRan, Inc.	46,790	543,232
International Paper Co.	17,549	760,223
Mosaic Co.	7,050	176,462
Nucor Corp.	9,932	547,253
Olin Corp.	43,150	945,417
Packaging Corp. of America	21,659	2,064,536
Steel Dynamics, Inc.	28,317	855,173

		8,644,943

REAL ESTATE (12.9%)
Alexander’s, Inc.	1,137	421,031
American Campus Communities, Inc.	14,140	652,703
Apartment Investment & Management Co. Cl A	18,559	930,177
AvalonBay Communities, Inc.	5,202	1,056,942
Brandywine Realty Trust	58,091	831,863
Duke Realty Corp.	51,172	1,617,547
Equity LifeStyle Properties, Inc.	4,221	512,176
GEO Group, Inc.	28,610	601,096
Host Hotels & Resorts, Inc.	46,595	848,961

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Kilroy Realty Corp.	8,734	$644,657
Macerich Co.	8,560	286,674
Prologis, Inc.	5,967	477,957
Regency Centers Corp.	3,926	262,021
Spirit Realty Capital, Inc.	16,690	711,996
Vornado Realty Trust	7,493	480,301
Welltower, Inc.	13,332	1,086,958
Weyerhaeuser Co.	15,789	415,882

		11,838,942

	Shares	Value
COMMON STOCKS (CONTINUED):
UTILITIES (11.5%)
AES Corp.	41,460	$694,871
Ameren Corp.	18,208	1,367,603
Consolidated Edison, Inc.	14,115	1,237,603
Edison International	6,761	455,759
Entergy Corp.	10,621	1,093,219
Evergy, Inc.	22,442	1,349,886
Eversource Energy	10,994	832,905
FirstEnergy Corp.	24,306	1,040,540
PPL Corp.	28,507	884,002
Public Svc. Enterprise Group, Inc.	26,919	1,583,375

		10,539,763

TOTAL COMMON STOCKS
(Cost: $69,047,751) 95.2%		87,404,530

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.7%)
U.S. Treasury Bill	A-1+	2.28	07/05/19	$500,000	$499,873
U.S. Treasury Bill	A-1+	2.37	08/08/19	2,000,000	1,995,034

					2,494,907

COMMERCIAL PAPER (2.9%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	2,600,000	2,600,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,094,907) 5.6%					5,094,907

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$36,209	$36,209

TOTAL TEMPORARY CASH INVESTMENT (Cost: $36,209) 0.0% (2)					36,209

TOTAL INVESTMENTS (Cost: $74,178,867) 100.8%					92,535,646

OTHER NET ASSETS -0.8%					(765,580)

NET ASSETS 100.0%					$91,770,066

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (2.4%)
AMC Networks, Inc. Cl A*	37,980	$2,069,530
Cable One, Inc.	4,152	4,861,951
Cars.com, Inc.*	51,813	1,021,752
Cinemark Hldgs., Inc.	89,328	3,224,741
John Wiley & Sons, Inc. Cl A	37,970	1,741,304
Live Nation Entertainment, Inc.*	117,874	7,809,153
Meredith Corp.	33,850	1,863,781
New York Times Co. Cl A	119,732	3,905,658
TEGNA, Inc.	181,343	2,747,346
Telephone & Data Systems, Inc.	79,152	2,406,221
World Wrestling Entertainment, Inc. Cl A	36,698	2,649,963
Yelp, Inc. Cl A*	59,946	2,048,954

		36,350,354

CONSUMER DISCRETIONARY (11.6%)
Aaron’s, Inc.	56,965	3,498,221
Adient PLC	73,617	1,786,685
Adtalem Global Education, Inc.*	47,562	2,142,668
American Eagle Outfitters, Inc.	136,530	2,307,357
AutoNation, Inc.*	47,913	2,009,471
Bed Bath & Beyond, Inc.	111,817	1,299,314
Boyd Gaming Corp.	67,264	1,812,092
Brinker International, Inc.	31,778	1,250,464
Brunswick Corp.	73,006	3,350,245
Caesars Entertainment Corp.*	492,873	5,825,759
Carter’s, Inc.	38,064	3,712,763
Cheesecake Factory, Inc.	34,863	1,524,210
Churchill Downs, Inc.	29,710	3,418,730
Cracker Barrel Old Country Store, Inc.	20,124	3,435,770
Dana, Inc.	121,055	2,413,837
Deckers Outdoor Corp.*	24,562	4,322,175
Delphi Technologies PLC	74,783	1,495,660
Dick’s Sporting Goods, Inc.	56,814	1,967,469
Dillard’s, Inc. Cl A	14,998	934,075
Domino’s Pizza, Inc.	34,567	9,619,305
Dunkin’ Brands Group, Inc.	69,523	5,538,202
Eldorado Resorts, Inc.*	54,898	2,529,151
Five Below, Inc.*	47,080	5,650,542
Gentex Corp.	214,519	5,279,313
Goodyear Tire & Rubber Co.	195,057	2,984,372
Graham Hldgs. Co. Cl B	3,666	2,529,650
Helen of Troy Ltd.*	21,183	2,766,288
International Speedway Corp. Cl A	20,046	899,865
Jack in the Box, Inc.	21,753	1,770,477
KB Home	71,556	1,841,136
Marriott Vacations Worldwide Corp.	32,755	3,157,582
Mattel, Inc.*	294,817	3,304,899
Michaels Cos., Inc.*	75,842	659,825
Murphy USA, Inc.*	24,801	2,084,028
NVR, Inc.*	2,845	9,588,361
Ollie’s Bargain Outlet Hldgs., Inc.*	43,361	3,777,177

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Papa John’s International, Inc.	18,991	$849,277
Penn National Gaming, Inc.*	89,959	1,732,610
Polaris Industries, Inc.	48,041	4,382,780
Pool Corp.	33,382	6,375,962
Sally Beauty Hldgs., Inc.*	101,580	1,355,077
Scientific Games Corp.* Cl A	47,308	937,645
Service Corp. International	153,704	7,190,273
Signet Jewelers Ltd.	43,949	785,808
Six Flags Entertainment Corp.	60,017	2,981,645
Skechers U.S.A., Inc. Cl A*	113,172	3,563,786
Sotheby’s*	27,898	1,621,711
Tempur Sealy International, Inc.*	39,048	2,864,952
Texas Roadhouse, Inc. Cl A	56,517	3,033,267
Thor Industries, Inc.	43,776	2,558,707
Toll Brothers, Inc.	111,858	4,096,240
TRI Pointe Group, Inc.*	119,666	1,432,402
Tupperware Brands Corp.	40,966	779,583
Urban Outfitters, Inc.*	57,322	1,304,075
Visteon Corp.*	23,560	1,380,145
Weight Watchers International, Inc.*	32,988	630,071
Wendy’s Co.	153,439	3,004,336
Williams-Sonoma, Inc.	66,466	4,320,290
Wyndham Destinations, Inc.	78,785	3,458,661
Wyndham Hotels & Resorts, Inc.	82,037	4,572,742

		177,699,183

CONSUMER STAPLES (2.5%)
Boston Beer Co., Inc. Cl A*	7,316	2,763,692
Casey’s General Stores, Inc.	30,786	4,802,308
Edgewell Personal Care Co.*	45,598	1,228,866
Energizer Hldgs., Inc.	53,588	2,070,640
Flowers Foods, Inc.	153,413	3,569,920
Hain Celestial Group, Inc.*	75,372	1,650,647
Ingredion, Inc.	55,783	4,601,540
Lancaster Colony Corp.	16,371	2,432,731
Nu Skin Enterprises, Inc. Cl A	46,726	2,304,526
Post Hldgs., Inc.*	56,033	5,825,751
Sanderson Farms, Inc.	16,366	2,234,941
Sprouts Farmers Market, Inc.*	99,257	1,874,965
Tootsie Roll Industries, Inc.	15,887	586,707
TreeHouse Foods, Inc.*	47,189	2,552,925

		38,500,159

ENERGY (3.0%)
Apergy Corp.*	65,295	2,189,994
Callon Petroleum Co.*	193,127	1,272,707
Chesapeake Energy Corp.*	894,351	1,743,985
CNX Resources Corp.*	165,739	1,211,552
Core Laboratories N.V.	37,323	1,951,246
Ensco Rowan PLC Cl A*	167,088	1,425,261
EQT Corp.	215,176	3,401,933
Equitrans Midstream Corp.	170,978	3,369,976
Matador Resources Co.*	87,578	1,741,051
McDermott International, Inc.*	152,240	1,470,638

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
ENERGY (CONTINUED)
Murphy Oil Corp.	137,774	$3,396,129
Oasis Petroleum, Inc.*	228,088	1,295,540
Oceaneering International, Inc.*	83,918	1,711,088
Patterson-UTI Energy, Inc.	176,582	2,032,459
PBF Energy, Inc. Cl A	99,870	3,125,931
QEP Resources, Inc.*	201,107	1,454,004
Range Resources Corp.	174,287	1,216,523
SM Energy Co.	87,626	1,097,078
Southwestern Energy Co.*	454,296	1,435,575
Transocean Ltd.*	430,254	2,757,928
World Fuel Svcs. Corp.	56,782	2,041,881
WPX Energy, Inc.*	333,538	3,839,022

		45,181,501

FINANCIALS (15.3%)
Alleghany Corp.*	12,156	8,279,573
American Financial Group, Inc.	59,529	6,099,937
Associated Banc-Corp.	137,834	2,913,811
BancorpSouth Bank	77,531	2,251,500
Bank of Hawaii Corp.	34,567	2,865,950
Bank OZK	101,561	3,055,970
Brighthouse Financial, Inc.*	97,351	3,571,808
Brown & Brown, Inc.	196,695	6,589,283
Cathay General Bancorp	64,346	2,310,665
Chemical Financial Corp.	59,940	2,464,133
CNO Financial Group, Inc.	134,865	2,249,548
Commerce Bancshares, Inc.	82,812	4,940,564
Cullen/Frost Bankers, Inc.	52,997	4,963,699
East West Bancorp, Inc.	122,557	5,731,991
Eaton Vance Corp.	96,199	4,149,063
Evercore, Inc. Cl A	34,540	3,059,208
FactSet Research Systems, Inc.	32,291	9,253,309
Federated Investors, Inc. Cl B	80,698	2,622,685
First American Financial Corp.	94,148	5,055,748
First Financial Bankshares, Inc.	114,131	3,514,093
First Horizon National Corp.	265,388	3,962,243
FNB Corp.	271,026	3,189,976
Fulton Financial Corp.	142,519	2,333,036
Genworth Financial, Inc. Cl A*	419,542	1,556,501
Green Dot Corp. Cl A*	40,445	1,977,761
Hancock Whitney Corp.	72,133	2,889,648
Hanover Insurance Group, Inc.	34,165	4,383,370
Home BancShares, Inc.	130,089	2,505,514
Interactive Brokers Group, Inc. Cl A	63,326	3,432,269
International Bancshares Corp.	46,030	1,735,791
Janus Henderson Group PLC	138,115	2,955,661
Kemper Corp.	52,789	4,555,163
Legg Mason, Inc.	72,901	2,790,650
LendingTree, Inc.*	6,284	2,639,469
Mercury General Corp.	22,823	1,426,438
Navient Corp.	178,753	2,439,978
New York Community Bancorp, Inc.	391,942	3,911,581
Old Republic International Corp.	238,769	5,343,650
PacWest Bancorp	99,693	3,871,079
Pinnacle Financial Partners, Inc.	60,986	3,505,475

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
FINANCIALS (CONTINUED)
Primerica, Inc.	35,796	$4,293,730
Prosperity Bancshares, Inc.	55,956	3,695,894
Reinsurance Group of America, Inc. Cl A	52,525	8,195,476
RenaissanceRe Hldgs. Ltd.	37,014	6,588,862
SEI Investments Co.	108,030	6,060,483
Signature Bank	46,563	5,626,673
SLM Corp.	364,426	3,542,221
Sterling Bancorp	176,395	3,753,686
Stifel Financial Corp.	59,551	3,517,082
Synovus Financial Corp.	131,975	4,619,125
TCF Financial Corp.	137,322	2,854,924
Texas Capital Bancshares, Inc.*	42,425	2,603,622
Trustmark Corp.	54,553	1,813,887
UMB Financial Corp.	37,260	2,452,453
Umpqua Hldgs. Corp.	183,322	3,041,312
United Bankshares, Inc.	85,881	3,185,326
Valley National Bancorp	278,312	3,000,203
Washington Federal, Inc.	67,805	2,368,429
Webster Financial Corp.	77,580	3,705,997
Wintrust Financial Corp.	47,691	3,489,074
WR Berkley Corp.	121,339	7,999,880

		233,756,130

HEALTH CARE (9.1%)
Acadia Healthcare Co., Inc.*	74,893	2,617,510
Allscripts Healthcare Solutions, Inc.*	140,230	1,630,875
Amedisys, Inc.*	24,517	2,976,609
Avanos Medical, Inc.*	40,144	1,750,680
Bio-Rad Laboratories, Inc. Cl A*	16,935	5,293,712
Bio-Techne Corp.	32,160	6,705,038
Cantel Medical Corp.	30,686	2,474,519
Catalent, Inc.*	121,562	6,589,876
Charles River Laboratories International, Inc.*	41,108	5,833,225
Chemed Corp.	13,358	4,820,101
Covetrus, Inc.*	81,059	1,982,703
Encompass Health Corp.	82,753	5,243,230
Exelixis, Inc.*	252,942	5,405,371
Globus Medical, Inc. Cl A*	64,622	2,733,511
Haemonetics Corp.*	43,186	5,197,003
HealthEquity, Inc.*	45,915	3,002,841
Hill-Rom Hldgs., Inc.	56,351	5,895,442
ICU Medical, Inc.*	14,182	3,572,588
Inogen, Inc.*	15,245	1,017,756
Integra LifeSciences Hldgs. Corp.*	59,960	3,348,766
Ligand Pharmaceuticals, Inc.*	16,502	1,883,703
LivaNova PLC*	40,813	2,936,903
Mallinckrodt PLC*	71,119	652,872
Masimo Corp.*	41,443	6,167,547
Medidata Solutions, Inc.*	52,518	4,753,404
MEDNAX, Inc.*	71,679	1,808,461
Molina Healthcare, Inc.*	52,664	7,538,325
NuVasive, Inc.*	43,796	2,563,818
Patterson Cos., Inc.	69,366	1,588,481

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
PRA Health Sciences, Inc.*	49,621	$4,919,922
Prestige Consumer Healthcare, Inc.*	43,536	1,379,221
STERIS PLC	71,244	10,606,807
Syneos Health, Inc. Cl A*	51,709	2,641,813
Tenet Healthcare Corp.*	71,236	1,471,736
United Therapeutics Corp.*	36,970	2,885,878
West Pharmaceutical Svcs., Inc.	61,966	7,755,045

		139,645,292

INDUSTRIALS (15.3%)
Acuity Brands, Inc.	33,647	4,640,258
AECOM*	132,759	5,024,928
AGCO Corp.	54,499	4,227,487
ASGN, Inc.*	44,545	2,699,427
Avis Budget Group, Inc.*	53,759	1,890,166
Axon Enterprise, Inc.*	51,703	3,319,850
Brink’s Co.	41,976	3,407,612
Carlisle Cos., Inc.	48,269	6,777,450
Clean Harbors, Inc.*	42,695	3,035,615
Colfax Corp.*	80,174	2,247,277
Crane Co.	43,188	3,603,607
Curtiss-Wright Corp.	36,059	4,584,181
Deluxe Corp.	36,721	1,493,076
Donaldson Co., Inc.	106,989	5,441,461
Dycom Industries, Inc.*	26,586	1,565,118
EMCOR Group, Inc.	47,242	4,162,020
EnerSys	36,018	2,467,233
Fluor Corp.	117,876	3,971,242
GATX Corp.	30,391	2,409,702
Genesee & Wyoming, Inc. Cl A*	47,698	4,769,800
Graco, Inc.	139,902	7,020,282
Granite Construction, Inc.	39,435	1,899,978
Healthcare Svcs. Group, Inc.	62,913	1,907,522
Herman Miller, Inc.	49,107	2,195,083
HNI Corp.	36,412	1,288,257
Hubbell, Inc. Cl B	46,030	6,002,312
IDEX Corp.	63,462	10,924,349
Insperity, Inc.	31,551	3,853,639
ITT, Inc.	73,998	4,845,389
JetBlue Airways Corp.*	254,375	4,703,394
Kennametal, Inc.	69,786	2,581,384
Kirby Corp.*	45,326	3,580,754
Knight-Swift Transportation Hldgs., Inc. Cl A	105,035	3,449,349
Landstar System, Inc.	33,702	3,639,479
Lennox International, Inc.	29,790	8,192,250
Lincoln Electric Hldgs., Inc.	52,815	4,347,731
ManpowerGroup, Inc.	50,330	4,861,878
MasTec, Inc.*	52,092	2,684,301
MSA Safety, Inc.	29,623	3,121,968
MSC Industrial Direct Co., Inc. Cl A	37,804	2,807,325
Nordson Corp.	43,523	6,150,235
NOW, Inc.*	91,689	1,353,330
nVent Electric PLC	133,801	3,316,927
Old Dominion Freight Line, Inc.	54,231	8,094,519

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
Oshkosh Corp.	59,015	$4,927,162
Regal Beloit Corp.	36,010	2,942,377
Resideo Technologies, Inc.*	102,549	2,247,874
Ryder System, Inc.	44,715	2,606,885
Stericycle, Inc.*	71,832	3,429,978
Teledyne Technologies, Inc.*	30,722	8,413,834
Terex Corp.	52,625	1,652,425
Timken Co.	57,636	2,959,032
Toro Co.	89,711	6,001,666
Trex Co., Inc.*	49,188	3,526,779
Trinity Industries, Inc.	109,318	2,268,349
Valmont Industries, Inc.	18,485	2,344,083
Watsco, Inc.	26,861	4,392,579
Werner Enterprises, Inc.	36,314	1,128,639
Woodward, Inc.	46,943	5,312,070
XPO Logistics, Inc.*	77,426	4,475,997

		233,188,874

INFORMATION TECHNOLOGY (14.9%)
ACI Worldwide, Inc.*	93,026	3,194,513
Arrow Electronics, Inc.*	71,296	5,081,266
Avnet, Inc.	89,662	4,058,999
Belden, Inc.	33,379	1,988,387
Blackbaud, Inc.	41,765	3,487,377
CACI International, Inc. Cl A*	21,047	4,306,006
CDK Global, Inc.	102,309	5,058,157
Ciena Corp.*	120,859	4,970,931
Cirrus Logic, Inc.*	49,319	2,155,240
Cognex Corp.	144,559	6,935,941
Coherent, Inc.*	20,423	2,785,085
CommVault Systems, Inc.*	32,394	1,607,390
CoreLogic, Inc.*	68,233	2,854,186
Cree, Inc.*	88,970	4,998,335
Cypress Semiconductor Corp.	308,718	6,865,888
Fair Isaac Corp.*	24,340	7,643,247
First Solar, Inc.*	63,941	4,199,645
InterDigital, Inc.	26,644	1,715,874
j2 Global, Inc.	39,241	3,488,132
Jabil, Inc.	116,509	3,681,684
KBR, Inc.	119,375	2,977,212
Leidos Hldgs., Inc.	121,205	9,678,219
Littelfuse, Inc.	20,783	3,676,721
LiveRamp Hldgs., Inc.*	61,224	2,968,140
LogMeIn, Inc.	42,149	3,105,538
Lumentum Hldgs., Inc.*	64,471	3,443,396
Manhattan Associates, Inc.*	54,290	3,763,926
MAXIMUS, Inc.	53,617	3,889,377
MKS Instruments, Inc.	45,984	3,581,694
Monolithic Power Systems, Inc.	33,407	4,536,002
National Instruments Corp.	94,440	3,965,536
NCR Corp.*	101,207	3,147,538
NetScout Systems, Inc.*	58,426	1,483,436
Perspecta, Inc.	117,903	2,760,109
Plantronics, Inc.	27,596	1,022,156
PTC, Inc.*	87,468	7,851,128
Sabre Corp.	231,745	5,144,739
Science Applications International Corp.	42,904	3,713,770

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (CONTINUED)
Semtech Corp.*	56,231	$2,701,899
Silicon Laboratories, Inc.*	36,613	3,785,784
Synaptics, Inc.*	29,224	851,587
SYNNEX Corp.	35,138	3,457,579
Tech Data Corp.*	30,778	3,219,379
Teradata Corp.*	98,756	3,540,403
Teradyne, Inc.	143,963	6,897,267
Trimble, Inc.*	211,270	9,530,390
Tyler Technologies, Inc.*	32,273	6,971,613
Universal Display Corp.	35,905	6,752,294
Versum Materials, Inc.	91,960	4,743,297
ViaSat, Inc.*	48,329	3,905,950
Vishay Intertechnology, Inc.	112,012	1,850,438
WEX, Inc.*	36,338	7,561,938
Zebra Technologies Corp. Cl A*	45,443	9,519,854

		227,074,592

MATERIALS (6.0%)
Allegheny Technologies, Inc.*	105,880	2,668,176
AptarGroup, Inc.	53,115	6,604,319
Ashland Global Hldgs., Inc.	52,927	4,232,572
Cabot Corp.	48,935	2,334,689
Carpenter Technology Corp.	39,721	1,905,814
Chemours Co.	136,967	3,287,208
Commercial Metals Co.	98,764	1,762,937
Compass Minerals International, Inc.	28,564	1,569,592
Domtar Corp.	52,801	2,351,228
Eagle Materials, Inc.	37,179	3,446,493
Greif, Inc. Cl A	22,235	723,749
Ingevity Corp.*	35,180	3,699,881
Louisiana-Pacific Corp.	104,084	2,729,082
Minerals Technologies, Inc.	29,498	1,578,438
NewMarket Corp.	7,307	2,929,669
Olin Corp.	136,580	2,992,468
Owens-Illinois, Inc.	130,685	2,256,930
PolyOne Corp.	65,232	2,047,632
Reliance Steel & Aluminum Co.	56,521	5,348,017
Royal Gold, Inc.	54,985	5,635,413
RPM International, Inc.	110,314	6,741,289
Scotts Miracle-Gro Co.	33,180	3,268,230
Sensient Technologies Corp.	35,733	2,625,661
Silgan Hldgs., Inc.	65,208	1,995,365
Sonoco Products Co.	83,945	5,484,966
Steel Dynamics, Inc.	186,843	5,642,659
United States Steel Corp.	145,671	2,230,223
Valvoline, Inc.	157,571	3,077,362
Worthington Industries, Inc.	32,685	1,315,898

		92,485,960

REAL ESTATE (9.5%)
Alexander & Baldwin, Inc.	56,886	1,314,067
American Campus Communities, Inc.	115,098	5,312,924
Brixmor Property Group, Inc.	249,646	4,463,671
Camden Property Trust	81,048	8,460,601
CoreCivic, Inc.	100,030	2,076,623
CoreSite Realty Corp.	31,181	3,591,116

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED):
REAL ESTATE (CONTINUED)
Corporate Office Properties Trust	93,737	$2,471,845
Cousins Properties, Inc.	121,894	4,408,906
CyrusOne, Inc.	95,128	5,490,788
Douglas Emmett, Inc.	135,505	5,398,519
EastGroup Properties, Inc.	30,841	3,576,939
EPR Properties	63,163	4,711,328
First Industrial Realty Trust, Inc.	106,058	3,896,571
GEO Group, Inc.	101,921	2,141,360
Healthcare Realty Trust, Inc.	108,413	3,395,495
Highwoods Properties, Inc.	86,786	3,584,262
Hospitality Properties Trust	138,094	3,452,350
JBG SMITH Properties	101,283	3,984,473
Jones Lang LaSalle, Inc.	38,334	5,393,210
Kilroy Realty Corp.	84,435	6,232,147
Lamar Advertising Co. Cl A	72,043	5,814,591
Liberty Property Trust	124,353	6,222,624
Life Storage, Inc.	39,126	3,720,100
Mack-Cali Realty Corp.	75,409	1,756,276
Medical Properties Trust, Inc.	330,884	5,770,617
National Retail Properties, Inc.	136,397	7,230,405
Omega Healthcare Investors, Inc.	179,872	6,610,296
Pebblebrook Hotel Trust	109,553	3,087,204
PotlatchDeltic Corp.	56,789	2,213,635
PS Business Parks, Inc.	16,799	2,831,135
Rayonier, Inc.	109,118	3,306,275
Sabra Health Care REIT, Inc.	150,744	2,968,149
Senior Housing Properties Trust	198,624	1,642,620
Tanger Factory Outlet Centers, Inc.	79,547	1,289,457
Taubman Centers, Inc.	51,399	2,098,621
Uniti Group, Inc.	154,520	1,467,940
Urban Edge Properties	100,665	1,744,524
Weingarten Realty Investors	100,192	2,747,265

		145,878,929

UTILITIES (4.4%)
ALLETE, Inc.	43,351	3,607,237
Aqua America, Inc.	180,811	7,480,151
Black Hills Corp.	45,459	3,553,530
Hawaiian Electric Industries, Inc.	91,092	3,967,057
IDACORP, Inc.	42,133	4,231,417
MDU Resources Group, Inc.	165,984	4,282,387
National Fuel Gas Co.	72,173	3,807,126
New Jersey Resources Corp.	74,655	3,715,579
NorthWestern Corp.	42,303	3,052,161
OGE Energy Corp.	168,031	7,151,399
ONE Gas, Inc.	44,085	3,980,875
PNM Resources, Inc.	66,924	3,407,101
Southwest Gas Hldgs., Inc.	44,696	4,005,656
Spire, Inc.	42,641	3,578,433
UGI Corp.	145,382	7,764,853

		67,584,962

TOTAL INDEXED ASSETS-COMMON STOCKS
(Cost: $1,165,904,982) 94.0%		1,437,345,936

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	2.17	08/13/19	$11,500,000	$11,470,296
U.S. Treasury Bill	A-1+	2.28	07/05/19	2,000,000	1,999,493
U.S. Treasury Bill	A-1+	2.33	07/23/19	5,000,000	4,992,911
U.S. Treasury Bill (1)	A-1+	2.37	08/08/19	11,000,000	10,972,684

					29,435,384

U.S. GOVERNMENT AGENCIES (2.5%)
FHLB	A-1+	2.12	07/02/19	38,600,000	38,597,733

COMMERCIAL PAPER (0.9%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	7,700,000	7,700,000
Cisco Systems, Inc.†	A-1+	2.28	08/20/19	5,900,000	5,881,398

					13,581,398

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $81,614,515) 5.3%					81,614,515

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$38,521	$38,521

TOTAL TEMPORARY CASH INVESTMENT (Cost: $38,521) 0.0% (2)					38,521

TOTAL INVESTMENTS (Cost: $1,247,558,018) 99.3%					1,518,998,972

OTHER NET ASSETS 0.7%					9,818,145

NET ASSETS 100.0%					$1,528,817,117

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
FINANCIALS (93.5%)
iShares Core MSCI EAFE ETF	1,323,519	$81,264,067
iShares Core MSCI Europe ETF	393,284	18,327,035
iShares Core MSCI Pacific ETF	177,010	9,854,147
iShares Edge MSCI Min Vol Emerging Markets ETF	239,149	14,076,310
iShares MSCI EAFE ETF	3,382,851	222,354,796
iShares MSCI EAFE Growth ETF	602,616	48,673,294
iShares MSCI EAFE Small-Cap ETF	177,935	10,213,469
iShares MSCI EAFE Value ETF	906,767	43,588,290
Vanguard FTSE Developed Markets ETF	2,129,980	88,841,466
Vanguard FTSE Europe ETF	424,630	23,312,187
Vanguard FTSE Pacific ETF	220,480	14,569,318

		575,074,379

TOTAL COMMON STOCKS
(Cost: $538,244,247) 93.5%		575,074,379

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.3%)
U.S. Treasury Bill	A-1+	2.28	07/05/19	$2,000,000	$1,999,493
U.S. Treasury Bill	A-1+	2.33	07/23/19	10,000,000	9,985,822
U.S. Treasury Bill	A-1+	2.37	08/08/19	2,000,000	1,995,034

					13,980,349

U.S. GOVERNMENT AGENCIES (2.5%)
FHLB	A-1+	2.25	07/02/19	15,100,000	15,099,056

COMMERCIAL PAPER (1.6%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	10,000,000	10,000,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $39,079,405) 6.4%					39,079,405

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$101,452	$101,452

TOTAL TEMPORARY CASH INVESTMENT (Cost: $101,452) 0.0% (2)					101,452

TOTAL INVESTMENTS (Cost: $577,425,104) 99.9%					614,255,236

OTHER NET ASSETS 0.1%					391,438

NET ASSETS 100.0%					$614,646,674

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.2%)
Comcast Corp. Cl A	70,918	$2,998,413
Viacom, Inc. Cl B	41,701	1,245,609
Walt Disney Co.	11,695	1,633,090

		5,877,112

CONSUMER DISCRETIONARY (7.9%)
Amazon.com, Inc.*	964	1,825,459
Best Buy Co., Inc.	22,194	1,547,588
Foot Locker, Inc.	16,630	697,130
Genuine Parts Co.	6,308	653,383
Home Depot, Inc.	13,370	2,780,559
Kohl’s Corp.	24,863	1,182,236
PVH Corp.	13,993	1,324,297
Ross Stores, Inc.	13,253	1,313,637
Royal Caribbean Cruises Ltd.	4,686	567,990
Starbucks Corp.	20,404	1,710,467
Tapestry, Inc.	31,823	1,009,744

		14,612,490

CONSUMER STAPLES (2.0%)
Constellation Brands, Inc. Cl A	4,140	815,332
General Mills, Inc.	19,824	1,041,157
PepsiCo, Inc.	13,734	1,800,939

		3,657,428

ENERGY (4.6%)
Anadarko Petroleum Corp.	6,495	458,287
Baker Hughes, a GE Co. Cl A	16,585	408,489
Cimarex Energy Co.	4,914	291,548
Concho Resources, Inc.	7,198	742,690
ConocoPhillips	15,714	958,554
Marathon Petroleum Corp.	40,213	2,247,102
Noble Energy, Inc.	25,223	564,995
Pioneer Natural Resources Co.	4,673	718,988
Valero Energy Corp.	9,063	775,883
Williams Cos., Inc.	52,088	1,460,547

		8,627,083

FINANCIALS (7.3%)
Bank of America Corp.	80,074	2,322,146
Citigroup, Inc.	30,070	2,105,802
Comerica, Inc.	8,309	603,566
Intercontinental Exchange, Inc.	16,639	1,429,956
JPMorgan Chase & Co.	25,116	2,807,969
Morgan Stanley	33,469	1,466,277
Progressive Corp.	10,386	830,153
Synchrony Financial	59,492	2,062,587

		13,628,456

HEALTH CARE (8.1%)
AbbVie, Inc.	25,369	1,844,834
Amgen, Inc.	4,276	787,981
Bristol-Myers Squibb Co.	18,031	817,706
Celgene Corp.*	9,271	857,011
CVS Health Corp.	16,160	880,558

	Shares	Value
COMMON STOCKS (CONTINUED):
HEALTH CARE (CONTINUED)
Gilead Sciences, Inc.	21,891	$1,478,956
HCA Healthcare, Inc.	11,449	1,547,561
Humana, Inc.	3,521	934,121
Medtronic PLC	17,080	1,663,421
Merck & Co., Inc.	18,796	1,576,045
UnitedHealth Group, Inc.	11,142	2,718,760

		15,106,954

INDUSTRIALS (5.4%)
Boeing Co.	7,554	2,749,731
Caterpillar, Inc.	9,073	1,236,559
Delta Air Lines, Inc.	31,497	1,787,455
FedEx Corp.	5,114	839,668
Ingersoll-Rand PLC	9,155	1,159,664
Lockheed Martin Corp.	4,786	1,739,902
Parker-Hannifin Corp.	3,309	562,563

		10,075,542

INFORMATION TECHNOLOGY (14.6%)
Apple, Inc.	28,745	5,689,210
Broadcom, Inc.	7,145	2,056,760
Cisco Systems, Inc.	50,058	2,739,674
Citrix Systems, Inc.	7,189	705,528
Corning, Inc.	21,965	729,897
DXC Technology Co.	11,691	644,759
F5 Networks, Inc.*	3,704	539,414
Lam Research Corp.	6,418	1,205,557
Microsoft Corp.	48,057	6,437,716
NetApp, Inc.	9,850	607,745
Texas Instruments, Inc.	10,498	1,204,750
Total System Svcs., Inc.	9,262	1,188,037
Visa, Inc. Cl A	14,342	2,489,054
Xilinx, Inc.	6,439	759,287

		26,997,388

MATERIALS (1.4%)
Celanese Corp. Cl A	5,833	628,797
Eastman Chemical Co.	7,142	555,862
PPG Industries, Inc.	5,640	658,245
WestRock Co.	21,971	801,282

		2,644,186

REAL ESTATE (2.5%)
American Tower Corp.	9,212	1,883,393
Equinix, Inc.	2,990	1,507,827
Simon Property Group, Inc.	7,610	1,215,774

		4,606,994

UTILITIES (1.8%)
NextEra Energy, Inc.	7,511	1,538,704
Sempra Energy	13,064	1,795,516

		3,334,220

Total Common Stocks (Cost: $87,385,543) 58.8%		109,167,853

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (14.7%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$200,000	$188,695
U.S. Treasury Bond	AA+	2.88	05/15/49	1,500,000	1,606,641
U.S. Treasury Note	AA+	1.50	02/28/23	500,000	495,820
U.S. Treasury Note	AA+	1.63	02/15/26	750,000	738,603
U.S. Treasury Note	AA+	2.00	02/15/25	500,000	504,844
U.S. Treasury Note	AA+	2.00	11/15/26	800,000	805,594
U.S. Treasury Note	AA+	2.13	05/15/25	750,000	762,246
U.S. Treasury Note	AA+	2.25	02/15/27	1,650,000	1,689,832
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,661,242
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,199,803
U.S. Treasury Note	AA+	2.38	05/15/27	1,850,000	1,911,426
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,580,918
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	7,780,156
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,438,752

					27,364,572

U.S. GOVERNMENT AGENCIES (11.2%)
MORTGAGE-BACKED OBLIGATIONS (11.2%)
FHLMC	AA+	2.50	09/01/27	177,138	178,727
FHLMC	AA+	2.62	01/25/23	50,000	50,808
FHLMC	AA+	3.00	06/01/27	102,414	104,585
FHLMC	AA+	3.00	08/01/27	115,968	118,608
FHLMC	AA+	3.00	02/01/32	269,946	276,036
FHLMC	AA+	3.00	10/15/37	151,634	154,629
FHLMC	AA+	3.00	11/01/42	178,263	181,803
FHLMC	AA+	3.00	04/01/43	215,190	219,730
FHLMC	AA+	3.50	02/01/32	121,954	126,525
FHLMC	AA+	3.50	01/01/43	213,558	221,785
FHLMC	AA+	3.50	06/01/45	298,983	309,933
FHLMC	AA+	3.50	07/01/45	323,031	336,865
FHLMC	AA+	4.00	02/01/25	18,434	19,146
FHLMC	AA+	4.00	11/01/33	221,941	232,110
FHLMC	AA+	4.00	01/01/38	177,240	187,816
FHLMC	AA+	4.00	03/01/41	96,301	101,602
FHLMC	AA+	4.00	07/01/41	139,402	147,351
FHLMC	AA+	4.00	11/01/42	100,296	105,946
FHLMC	AA+	4.00	01/01/43	168,868	178,380
FHLMC	AA+	4.00	01/01/44	184,092	193,610
FHLMC	AA+	4.00	10/01/44	148,667	155,721
FHLMC	AA+	4.00	06/01/45	293,372	309,144
FHLMC	AA+	4.00	05/01/47	338,674	354,076
FHLMC	AA+	4.00	09/01/48	470,518	488,629
FHLMC	AA+	4.50	08/01/34	20,575	22,093
FHLMC	AA+	4.50	08/15/35	17,247	17,664
FHLMC	AA+	4.50	02/01/44	137,046	145,886
FHLMC	AA+	4.50	05/01/48	437,434	459,808
FHLMC	AA+	5.00	02/01/26	11,513	12,173
FHLMC	AA+	5.00	10/01/40	132,774	144,359
FHLMC	AA+	5.50	07/01/32	24,906	26,862
FHLMC	AA+	5.50	05/01/33	17,686	18,868
FHLMC	AA+	5.50	06/01/37	83,116	92,226
FHLMC	AA+	6.00	03/15/32	24,025	26,918
FHLMC ARM	AA+	4.68	05/01/37	11,582	12,090
FHLMC ARM	AA+	4.73	03/01/37	3,582	3,752
FHLMC ARM	AA+	4.79	04/01/37	13,975	14,739
FHLMC ARM	AA+	4.89	02/01/36	26,524	27,822
FHLMC Strip	AA+	3.00	01/15/43	230,909	238,913

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	2.68	12/01/26	$300,000	$303,830
FNMA	AA+	2.92	07/01/27	289,703	297,975
FNMA	AA+	3.00	06/01/33	333,512	339,502
FNMA	AA+	3.00	09/01/33	198,504	202,070
FNMA	AA+	3.00	12/01/42	253,693	253,793
FNMA	AA+	3.00	01/01/43	526,604	535,436
FNMA	AA+	3.00	02/01/43	152,949	155,513
FNMA	AA+	3.00	03/01/43	274,996	280,582
FNMA	AA+	3.00	04/01/43	251,130	251,228
FNMA	AA+	3.00	09/01/43	287,790	292,617
FNMA	AA+	3.50	03/25/28	227,517	237,174
FNMA	AA+	3.50	08/01/38	185,414	190,732
FNMA	AA+	3.50	10/01/41	115,697	121,404
FNMA	AA+	3.50	11/01/41	210,296	218,261
FNMA	AA+	3.50	12/01/41	189,521	197,432
FNMA	AA+	3.50	04/01/42	218,633	229,396
FNMA	AA+	3.50	04/01/42	346,168	359,281
FNMA	AA+	3.50	08/01/42	167,773	174,129
FNMA	AA+	3.50	11/25/42	444,263	453,172
FNMA	AA+	3.50	08/01/43	356,969	368,260
FNMA	AA+	3.50	08/01/43	296,897	307,490
FNMA	AA+	3.50	01/01/44	73,351	74,496
FNMA	AA+	3.50	08/25/44	89,102	91,483
FNMA	AA+	3.50	04/01/45	255,818	265,021
FNMA	AA+	3.50	09/01/47	164,339	170,202
FNMA	AA+	3.50	08/01/48	361,558	369,808
FNMA	AA+	3.53	01/01/26	200,000	211,928
FNMA	AA+	4.00	07/25/26	301,065	319,636
FNMA	AA+	4.00	01/01/31	119,058	124,341
FNMA	AA+	4.00	07/01/40	203,998	215,016
FNMA	AA+	4.00	11/01/40	120,910	127,489
FNMA	AA+	4.00	05/01/41	113,616	120,292
FNMA	AA+	4.00	11/01/45	240,271	249,694
FNMA	AA+	4.00	02/01/47	213,331	222,646
FNMA	AA+	4.00	05/01/48	567,830	589,924
FNMA	AA+	4.00	03/01/49	540,815	560,696
FNMA	AA+	4.00	07/01/56	596,438	626,606
FNMA	AA+	4.50	05/01/30	38,310	40,779
FNMA	AA+	4.50	04/01/31	50,834	54,114
FNMA	AA+	4.50	08/01/33	23,102	24,605
FNMA	AA+	4.50	09/01/33	43,586	46,461
FNMA	AA+	4.50	06/01/34	44,340	47,128
FNMA	AA+	4.50	08/01/35	28,392	30,457
FNMA	AA+	4.50	12/01/35	26,828	28,777
FNMA	AA+	4.50	05/01/39	48,237	51,782
FNMA	AA+	4.50	05/01/39	70,402	75,614
FNMA	AA+	4.50	05/01/40	81,865	87,153
FNMA	AA+	4.50	10/01/40	418,564	449,524
FNMA	AA+	4.50	11/01/47	106,304	112,924
FNMA	AA+	4.50	11/01/47	216,175	227,529
FNMA	AA+	5.00	06/01/33	44,837	48,674
FNMA	AA+	5.00	10/01/33	47,709	51,826
FNMA	AA+	5.00	11/01/33	133,737	145,767
FNMA	AA+	5.00	11/01/33	30,469	33,081
FNMA	AA+	5.00	03/01/34	14,912	16,233
FNMA	AA+	5.00	04/01/34	23,540	25,536

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	5.00	09/01/35	$16,563	$18,089
FNMA	AA+	5.00	11/25/35	61,510	68,233
FNMA	AA+	5.00	08/01/37	125,047	136,508
FNMA	AA+	5.00	05/01/39	57,006	61,939
FNMA	AA+	5.00	06/01/40	30,697	33,352
FNMA	AA+	5.50	03/01/34	7,983	8,508
FNMA	AA+	5.50	05/01/34	88,747	98,188
FNMA	AA+	5.50	07/01/34	32,662	35,671
FNMA	AA+	5.50	09/01/34	43,186	47,174
FNMA	AA+	5.50	09/01/34	12,696	13,967
FNMA	AA+	5.50	10/01/34	19,531	21,660
FNMA	AA+	5.50	02/01/35	34,204	37,945
FNMA	AA+	5.50	02/01/35	27,806	30,848
FNMA	AA+	5.50	08/01/35	11,502	12,688
FNMA	AA+	5.50	08/01/37	5,956	6,598
FNMA	AA+	5.50	11/01/38	3,259	3,424
FNMA	AA+	5.50	06/01/48	9,300	9,623
FNMA	AA+	6.00	05/01/23	9,387	10,275
FNMA	AA+	6.00	04/01/32	1,512	1,655
FNMA	AA+	6.00	05/01/32	9,121	10,341
FNMA	AA+	6.00	04/01/33	55,480	61,403
FNMA	AA+	6.00	05/01/33	30,311	33,181
FNMA	AA+	6.00	06/01/34	13,839	15,408
FNMA	AA+	6.00	09/01/34	9,525	10,548
FNMA	AA+	6.00	10/01/34	23,676	26,151
FNMA	AA+	6.00	12/01/36	23,514	26,622
FNMA	AA+	6.00	01/01/37	25,442	28,811
FNMA	AA+	6.00	04/01/37	4,020	4,291
FNMA	AA+	6.00	05/01/37	3,083	3,243
FNMA	AA+	6.00	06/01/37	1,686	1,769
FNMA	AA+	6.00	10/25/44	73,078	83,452
FNMA	AA+	6.00	02/25/47	65,155	74,686
FNMA	AA+	6.00	12/25/49	29,815	34,026
FNMA	AA+	6.50	05/01/32	4,138	4,589
FNMA	AA+	6.50	05/01/32	22,121	24,534
FNMA	AA+	6.50	07/01/32	3,555	3,943
FNMA	AA+	6.50	07/01/34	15,922	17,723
FNMA	AA+	6.50	05/01/37	18,948	19,829
FNMA	AA+	6.50	09/01/37	6,835	7,581
FNMA	AA+	7.00	04/01/32	3,640	4,124
FNMA	AA+	7.50	06/01/31	3,916	4,480
FNMA	AA+	7.50	02/01/32	3,527	4,053
FNMA	AA+	7.50	06/01/32	2,840	3,392
FNMA	AA+	8.00	04/01/32	1,420	1,492
FNMA Strip	AA+	3.00	08/25/42	178,860	182,445
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	186,035	193,522
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	99,004	103,545
GNMA (3)	AA+	3.50	05/20/31	93,279	97,756
GNMA (3)	AA+	4.00	08/15/41	142,287	151,012
GNMA (3)	AA+	4.00	01/15/42	196,933	209,011
GNMA (3)	AA+	4.00	08/20/42	131,276	136,477
GNMA (3)	AA+	4.50	04/20/31	69,784	73,559
GNMA (3)	AA+	4.50	10/15/40	121,602	131,592
GNMA (3)	AA+	4.50	10/20/43	240,640	254,401
GNMA (3)	AA+	5.00	04/15/39	100,174	110,229

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	5.00	06/20/39	$111,139	$120,522
GNMA (3)	AA+	5.00	11/15/39	55,073	60,618
GNMA (3)	AA+	6.50	04/15/31	1,744	1,916
GNMA (3)	AA+	6.50	10/15/31	2,145	2,489
GNMA (3)	AA+	6.50	12/15/31	1,312	1,441
GNMA (3)	AA+	6.50	05/15/32	6,297	6,917
GNMA (3)	AA+	7.00	05/15/31	2,064	2,391
GNMA (3)	AA+	7.00	05/15/32	634	649
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	75,037	77,562

					20,808,328

CORPORATE DEBT (12.4%)
COMMUNICATION SERVICES (0.6%)
AT&T, Inc.	BBB	3.00	06/30/22	350,000	355,987
Omnicom Group, Inc.	BBB+	3.63	05/01/22	100,000	103,285
Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	255,557
Viacom, Inc.	BBB-	3.25	03/15/23	350,000	348,190

					1,063,019

CONSUMER DISCRETIONARY (2.6%)
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	100,000	107,256
Amazon.com, Inc.	AA-	5.20	12/03/25	300,000	350,222
AutoZone, Inc.	BBB	4.00	11/15/20	250,000	254,614
Dollar General Corp.	BBB	3.25	04/15/23	300,000	308,051
eBay, Inc.	BBB+	2.88	08/01/21	325,000	327,643
Expedia Group, Inc.	BBB	5.95	08/15/20	250,000	258,988
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	300,000	309,750
Harman International Industries, Inc.	BBB+	4.15	05/15/25	300,000	318,520
Kohl’s Corp.	BBB	3.25	02/01/23	250,000	251,111
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	305,768
Macy’s Retail Hldgs., Inc.	BBB-	2.88	02/15/23	216,000	211,427
Marriott International, Inc.	BBB	3.13	10/15/21	25,000	25,310
Marriott International, Inc.	BBB	3.25	09/15/22	350,000	357,804
Mattel, Inc.	B+	3.15	03/15/23	350,000	332,500
NVR, Inc.	BBB+	3.95	09/15/22	300,000	311,387
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	311,441
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	103,670
Tupperware Brands Corp.	BBB-	4.75	06/01/21	350,000	359,379

					4,804,841

CONSUMER STAPLES (0.7%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	275,000	279,812
Ingredion, Inc.	BBB	4.63	11/01/20	250,000	256,747
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	400,000	410,516
Sysco Corp.	BBB+	2.60	06/12/22	300,000	302,805
Sysco Corp.	BBB+	3.75	10/01/25	100,000	106,126

					1,356,006

ENERGY (0.8%)
Cameron International Corp.	A+	4.50	06/01/21	300,000	307,075
Energen Corp.	BB+	4.63	09/01/21	250,000	252,500
EQT Corp.	BBB-	4.88	11/15/21	210,000	219,539
Marathon Oil Corp.	BBB	2.80	11/01/22	350,000	351,484
Rowan Cos., Inc.	B	4.88	06/01/22	300,000	276,375

					1,406,973

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (2.8%)
Aflac, Inc.	A-	4.00	02/15/22	$300,000	$313,362
Alleghany Corp.	BBB+	5.63	09/15/20	300,000	311,184
American Express Co.	BBB	3.63	12/05/24	250,000	262,366
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	314,396
Block Financial LLC	BBB	5.25	10/01/25	350,000	375,008
Capital One Financial Corp.	BBB	4.75	07/15/21	300,000	313,515
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	253,876
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	104,911
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	264,509
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	320,232
First Tennessee Bank	BBBu	2.95	12/01/19	350,000	350,398
Lincoln National Corp.	A-	4.00	09/01/23	250,000	264,370
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	264,362
Pacific LifeCorp.†	A-	6.00	02/10/20	23,000	23,425
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	262,750
Signet UK Finance PLC	BB	4.70	06/15/24	250,000	207,500
Synchrony Financial	BBB-	3.70	08/04/26	400,000	396,880
Unum Group	BBB	4.00	03/15/24	150,000	156,368
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	256,068
WR Berkley Corp.	BBB+	7.38	09/15/19	250,000	252,310

					5,267,790

HEALTH CARE (1.5%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	290,000	297,042
Anthem, Inc.	A	4.35	08/15/20	250,000	255,335
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	200,000	206,221
Medco Health Solutions, Inc.	A-	4.13	09/15/20	250,000	254,697
Owens & Minor, Inc.	B	3.88	09/15/21	400,000	343,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	300,000	313,639
Quest Diagnostics, Inc.	BBB+	4.70	04/01/21	150,000	155,402
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	252,968
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	375,000	383,690
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	254,223

					2,716,217

INDUSTRIALS (0.1%)
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	204,241

INFORMATION TECHNOLOGY (1.1%)
Applied Materials, Inc.	A-	3.90	10/01/25	350,000	375,448
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	314,114
Fiserv, Inc.	BBB	4.75	06/15/21	360,000	375,860
Ingram Micro, Inc.	NR	5.00	08/10/22	200,000	201,853
Juniper Networks, Inc.	BBB	4.60	03/15/21	350,000	362,155
Symantec Corp.	BB+	4.20	09/15/20	350,000	355,440

					1,984,870

MATERIALS (0.9%)
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	300,000	300,375
Methanex Corp.	BB+	3.25	12/15/19	250,000	250,260
Packaging Corp. of America	BBB	3.90	06/15/22	250,000	259,437
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	160,547
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	366,971
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	101,696
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	310,702

					1,749,988

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
REAL ESTATE (0.6%)
Government Properties Income Trust	BBB-	3.75	08/15/19	$350,000	$350,107
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	250,000	255,571
Hospitality Properties Trust	BBB-	5.00	08/15/22	250,000	262,096
National Retail Properties, Inc.	BBB+	3.80	10/15/22	250,000	259,273

					1,127,047

UTILITIES (0.7%)
Entergy Corp.	BBB	5.13	09/15/20	250,000	255,953
Exelon Corp.	BBB	5.15	12/01/20	340,000	350,577
National Fuel Gas Co.	BBB	4.90	12/01/21	250,000	259,838
National Fuel Gas Co.	BBB	5.20	07/15/25	100,000	108,034
SCANA Corp.	BBB	4.13	02/01/22	300,000	306,371
Southern Co.	BBB+	3.25	07/01/26	50,000	50,760

					1,331,533

TOTAL CORPORATE DEBT					23,012,525

TOTAL LONG-TERM DEBT SECURITIES (Cost: $68,925,360) 38.3%					71,185,425

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.0%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	$2,600,000	$2,600,000
Wisconsin Gas Co.	A-1	2.40	07/01/19	3,000,000	3,000,000

					5,600,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $5,600,000) 3.0%					5,600,000

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$74,219	$74,219

TOTAL TEMPORARY CASH INVESTMENT (Cost: $74,219) 0.0% (2)					74,219

TOTAL INVESTMENTS (Cost: $161,985,122) 100.1%					186,027,497

OTHER NET ASSETS -0.1%					(267,050)

NET ASSETS 100.0%					$185,760,447

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	22,200,280	$32,969,657
Equity Index Fund (21.2%)	5,164,054	23,097,711
Mid-Cap Equity Index Fund (5.2%)	2,487,702	5,664,395
Mid-Term Bond Fund (30.0%)	30,535,588	32,694,851
Money Market Fund (13.4%)	11,785,246	14,557,820

TOTAL INVESTMENTS (Cost: $102,914,143) 100.0%		108,984,434

OTHER NET ASSETS -0.0% (2)		(1,690)

NET ASSETS 100.0%		$108,982,744

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2010 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	5,169,499	$7,677,228
Equity Index Fund (21.5%)	1,223,635	5,473,058
International Fund (2.9%)	842,208	729,858
Mid-Cap Equity Index Fund (7.6%)	852,909	1,942,040
Mid-Term Bond Fund (28.9%)	6,850,018	7,334,403
Money Market Fund (8.9%)	1,834,385	2,265,939

TOTAL INVESTMENTS (Cost: $23,844,398) 100.0%		25,422,526

OTHER NET ASSETS -0.0% (2)		(747)

NET ASSETS 100.0%		$25,421,779

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (28.4%)	27,830,700	$41,331,400
Equity Index Fund (26.3%)	8,532,386	38,163,545
International Fund (3.7%)	6,161,645	5,339,681
Mid-Cap Equity Index Fund (10.1%)	6,461,713	14,713,056
Mid-Term Bond Fund (23.8%)	32,344,883	34,632,087
Money Market Fund (5.9%)	6,907,625	8,532,699
Small Cap Growth Fund (0.9%)	896,241	1,323,815
Small Cap Value Fund (0.9%)	828,807	1,260,061

TOTAL INVESTMENTS (Cost: $133,146,378) 100.0%		145,296,344

OTHER NET ASSETS -0.0% (2)		(2,017)

NET ASSETS 100.0%		$145,294,327

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.1%)	100,905,145	$149,854,331
Equity Index Fund (30.3%)	38,938,186	174,162,214
International Fund (6.6%)	43,859,367	38,008,528
Mid-Cap Equity Index Fund (10.9%)	27,445,879	62,493,141
Mid-Term Bond Fund (20.4%)	109,387,519	117,122,639
Money Market Fund (1.7%)	8,031,158	9,920,552
Small Cap Growth Fund (2.0%)	8,032,017	11,863,891
Small Cap Value Fund (2.0%)	7,445,546	11,319,695

TOTAL INVESTMENTS (Cost: $522,182,034) 100.0%		574,744,991

OTHER NET ASSETS -0.0% (2)		(3,547)

NET ASSETS 100.0%		$574,741,444

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (23.5%)	131,152,224	$194,774,300
Equity Index Fund (34.1%)	63,269,776	282,992,233
International Fund (8.7%)	83,533,949	72,390,520
Mid-Cap Equity Index Fund (12.8%)	46,407,021	105,666,885
Mid-Term Bond Fund (13.5%)	104,627,363	112,025,878
Small Cap Growth Fund (3.9%)	21,942,775	32,411,124
Small Cap Value Fund (3.5%)	19,281,144	29,313,721

TOTAL INVESTMENTS (Cost: $745,112,837) 100.0%		829,574,661

OTHER NET ASSETS -0.0% (2)		(4,585)

NET ASSETS 100.0%		$829,570,076

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.9%)	103,911,864	$154,319,613
Equity Index Fund (36.1%)	59,479,027	266,037,020
International Fund (10.6%)	90,613,376	78,525,552
Mid-Cap Equity Index Fund (17.8%)	57,620,813	131,200,229
Mid-Term Bond Fund (5.3%)	36,626,269	39,216,223
Small Cap Growth Fund (4.9%)	24,248,258	35,816,496
Small Cap Value Fund (4.4%)	21,589,663	32,823,434

TOTAL INVESTMENTS (Cost: $654,716,230) 100.0%		737,938,567

OTHER NET ASSETS -0.0% (2)		(3,919)

NET ASSETS 100.0%		$737,934,648

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (17.8%)	73,950,565	$109,824,058
Equity Index Fund (38.6%)	53,242,768	238,143,559
International Fund (12.1%)	86,028,103	74,551,954
Mid-Cap Equity Index Fund (20.5%)	55,574,237	126,540,260
Small Cap Growth Fund (5.6%)	23,584,605	34,836,230
Small Cap Value Fund (5.4%)	21,757,530	33,078,648

TOTAL INVESTMENTS (Cost: $539,824,187) 100.0%		616,974,709

OTHER NET ASSETS -0.0% (2)		(2,820)

NET ASSETS 100.0%		$616,971,889

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (13.2%)	44,798,628	$66,530,488
Equity Index Fund (38.8%)	43,654,618	195,257,808
International Fund (13.9%)	80,982,264	70,179,230
Mid-Cap Equity Index Fund (20.4%)	45,159,843	102,827,112
Smal Cap Equity Index Fund (0.1%)	631,017	593,191
Small Cap Growth Fund (6.9%)	23,342,964	34,479,308
Small Cap Value Fund (6.7%)	22,003,075	33,451,957

TOTAL INVESTMENTS (Cost: $436,631,707) 100.0%		503,319,094

OTHER NET ASSETS -0.0% (2)		(2,713)

NET ASSETS 100.0%		$503,316,381

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.2%)	39,759,981	$59,047,588
Equity Index Fund (37.8%)	44,561,009	199,311,902
International Fund (14.0%)	85,208,805	73,841,951
Mid-Cap Equity Index Fund (21.7%)	50,200,556	114,304,608
Smal Cap Equity Index Fund (0.1%)	590,036	554,667
Small Cap Growth Fund (7.8%)	27,988,944	41,341,770
Small Cap Value Fund (7.4%)	25,605,382	38,928,657

TOTAL INVESTMENTS (Cost: $449,341,781) 100.0%		527,331,143

OTHER NET ASSETS -0.0% (2)		(2,973)

NET ASSETS 100.0%		$527,328,170

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.1%)	21,757,687	$32,312,362
Equity Index Fund (35.8%)	28,470,078	127,340,595
International Fund (16.0%)	65,957,821	57,159,047
Mid-Cap Equity Index Fund (21.7%)	33,946,916	77,295,736
Smal Cap Equity Index Fund (0.3%)	1,000,960	940,958
Small Cap Growth Fund (8.8%)	21,259,263	31,401,526
Small Cap Value Fund (8.3%)	19,371,278	29,450,755

TOTAL INVESTMENTS (Cost: $326,393,578) 100.0%		355,900,979

OTHER NET ASSETS -0.0% (2)		(1,520)

NET ASSETS 100.0%		$355,899,459

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (8.8%)	6,137,027	$9,114,105
Equity Index Fund (33.7%)	7,792,919	34,856,065
International Fund (16.9%)	20,184,361	17,491,767
Mid-Cap Equity Index Fund (22.0%)	9,986,735	22,739,385
Smal Cap Equity Index Fund (0.3%)	294,323	276,680
Small Cap Growth Fund (9.3%)	6,486,921	9,581,669
Small Cap Value Fund (9.0%)	6,153,512	9,355,375

TOTAL INVESTMENTS (Cost: $100,679,209) 100.0%		103,415,046

OTHER NET ASSETS -0.0% (2)		(225)

NET ASSETS 100.0%		$103,414,821

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.0%)	617,715	$917,370
Equity Index Fund (31.0%)	910,911	4,074,311
International Fund (20.0%)	3,028,386	2,624,399
Mid-Cap Equity Index Fund (22.9%)	1,322,759	3,011,867
Smal Cap Equity Index Fund (1.4%)	190,230	178,827
Small Cap Growth Fund (9.4%)	836,859	1,236,103
Small Cap Value Fund (8.3%)	717,482	1,090,809

TOTAL INVESTMENTS (Cost: $12,566,542) 100.0%		13,133,686

OTHER NET ASSETS -0.0% (2)		(3)

NET ASSETS 100.0%		$13,133,683

MUTUAL OF AMERICA INVESTMENT CORPORATION — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.2%)	33,488,509	$49,733,818
Equity Index Fund (25.7%)	9,487,076	42,433,669
International Fund (4.6%)	8,696,965	7,536,790
Mid-Cap Equity Index Fund (4.8%)	3,496,437	7,961,243
Mid-Term Bond Fund (34.7%)	53,385,504	57,160,553

TOTAL INVESTMENTS (Cost: $153,416,770) 100.0%		164,826,073

OTHER NET ASSETS -0.0% (2)		(258)

NET ASSETS 100.0%		$164,825,815

MUTUAL OF AMERICA INVESTMENT CORPORATION — MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (25.3%)	70,119,524	$104,134,575
Equity Index Fund (36.1%)	33,321,799	149,041,309
International Fund (9.2%)	43,577,978	37,764,676
Mid-Cap Equity Index Fund (14.5%)	26,259,989	59,792,917
Mid-Term Bond Fund (14.9%)	57,472,199	61,536,231

TOTAL INVESTMENTS (Cost: $349,404,980) 100.0%		412,269,708

OTHER NET ASSETS -0.0% (2)		(542)

NET ASSETS 100.0%		$412,269,166

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.5%)	42,135,835	$62,575,970
Equity Index Fund (36.6%)	25,056,216	112,071,118
International Fund (13.9%)	49,116,228	42,564,123
Mid-Cap Equity Index Fund (19.6%)	26,337,214	59,968,756
Small Cap Growth Fund (4.8%)	9,859,394	14,563,065
Small Cap Value Fund (4.6%)	9,303,427	14,144,288

TOTAL INVESTMENTS (Cost: $246,646,244) 100.0%		305,887,320

OTHER NET ASSETS -0.0% (2)		(1,329)

NET ASSETS 100.0%		$305,885,991

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (24.1%)
U.S. Treasury Bill	A-1+	2.11	08/29/19	$1,600,000	$1,594,494
U.S. Treasury Bill	A-1+	2.15	08/08/19	7,600,000	7,582,772
U.S. Treasury Bill	A-1+	2.20	07/25/19	8,000,000	7,988,299
U.S. Treasury Bill	A-1+	2.26	08/06/19	10,000,000	9,977,515
U.S. Treasury Bill	A-1+	2.30	08/01/19	5,200,000	5,189,741
U.S. Treasury Bill	A-1+	2.35	07/16/19	8,700,000	8,691,500
U.S. Treasury Bill	A-1+	2.38	07/09/19	6,500,000	6,496,580
U.S. Treasury Bill	A-1+	2.39	07/05/19	2,100,000	2,099,444

					49,620,345

U.S. GOVERNMENT AGENCIES (15.9%)
FHLB	A-1+	2.21	08/12/19	11,400,000	11,370,740
FHLB	A-1+	2.21	08/09/19	6,200,000	6,185,223
FHLB	A-1+	2.22	08/14/19	5,000,000	4,986,464
FHLB	A-1+	2.23	07/11/19	2,750,000	2,748,297
FHLB	A-1+	2.28	07/30/19	5,200,000	5,190,491
FHLB	A-1+	2.32	07/31/19	2,300,000	2,295,572

					32,776,787

COMMERCIAL PAPER (60.0%)
Apple, Inc.†	A-1+	2.26	08/15/19	5,100,000	5,085,656
Chevron Corp.†	A-1+	2.39	08/05/19	2,000,000	1,995,372
Chevron Corp.†	A-1+	2.40	07/22/19	6,000,000	5,991,635
Cisco Systems, Inc.†	A-1+	2.43	07/18/19	7,910,000	7,900,961
CME Group, Inc.†	A-1+	2.37	07/10/19	8,000,000	7,995,260
Eli Lilly & Co.†	A-1+	2.40	07/16/19	7,000,000	6,993,029
Emerson Electric Co.†	A-1	2.37	07/11/19	6,400,000	6,395,787
General Dynamics Corp.†	A-1	2.38	07/10/19	4,500,000	4,497,322
General Dynamics Corp.†	A-1	2.43	07/23/19	3,100,000	3,095,415
Hershey Co.†	A-1	2.42	07/15/19	6,000,000	5,994,377
IBM Corp.†	A-1	2.36	07/12/19	4,700,000	4,696,611
IBM Corp.†	A-1	2.46	08/01/19	2,731,000	2,725,238
Intel Corp.†	A-1	2.41	07/11/19	5,595,000	5,591,270
Intercontinental Exchange, Inc.†	A-1	2.39	07/25/19	500,000	499,207
Intercontinental Exchange, Inc.†	A-1	2.48	07/08/19	2,148,000	2,146,968
Intercontinental Exchange, Inc.†	A-1	2.55	08/06/19	300,000	299,238
Intercontinental Exchange, Inc.†	A-1	2.55	07/01/19	5,000,000	5,000,000
J.P. Morgan Securities LLC	A-1	2.36	07/26/19	350,000	349,429
J.P. Morgan Securities LLC	A-1	2.36	08/01/19	770,000	768,442
J.P. Morgan Securities LLC	A-1	2.37	08/23/19	1,130,000	1,126,069
Nestle Capital Corp.†	A-1+	2.27	08/16/19	5,700,000	5,683,540
Nestle Capital Corp.†	A-1+	2.39	08/06/19	1,100,000	1,097,382
Nestle Capital Corp.†	A-1+	2.47	07/02/19	1,200,000	1,199,918
NIKE, Inc.†	A-1+	2.36	07/18/19	1,100,000	1,098,774
Novartis Finance Corp.†	A-1+	2.35	07/02/19	3,400,000	3,399,778
Novartis Finance Corp.†	A-1+	2.36	08/02/19	2,250,000	2,245,300
ONE Gas, Inc.†	A-1	2.38	07/03/19	8,000,000	7,998,942
Simon Property Group LP†	A-1	2.37	08/02/19	6,300,000	6,286,746
Simon Property Group LP†	A-1	2.47	07/09/19	1,700,000	1,699,071
Toyota Motor Credit Corp.	A-1+	2.41	07/10/19	1,800,000	1,798,920
Toyota Motor Credit Corp.	A-1+	2.43	07/08/19	4,600,000	4,597,835

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (CONTINUED):
COMMERCIAL PAPER (CONTINUED)
Unilever Capital Corp.†	A-1	2.46	07/29/19	$2,200,000	$2,195,808
United Parcel Svcs., Inc.†	A-1	2.27	07/12/19	5,000,000	4,996,532

					123,445,832

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $205,842,952) 100.0%					205,842,964

TOTAL INVESTMENTS (Cost: $205,842,952) 100.0%					205,842,964

OTHER NET ASSETS 0.0% (2)					19,062

NET ASSETS 100.0%					$205,862,026

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (57.4%)
U.S. Treasury Note	AA+	0.75	07/15/19	$2,500,000	$2,498,582
U.S. Treasury Note	AA+	1.38	06/30/23	18,000,000	17,743,359
U.S. Treasury Note	AA+	1.38	09/30/23	23,500,000	23,139,238
U.S. Treasury Note	AA+	1.50	10/31/19	3,000,000	2,993,906
U.S. Treasury Note	AA+	1.50	02/28/23	21,000,000	20,824,453
U.S. Treasury Note	AA+	1.50	08/15/26	26,000,000	25,321,562
U.S. Treasury Note	AA+	1.63	07/31/19	13,500,000	13,492,963
U.S. Treasury Note	AA+	1.63	06/30/20	5,500,000	5,481,738
U.S. Treasury Note	AA+	1.63	10/31/23	9,900,000	9,846,633
U.S. Treasury Note	AA+	1.63	05/15/26	26,000,000	25,572,422
U.S. Treasury Note	AA+	1.75	12/31/20	3,500,000	3,494,805
U.S. Treasury Note	AA+	1.75	02/28/22	15,000,000	15,004,688
U.S. Treasury Note	AA+	1.88	05/31/22	19,400,000	19,481,086
U.S. Treasury Note	AA+	2.00	11/30/20	7,500,000	7,514,648
U.S. Treasury Note	AA+	2.00	05/31/24	25,000,000	25,281,250
U.S. Treasury Note	AA+	2.00	06/30/24	23,500,000	23,742,344
U.S. Treasury Note	AA+	2.13	05/15/25	10,200,000	10,366,547
U.S. Treasury Note	AA+	2.38	04/30/26	19,000,000	19,610,078
U.S. Treasury Note	AA+	2.38	05/15/29	19,000,000	19,623,438
U.S. Treasury Note	AA+	2.50	01/31/24	17,000,000	17,550,508
U.S. Treasury Note	AA+	2.50	02/28/26	8,000,000	8,315,938
U.S. Treasury Note	AA+	2.75	09/30/20	2,000,000	2,020,781
U.S. Treasury Note	AA+	2.75	05/31/23	8,000,000	8,302,812
U.S. Treasury Note	AA+	2.88	05/31/25	36,500,000	38,627,266

					365,851,045

U.S. GOVERNMENT AGENCIES (5.8%)
MORTGAGE-BACKED OBLIGATIONS (0.0%) (2)
FHLMC	AA+	7.50	03/15/21	593	607

NON-MORTGAGE-BACKED OBLIGATIONS (5.8%)
FHLMC	AA+	0.00	11/29/19	13,500,000	13,373,078
FNMA	AA+	0.00	10/09/19	23,000,000	22,856,205
Tennessee Valley Authority Strip	AA+	0.00	11/01/20	900,000	875,167

					37,104,450

CORPORATE DEBT (36.1%)
COMMUNICATION SERVICES (1.4%)
AT&T, Inc.	BBB	3.00	02/15/22	2,000,000	2,031,372
Discovery Communications LLC	BBB-	3.50	06/15/22	2,500,000	2,545,875
Omnicom Group, Inc.	BBB+	3.63	05/01/22	2,000,000	2,065,690
Viacom, Inc.	BBB-	3.25	03/15/23	2,500,000	2,487,074

					9,130,011

CONSUMER DISCRETIONARY (4.2%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	500,000	519,543
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	250,000	268,141
AutoZone, Inc.	BBB	3.70	04/15/22	300,000	310,460
AutoZone, Inc.	BBB	4.00	11/15/20	700,000	712,918
Dollar General Corp.	BBB	3.25	04/15/23	1,047,000	1,075,097
eBay, Inc.	BBB+	2.88	08/01/21	2,100,000	2,117,080
Expedia Group, Inc.	BBB	5.95	08/15/20	2,000,000	2,071,906
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	2,000,000	2,065,000
Gap, Inc.	BB+	5.95	04/12/21	2,000,000	2,088,244
Harman International Industries, Inc.	BBB+	4.15	05/15/25	2,000,000	2,123,468
Hyatt Hotels Corp.	BBB	5.38	08/15/21	50,000	52,526
Kohl’s Corp.	BBB	3.25	02/01/23	700,000	703,111

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER DISCRETIONARY (CONTINUED)
Marriott International, Inc.	BBB	3.13	02/15/23	$2,000,000	$2,026,569
Marriott International, Inc.	BBB	3.38	10/15/20	800,000	806,897
Newell Brands, Inc.	BBB-	4.70	08/15/20	525,000	536,192
NVR, Inc.	BBB+	3.95	09/15/22	2,000,000	2,075,917
O’Reilly Automotive, Inc.	BBB	4.63	09/15/21	281,000	293,174
Tapestry, Inc.	BBB-	3.00	07/15/22	2,500,000	2,502,065
Tupperware Brands Corp.	BBB-	4.75	06/01/21	2,000,000	2,053,592
Wyndham Destinations, Inc.	BB-	5.40	04/01/24	2,500,000	2,618,600

					27,020,500

CONSUMER STAPLES (2.9%)
Edgewell Personal Care Co.	BB	4.70	05/19/21	2,000,000	2,035,000
Flowers Foods, Inc.	BBB	4.38	04/01/22	2,000,000	2,089,767
General Mills, Inc.	BBB	2.20	10/21/19	775,000	773,976
Ingredion, Inc.	BBB	4.63	11/01/20	275,000	282,422
Kellogg Co.	BBB	2.65	12/01/23	2,000,000	2,021,309
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,990,000	3,034,126
Kroger Co.	BBB	2.95	11/01/21	2,000,000	2,022,179
Mead Johnson Nutrition Co.	A-	4.90	11/01/19	3,075,000	3,097,864
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	1,000,000	1,026,290
Sysco Corp.	BBB+	2.60	10/01/20	2,000,000	2,006,369

					18,389,302

ENERGY (2.2%)
Cameron International Corp.	A+	3.60	04/30/22	214,000	219,086
Diamond Offshore Drilling, Inc.	B	3.45	11/01/23	1,500,000	1,260,000
Energen Corp.	BB+	4.63	09/01/21	2,000,000	2,020,000
EQT Corp.	BBB-	4.88	11/15/21	1,250,000	1,306,777
Kinder Morgan, Inc.	BBB	3.05	12/01/19	2,000,000	2,003,585
Marathon Oil Corp.	BBB	2.80	11/01/22	2,000,000	2,008,479
Noble Energy, Inc.	BBB	4.15	12/15/21	2,000,000	2,063,251
Rowan Cos., Inc.	B	4.88	06/01/22	2,000,000	1,842,500
SESI LLC	B+	7.13	12/15/21	2,150,000	1,499,625

					14,223,303

FINANCIALS (11.0%)
Aflac, Inc.	A-	3.63	06/15/23	550,000	576,727
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,135,621
American Express Credit Corp.	A-	2.25	08/15/19	2,000,000	1,999,548
American International Group, Inc.	BBB+	4.13	02/15/24	2,000,000	2,117,965
Ares Capital Corp.	BBB-	3.63	01/19/22	2,500,000	2,525,520
Assurant, Inc.	BBB	4.00	03/15/23	2,000,000	2,068,820
Block Financial LLC	BBB	5.50	11/01/22	2,472,000	2,636,964
Capital One Financial Corp.	BBB	4.75	07/15/21	2,000,000	2,090,100
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,031,005
ERAC USA Finance LLC†	A-	2.35	10/15/19	1,000,000	998,776
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	750,000	793,526
Fifth Third Bancorp	BBB	4.30	01/16/24	2,500,000	2,668,600
First Tennessee Bank	BBBu	2.95	12/01/19	2,200,000	2,202,500
FS Investment Corp.	NR	4.75	05/15/22	2,675,000	2,703,806
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,500,000	2,557,562
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,750,000	2,747,509
Infinity Property & Casualty Corp.	BBB-	5.00	09/19/22	2,000,000	2,099,219
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,520,000	1,597,220
Legg Mason, Inc.	BBB	3.95	07/15/24	2,000,000	2,091,995
Lincoln National Corp.	A-	4.00	09/01/23	2,000,000	2,114,961
Moody’s Corp.	BBB+	5.50	09/01/20	2,000,000	2,070,557
Morgan Stanley	BBB+	3.13	01/23/23	2,500,000	2,555,494

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
People’s United Bank	BBB+	4.00	07/15/24	$1,750,000	$1,820,287
PNC Bank NA	A-	3.80	07/25/23	2,500,000	2,623,337
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,500,000	2,513,527
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,925,000	2,026,928
Regions Financial Corp.	BBB+	2.75	08/14/22	2,750,000	2,768,846
Signet UK Finance PLC	BB	4.70	06/15/24	2,000,000	1,660,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	2,000,000	2,098,046
Synchrony Financial	BBB-	2.70	02/03/20	1,000,000	1,000,062
Synchrony Financial	BBB-	3.70	08/04/26	1,500,000	1,488,298
Unum Group	BBB	4.00	03/15/24	2,000,000	2,084,910
Voya Financial, Inc.	BBB+	3.65	06/15/26	2,000,000	2,048,547
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,114,771

					69,631,554

HEALTH CARE (4.2%)
AbbVie, Inc.	A-	2.85	05/14/23	2,500,000	2,516,942
Aetna, Inc.	BBB	2.80	06/15/23	2,500,000	2,514,061
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	2,000,000	2,048,564
Anthem, Inc.	A	3.13	05/15/22	2,000,000	2,035,861
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	2,000,000	2,062,211
CVS Health Corp.	BBB	3.38	08/12/24	590,000	604,060
CVS Health Corp.	BBB	3.88	07/20/25	1,500,000	1,566,356
Humana, Inc.	BBB+	3.85	10/01/24	2,500,000	2,613,298
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	600,000	620,146
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	400,000	409,344
Owens & Minor, Inc.	B	3.88	09/15/21	2,000,000	1,715,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	2,000,000	2,090,927
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	2,000,000	2,023,745
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	400,000	409,270
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	1,600,000	1,655,859
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	2,000,000	2,033,788

					26,919,432

INDUSTRIALS (1.0%)
Flowserve Corp.	BBB-	3.50	09/15/22	2,000,000	2,034,520
JB Hunt Transport Svsc., Inc.	BBB+	3.30	08/15/22	2,000,000	2,042,407
Verisk Analytics, Inc.	BBB	4.13	09/12/22	2,000,000	2,100,156

					6,177,083

INFORMATION TECHNOLOGY (2.8%)
Adobe, Inc.	A	4.75	02/01/20	2,000,000	2,027,202
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,352
Avnet, Inc.	BBB-	3.75	12/01/21	1,130,000	1,150,810
Avnet, Inc.	BBB-	5.88	06/15/20	950,000	978,366
Fiserv, Inc.	BBB	4.75	06/15/21	1,900,000	1,983,706
Jabil, Inc.	BBB-	4.70	09/15/22	1,976,000	2,064,525
Juniper Networks, Inc.	BBB	4.50	03/15/24	1,500,000	1,602,255
Juniper Networks, Inc.	BBB	4.60	03/15/21	600,000	620,836
Lam Research Corp.	BBB+	2.75	03/15/20	2,000,000	2,001,706
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	2,000,000	2,052,639
Symantec Corp.	BB+	4.20	09/15/20	2,000,000	2,031,087
Total System Svcs., Inc.	BBB-	3.75	06/01/23	950,000	980,212

					17,545,696

MATERIALS (1.6%)
Albemarle Corp.	BBB	4.50	12/15/20	1,065,000	1,092,475
Domtar Corp.	BBB-	4.40	04/01/22	2,000,000	2,080,036
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	250,000	250,313

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
MATERIALS (CONTINUED)
Kinross Gold Corp.	BBB-	5.13	09/01/21	$750,000	$772,500
Methanex Corp.	BB+	3.25	12/15/19	2,000,000	2,002,082
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	2,000,000	2,048,613
Sherwin-Williams Co.	BBB	2.25	05/15/20	200,000	199,630
Southern Copper Corp.	BBB+	3.50	11/08/22	2,000,000	2,033,913

					10,479,562

REAL ESTATE (3.1%)
Boston Properties LP	A-	3.80	02/01/24	3,000,000	3,144,720
CBRE Svcs., Inc.	BBB+	5.25	03/15/25	2,000,000	2,206,627
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,500,000	2,547,410
Government Properties Income Trust	BBB-	3.75	08/15/19	2,000,000	2,000,611
HCP, Inc.	BBB+	3.15	08/01/22	750,000	762,973
HCP, Inc.	BBB+	4.00	12/01/22	2,000,000	2,092,711
Hospitality Properties Trust	BBB-	5.00	08/15/22	1,300,000	1,362,899
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,410,000	1,465,681
Mack-Cali Realty LP	BB	4.50	04/18/22	1,000,000	985,176
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,750,000	1,817,264
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	750,000	782,137
Senior Housing Properties Trust	BBB-	4.75	05/01/24	500,000	505,822

					19,674,031

UTILITIES (1.7%)
Entergy Corp.	BBB	5.13	09/15/20	1,400,000	1,433,337
Exelon Corp.	BBB	5.15	12/01/20	1,500,000	1,546,663
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	1,000,000	1,046,732
National Fuel Gas Co.	BBB	4.90	12/01/21	2,000,000	2,078,707
SCANA Corp.	BBB	4.75	05/15/21	2,000,000	2,049,305
Southern Co.	BBB+	3.25	07/01/26	2,500,000	2,537,981

					10,692,725

TOTAL CORPORATE DEBT					229,883,199

TOTAL LONG-TERM DEBT SECURITIES (Cost: $622,732,743) 99.3%					632,839,301

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%) (2)
Citibank, New York Time Deposit		1.66	07/01/19	$272,931	$272,931

TOTAL TEMPORARY CASH INVESTMENT (Cost: $272,931) 0.0% (2)					272,931

TOTAL INVESTMENTS (Cost: $623,005,674) 99.3%					633,112,232

OTHER NET ASSETS 0.7%					4,219,496

NET ASSETS 100.0%					$637,331,728

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (34.4%)
U.S. Treasury Bond	AA+	2.25	08/15/46	$16,500,000	$15,567,363
U.S. Treasury Bond	AA+	2.75	08/15/47	10,000,000	10,421,484
U.S. Treasury Bond	AA+	2.88	05/15/49	29,000,000	31,061,719
U.S. Treasury Note	AA+	1.50	08/15/26	40,800,000	39,735,375
U.S. Treasury Note	AA+	1.88	05/31/22	2,500,000	2,510,449
U.S. Treasury Note	AA+	2.25	02/15/27	44,000,000	45,062,187
U.S. Treasury Note	AA+	2.25	08/15/27	74,500,000	76,254,824
U.S. Treasury Note	AA+	2.25	11/15/27	51,100,000	52,283,684
U.S. Treasury Note	AA+	2.38	05/15/27	63,750,000	65,866,699
U.S. Treasury Note	AA+	2.63	02/15/29	31,200,000	32,883,094
U.S. Treasury Note	AA+	2.88	05/15/28	39,000,000	41,851,875
U.S. Treasury Note	AA+	3.13	11/15/28	4,000,000	4,385,000
U.S. Treasury Strip	AA+	0.00	08/15/25	20,000,000	17,780,492
U.S. Treasury Strip	AA+	0.00	08/15/26	20,000,000	17,381,997
U.S. Treasury Strip	AA+	0.00	08/15/28	20,000,000	16,558,858
U.S. Treasury Strip	AA+	0.00	08/15/29	20,000,000	16,140,915
U.S. Treasury Strip	AA+	0.00	08/15/33	10,000,000	7,222,802
U.S. Treasury Strip	AA+	0.00	08/15/35	10,000,000	6,813,111
U.S. Treasury Strip	AA+	0.00	08/15/37	10,000,000	6,437,629

					506,219,557

U.S. GOVERNMENT AGENCIES (29.6%)
MORTGAGE-BACKED OBLIGATIONS (28.5%)
FHLMC	AA+	2.50	09/01/27	1,062,829	1,072,362
FHLMC	AA+	2.50	12/01/27	1,047,668	1,057,081
FHLMC	AA+	2.79	10/15/41	779,624	780,571
FHLMC	AA+	2.89	01/15/47	2,905,834	2,902,659
FHLMC	AA+	3.00	06/01/27	558,808	570,657
FHLMC	AA+	3.00	08/01/27	378,032	386,638
FHLMC	AA+	3.00	02/01/32	4,319,134	4,416,572
FHLMC	AA+	3.00	10/15/37	1,039,776	1,060,314
FHLMC	AA+	3.00	12/15/40	1,058,871	1,080,452
FHLMC	AA+	3.00	07/01/42	601,975	622,817
FHLMC	AA+	3.00	10/01/42	1,891,340	1,924,239
FHLMC	AA+	3.00	11/01/42	1,878,633	1,917,060
FHLMC	AA+	3.00	11/01/42	745,990	758,962
FHLMC	AA+	3.00	11/01/42	1,770,628	1,772,415
FHLMC	AA+	3.00	11/01/42	823,104	840,468
FHLMC	AA+	3.00	11/01/42	3,101,314	3,155,262
FHLMC	AA+	3.00	02/01/43	1,577,595	1,604,991
FHLMC	AA+	3.00	03/01/43	1,418,161	1,442,831
FHLMC	AA+	3.00	04/01/43	1,976,022	2,006,742
FHLMC	AA+	3.00	04/01/43	1,183,064	1,208,029
FHLMC	AA+	3.00	04/01/43	830,147	844,586
FHLMC	AA+	3.00	09/15/43	3,001,542	3,054,809
FHLMC	AA+	3.00	04/15/44	990,432	998,160
FHLMC	AA+	3.00	04/15/45	2,573,308	2,604,591
FHLMC	AA+	3.00	09/01/46	1,532,772	1,556,602
FHLMC	AA+	3.00	09/01/46	4,191,718	4,247,796
FHLMC	AA+	3.00	11/01/46	1,280,301	1,281,598
FHLMC	AA+	3.50	02/01/35	2,481,389	2,574,382
FHLMC	AA+	3.50	02/01/35	1,278,669	1,326,581
FHLMC	AA+	3.50	04/01/35	1,077,715	1,113,088
FHLMC	AA+	3.50	02/01/36	1,217,113	1,255,989
FHLMC	AA+	3.50	01/01/41	1,273,144	1,314,639
FHLMC	AA+	3.50	07/01/42	1,652,565	1,718,833
FHLMC	AA+	3.50	10/01/42	1,402,502	1,455,333

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	3.50	01/01/43	$1,153,216	$1,197,638
FHLMC	AA+	3.50	01/01/43	574,576	596,702
FHLMC	AA+	3.50	05/01/43	1,860,129	1,931,655
FHLMC	AA+	3.50	06/01/43	2,359,506	2,445,190
FHLMC	AA+	3.50	07/01/43	658,062	683,404
FHLMC	AA+	3.50	11/01/43	1,316,108	1,366,703
FHLMC	AA+	3.50	01/01/44	2,222,855	2,308,338
FHLMC	AA+	3.50	05/15/44	2,479,146	2,550,979
FHLMC	AA+	3.50	04/01/45	1,915,883	1,986,331
FHLMC	AA+	3.50	07/01/45	1,938,185	2,021,190
FHLMC	AA+	3.50	09/01/45	1,619,486	1,675,050
FHLMC	AA+	3.50	11/01/45	5,400,854	5,605,539
FHLMC	AA+	3.50	08/01/46	2,438,100	2,526,525
FHLMC	AA+	3.50	09/01/47	8,114,187	8,356,114
FHLMC	AA+	3.50	11/01/47	3,600,082	3,707,420
FHLMC	AA+	3.50	12/01/47	1,848,611	1,903,492
FHLMC	AA+	3.50	07/01/49	4,000,000	4,093,408
FHLMC	AA+	4.00	02/01/25	136,360	141,628
FHLMC	AA+	4.00	05/01/25	54,474	56,697
FHLMC	AA+	4.00	05/01/26	186,726	195,284
FHLMC	AA+	4.00	11/01/33	6,400,354	6,693,615
FHLMC	AA+	4.00	12/01/33	936,561	971,503
FHLMC	AA+	4.00	01/01/38	2,415,106	2,559,218
FHLMC	AA+	4.00	12/15/38	332,223	342,432
FHLMC	AA+	4.00	07/01/41	871,261	920,945
FHLMC	AA+	4.00	12/01/41	535,029	564,502
FHLMC	AA+	4.00	07/01/42	1,928,787	2,040,773
FHLMC	AA+	4.00	08/01/42	659,767	696,024
FHLMC	AA+	4.00	08/01/42	1,326,452	1,399,527
FHLMC	AA+	4.00	09/01/42	730,754	770,097
FHLMC	AA+	4.00	11/01/42	1,163,439	1,228,975
FHLMC	AA+	4.00	12/01/42	896,150	945,504
FHLMC	AA+	4.00	01/01/43	1,308,723	1,382,441
FHLMC	AA+	4.00	01/01/44	1,420,138	1,493,566
FHLMC	AA+	4.00	10/01/44	1,173,060	1,228,002
FHLMC	AA+	4.00	10/01/44	1,508,830	1,581,119
FHLMC	AA+	4.00	10/01/44	1,486,665	1,557,208
FHLMC	AA+	4.00	02/01/45	4,657,265	4,959,284
FHLMC	AA+	4.00	05/01/47	3,386,742	3,540,760
FHLMC	AA+	4.00	02/01/48	1,241,978	1,291,267
FHLMC	AA+	4.00	05/01/48	2,780,390	2,889,461
FHLMC	AA+	4.00	05/01/48	1,113,519	1,158,391
FHLMC	AA+	4.00	09/01/48	6,587,251	6,840,808
FHLMC	AA+	4.00	10/01/48	4,719,546	4,895,162
FHLMC	AA+	4.00	04/01/49	4,904,679	5,088,236
FHLMC	AA+	4.00	04/01/49	4,944,130	5,129,163
FHLMC	AA+	4.50	03/01/34	296,865	317,086
FHLMC	AA+	4.50	08/01/34	154,313	165,696
FHLMC	AA+	4.50	08/15/35	44,424	45,499
FHLMC	AA+	4.50	06/01/37	773,556	831,255
FHLMC	AA+	4.50	12/01/39	103,594	108,270
FHLMC	AA+	4.50	03/01/41	417,745	450,348
FHLMC	AA+	4.50	05/01/48	3,499,469	3,678,463
FHLMC	AA+	4.50	05/01/48	4,536,446	4,769,628
FHLMC	AA+	5.00	02/01/26	43,175	45,648
FHLMC	AA+	5.00	08/01/35	935,262	1,024,280

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FHLMC	AA+	5.00	10/01/40	$597,481	$649,617
FHLMC	AA+	5.50	03/01/21	13,855	13,971
FHLMC	AA+	5.50	07/01/32	124,529	134,312
FHLMC	AA+	5.50	01/15/33	150,823	166,403
FHLMC	AA+	5.50	05/01/33	104,532	111,523
FHLMC	AA+	5.50	06/01/37	831,165	922,257
FHLMC	AA+	6.00	07/15/29	88,939	97,534
FHLMC	AA+	6.00	03/15/32	105,708	118,439
FHLMC ARM	AA+	4.68	05/01/37	42,466	44,331
FHLMC ARM	AA+	4.70	04/01/37	71,353	75,326
FHLMC ARM	AA+	4.73	03/01/37	16,119	16,884
FHLMC ARM	AA+	4.79	04/01/37	57,647	60,799
FHLMC ARM	AA+	4.89	02/01/36	117,320	123,059
FHLMC Strip	AA+	3.00	01/15/43	2,309,094	2,389,127
FHLMC Strip	AA+	3.50	10/15/47	2,221,479	2,327,955
FNMA	AA+	2.25	01/01/28	1,270,672	1,278,807
FNMA	AA+	2.68	12/01/26	3,000,000	3,038,303
FNMA	AA+	2.80	06/25/37	58,286	58,606
FNMA	AA+	2.92	07/01/27	2,897,034	2,979,749
FNMA	AA+	3.00	06/01/33	1,036,591	1,055,209
FNMA	AA+	3.00	07/01/33	1,940,125	1,974,964
FNMA	AA+	3.00	09/01/33	2,059,484	2,096,473
FNMA	AA+	3.00	04/25/42	1,163,082	1,191,323
FNMA	AA+	3.00	10/01/42	661,079	666,840
FNMA	AA+	3.00	12/01/42	964,316	980,068
FNMA	AA+	3.00	12/01/42	1,522,157	1,522,755
FNMA	AA+	3.00	01/01/43	3,317,604	3,373,248
FNMA	AA+	3.00	02/01/43	1,529,490	1,555,132
FNMA	AA+	3.00	03/01/43	1,787,474	1,823,784
FNMA	AA+	3.00	04/01/43	1,757,913	1,758,595
FNMA	AA+	3.00	02/01/45	1,412,920	1,443,585
FNMA	AA+	3.00	03/01/45	1,791,421	1,792,115
FNMA	AA+	3.00	09/01/46	2,567,178	2,600,319
FNMA	AA+	3.00	01/01/47	1,169,048	1,169,505
FNMA	AA+	3.13	06/25/40	557,965	559,732
FNMA	AA+	3.50	03/01/32	763,216	791,327
FNMA	AA+	3.50	10/01/34	2,019,224	2,093,555
FNMA	AA+	3.50	02/01/35	1,644,336	1,704,890
FNMA	AA+	3.50	08/01/38	1,589,259	1,634,845
FNMA	AA+	3.50	03/01/41	1,363,104	1,416,817
FNMA	AA+	3.50	10/01/41	809,881	849,828
FNMA	AA+	3.50	12/01/41	909,701	947,671
FNMA	AA+	3.50	04/01/42	961,984	1,009,342
FNMA	AA+	3.50	04/01/42	1,153,895	1,197,604
FNMA	AA+	3.50	07/01/42	1,563,901	1,623,141
FNMA	AA+	3.50	08/01/42	1,003,498	1,041,515
FNMA	AA+	3.50	09/01/42	1,225,018	1,271,418
FNMA	AA+	3.50	11/25/42	1,777,052	1,812,689
FNMA	AA+	3.50	12/01/42	2,323,646	2,411,318
FNMA	AA+	3.50	12/01/42	1,194,989	1,266,094
FNMA	AA+	3.50	01/01/43	1,209,432	1,251,083
FNMA	AA+	3.50	03/01/43	1,511,100	1,567,093
FNMA	AA+	3.50	06/01/43	2,863,076	2,971,499
FNMA	AA+	3.50	07/25/43	2,105,949	2,167,396
FNMA	AA+	3.50	08/01/43	3,889,350	4,028,118
FNMA	AA+	3.50	08/01/43	1,812,304	1,869,628

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	3.50	10/01/43	$1,075,673	$1,138,476
FNMA	AA+	3.50	01/01/44	815,006	827,728
FNMA	AA+	3.50	08/25/44	3,653,171	3,750,785
FNMA	AA+	3.50	04/01/45	3,208,228	3,339,735
FNMA	AA+	3.50	04/01/45	1,918,634	1,987,659
FNMA	AA+	3.50	05/01/45	3,516,408	3,634,792
FNMA	AA+	3.50	10/01/45	3,423,914	3,564,218
FNMA	AA+	3.50	02/01/46	2,248,274	2,318,055
FNMA	AA+	3.50	02/01/46	4,014,400	4,166,693
FNMA	AA+	3.50	08/01/46	3,084,056	3,203,549
FNMA	AA+	3.50	12/01/46	1,442,410	1,478,420
FNMA	AA+	3.50	09/01/47	3,779,807	3,914,639
FNMA	AA+	3.50	10/01/47	4,263,229	4,387,600
FNMA	AA+	3.50	04/01/48	1,799,098	1,837,141
FNMA	AA+	3.50	08/01/48	3,615,580	3,698,084
FNMA	AA+	3.50	07/01/49	3,300,000	3,377,062
FNMA	AA+	3.53	01/01/26	5,000,000	5,298,197
FNMA	AA+	4.00	07/25/26	1,505,324	1,598,182
FNMA	AA+	4.00	05/25/29	1,816,645	1,920,090
FNMA	AA+	4.00	01/01/31	84,493	88,242
FNMA	AA+	4.00	12/01/33	881,105	912,159
FNMA	AA+	4.00	03/01/35	305,324	316,837
FNMA	AA+	4.00	06/01/36	835,013	873,619
FNMA	AA+	4.00	11/01/38	1,146,505	1,208,786
FNMA	AA+	4.00	10/01/40	863,490	914,996
FNMA	AA+	4.00	11/01/40	668,562	704,937
FNMA	AA+	4.00	01/01/41	2,420,778	2,551,237
FNMA	AA+	4.00	02/01/41	935,092	985,977
FNMA	AA+	4.00	05/01/41	721,613	764,018
FNMA	AA+	4.00	08/01/42	1,695,058	1,787,322
FNMA	AA+	4.00	05/01/43	984,089	1,038,775
FNMA	AA+	4.00	09/01/45	988,469	1,031,216
FNMA	AA+	4.00	11/01/45	1,441,628	1,498,163
FNMA	AA+	4.00	02/01/47	3,555,512	3,710,761
FNMA	AA+	4.00	04/01/48	1,288,288	1,338,414
FNMA	AA+	4.00	05/01/48	6,056,857	6,292,527
FNMA	AA+	4.00	09/01/48	1,856,286	1,925,998
FNMA	AA+	4.00	03/01/49	5,899,798	6,116,681
FNMA	AA+	4.00	07/01/56	1,887,463	1,982,929
FNMA	AA+	4.50	05/01/30	212,831	226,551
FNMA	AA+	4.50	04/01/31	341,317	363,334
FNMA	AA+	4.50	08/01/33	135,844	145,028
FNMA	AA+	4.50	08/01/33	87,629	93,329
FNMA	AA+	4.50	09/01/33	221,891	236,527
FNMA	AA+	4.50	10/01/33	218,069	233,339
FNMA	AA+	4.50	10/01/33	100,060	106,578
FNMA	AA+	4.50	05/01/34	126,242	135,199
FNMA	AA+	4.50	06/01/34	180,526	191,878
FNMA	AA+	4.50	07/01/34	107,484	115,171
FNMA	AA+	4.50	01/01/35	464,021	494,805
FNMA	AA+	4.50	08/01/35	141,959	152,283
FNMA	AA+	4.50	12/01/35	151,559	162,564
FNMA	AA+	4.50	05/01/39	528,013	567,109
FNMA	AA+	4.50	05/01/39	797,477	856,087
FNMA	AA+	4.50	05/01/40	409,327	435,767
FNMA	AA+	4.50	07/01/40	2,377,006	2,585,051

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	4.50	10/01/40	$2,790,427	$2,996,829
FNMA	AA+	4.50	11/01/40	456,359	490,617
FNMA	AA+	4.50	03/01/41	1,474,781	1,583,858
FNMA	AA+	4.50	06/01/41	462,322	496,517
FNMA	AA+	4.50	08/01/41	1,265,992	1,359,513
FNMA	AA+	4.50	10/01/41	162,423	169,736
FNMA	AA+	4.50	11/01/41	851,686	914,676
FNMA	AA+	4.50	01/01/42	84,103	90,317
FNMA	AA+	4.50	07/01/42	1,063,380	1,143,592
FNMA	AA+	4.50	03/01/44	1,223,642	1,301,761
FNMA	AA+	4.50	04/01/44	1,918,777	2,055,586
FNMA	AA+	4.50	11/01/47	3,401,728	3,613,583
FNMA	AA+	4.50	11/01/47	3,930,454	4,136,889
FNMA	AA+	4.50	11/01/47	4,536,508	4,825,968
FNMA	AA+	5.00	09/01/20	8,584	8,783
FNMA	AA+	5.00	10/01/20	32,381	33,131
FNMA	AA+	5.00	10/01/25	71,666	75,730
FNMA	AA+	5.00	09/01/33	427,455	464,345
FNMA	AA+	5.00	10/01/33	308,708	335,346
FNMA	AA+	5.00	11/01/33	339,487	370,024
FNMA	AA+	5.00	03/01/34	66,277	72,146
FNMA	AA+	5.00	04/01/34	139,000	150,785
FNMA	AA+	5.00	04/01/34	36,543	39,889
FNMA	AA+	5.00	04/01/35	125,661	137,256
FNMA	AA+	5.00	06/01/35	79,032	86,314
FNMA	AA+	5.00	09/01/35	198,755	217,068
FNMA	AA+	5.00	09/01/35	83,627	88,370
FNMA	AA+	5.00	11/25/35	512,582	568,611
FNMA	AA+	5.00	08/01/37	545,660	595,670
FNMA	AA+	5.00	05/01/39	388,126	421,711
FNMA	AA+	5.00	09/25/40	1,240,032	1,290,009
FNMA	AA+	5.50	01/01/24	72,426	77,195
FNMA	AA+	5.50	03/01/24	153,973	164,112
FNMA	AA+	5.50	09/01/25	76,477	82,042
FNMA	AA+	5.50	11/01/26	47,589	50,723
FNMA	AA+	5.50	01/01/27	36,052	38,441
FNMA	AA+	5.50	03/01/33	170,513	183,198
FNMA	AA+	5.50	09/01/33	189,242	208,581
FNMA	AA+	5.50	10/01/33	290,157	319,531
FNMA	AA+	5.50	03/01/34	144,092	159,927
FNMA	AA+	5.50	03/01/34	34,211	36,464
FNMA	AA+	5.50	07/01/34	130,646	142,685
FNMA	AA+	5.50	09/01/34	49,514	54,473
FNMA	AA+	5.50	09/01/34	35,468	37,805
FNMA	AA+	5.50	09/01/34	108,764	118,809
FNMA	AA+	5.50	10/01/34	256,988	284,998
FNMA	AA+	5.50	02/01/35	100,102	111,055
FNMA	AA+	5.50	02/01/35	123,135	136,604
FNMA	AA+	5.50	04/01/35	108,814	120,272
FNMA	AA+	5.50	08/01/35	213,021	234,977
FNMA	AA+	5.50	02/25/37	24,896	26,338
FNMA	AA+	5.50	05/01/38	264,618	284,504
FNMA	AA+	5.50	11/01/38	18,051	18,961
FNMA	AA+	5.50	06/01/48	52,699	54,528
FNMA	AA+	6.00	05/01/23	92,379	101,113
FNMA	AA+	6.00	01/01/25	68,787	75,291

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
FNMA	AA+	6.00	03/01/28	$88,151	$96,486
FNMA	AA+	6.00	04/01/32	5,929	6,489
FNMA	AA+	6.00	05/01/32	122,225	138,567
FNMA	AA+	6.00	04/01/33	316,879	350,708
FNMA	AA+	6.00	03/01/36	22,798	24,755
FNMA	AA+	6.00	12/01/36	90,895	102,910
FNMA	AA+	6.00	01/01/37	123,537	139,899
FNMA	AA+	6.00	04/01/37	20,100	21,455
FNMA	AA+	6.00	05/01/37	13,857	14,576
FNMA	AA+	6.00	06/01/37	7,081	7,431
FNMA	AA+	6.00	07/01/37	56,094	63,550
FNMA	AA+	6.00	08/01/37	69,864	79,292
FNMA	AA+	6.00	12/01/37	38,921	44,157
FNMA	AA+	6.00	10/25/44	371,010	423,679
FNMA	AA+	6.00	02/25/47	788,636	903,997
FNMA	AA+	6.00	12/25/49	298,153	340,255
FNMA	AA+	6.50	05/01/32	56,273	62,413
FNMA	AA+	6.50	05/01/32	86,736	96,200
FNMA	AA+	6.50	09/01/36	18,545	21,090
FNMA	AA+	6.50	05/01/37	85,265	89,229
FNMA	AA+	6.50	07/01/37	13,851	15,362
FNMA	AA+	6.50	09/01/37	26,075	28,920
FNMA	AA+	6.50	05/01/38	22,558	25,019
FNMA	AA+	7.00	01/25/44	243,450	284,320
FNMA	AA+	7.50	06/01/32	40,325	48,166
FNMA	AA+	8.00	04/01/32	18,464	19,391
FNMA Strip	AA+	3.00	08/25/42	993,667	1,013,582
FRESB Multifamily Mortgage	AA+	3.16	11/25/27	1,860,350	1,935,224
FRESB Multifamily Mortgage	AA+	3.30	12/25/27	1,980,087	2,070,895
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,241,657	1,321,308
GNMA (3)	AA+	2.68	10/16/47	2,000,000	1,996,448
GNMA (3)	AA+	3.00	07/16/36	1,638,100	1,685,909
GNMA (3)	AA+	3.50	05/20/31	2,331,971	2,443,894
GNMA (3)	AA+	3.50	07/15/42	1,579,527	1,639,396
GNMA (3)	AA+	3.50	11/15/42	867,713	900,428
GNMA (3)	AA+	3.50	03/20/45	3,564,282	3,682,176
GNMA (3)	AA+	3.50	05/20/45	2,249,674	2,330,899
GNMA (3)	AA+	3.70	05/15/42	700,520	729,627
GNMA (3)	AA+	4.00	04/15/24	142,292	148,363
GNMA (3)	AA+	4.00	01/20/41	1,299,561	1,350,317
GNMA (3)	AA+	4.00	03/15/41	495,015	525,801
GNMA (3)	AA+	4.00	08/15/41	920,681	977,133
GNMA (3)	AA+	4.00	11/15/41	605,958	650,769
GNMA (3)	AA+	4.00	12/15/41	1,314,023	1,394,764
GNMA (3)	AA+	4.00	08/20/42	910,178	946,238
GNMA (3)	AA+	4.25	04/20/41	649,216	683,481
GNMA (3)	AA+	4.29	04/15/41	271,959	285,687
GNMA (3)	AA+	4.50	06/20/30	26,926	28,608
GNMA (3)	AA+	4.50	09/15/30	482,184	512,443
GNMA (3)	AA+	4.50	06/20/34	269,757	283,607
GNMA (3)	AA+	4.50	09/15/40	754,324	813,087
GNMA (3)	AA+	4.50	10/15/40	988,018	1,069,189
GNMA (3)	AA+	4.50	10/15/40	262,827	282,876
GNMA (3)	AA+	5.00	04/15/39	807,285	888,318
GNMA (3)	AA+	5.00	06/20/39	972,464	1,054,566
GNMA (3)	AA+	5.00	11/15/39	314,705	346,389

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
U.S. GOVERNMENT AGENCIES (CONTINUED)
MORTGAGE-BACKED OBLIGATIONS (CONTINUED)
GNMA (3)	AA+	5.00	05/15/40	$121,763	$133,900
GNMA (3)	AA+	5.00	06/20/40	95,983	101,546
GNMA (3)	AA+	5.50	01/15/36	65,258	69,574
GNMA (3)	AA+	6.50	04/15/31	6,513	7,154
GNMA (3)	AA+	6.50	12/15/31	18,692	20,534
GNMA (3)	AA+	6.50	05/15/32	24,043	26,412
GNMA (3)	AA+	7.00	05/15/32	2,467	2,522
Vendee Mortgage Trust (3)		5.25	01/15/32	412,702	426,593

					420,049,601

NON-MORTGAGE-BACKED OBLIGATIONS (1.1%)
FHLMC	AA+	0.00	11/29/19	11,000,000	10,896,582
FNMA	AA+	0.00	10/09/19	5,050,000	5,018,428

					15,915,010

CORPORATE DEBT (35.1%)
COMMUNICATION SERVICES (1.3%)
AT&T, Inc.	BBB	3.00	02/15/22	4,000,000	4,062,744
AT&T, Inc.	BBB	3.00	06/30/22	1,000,000	1,017,107
Discovery Communications LLC	BBB-	3.50	06/15/22	5,000,000	5,091,750
Omnicom Group, Inc.	BBB+	3.63	05/01/22	1,000,000	1,032,845
Omnicom Group, Inc.	BBB+	4.45	08/15/20	3,000,000	3,066,688
Viacom, Inc.	BBB-	3.25	03/15/23	5,000,000	4,974,148

					19,245,282

CONSUMER DISCRETIONARY (5.6%)
Advance Auto Parts, Inc.	BBB-	4.50	01/15/22	1,000,000	1,039,087
Advance Auto Parts, Inc.	BBB-	4.50	12/01/23	1,000,000	1,072,563
Amazon.com, Inc.	AA-	5.20	12/03/25	5,000,000	5,837,037
AutoZone, Inc.	BBB	3.25	04/15/25	2,000,000	2,042,413
AutoZone, Inc.	BBB	3.70	04/15/22	700,000	724,405
AutoZone, Inc.	BBB	4.00	11/15/20	3,000,000	3,055,363
Brinker International, Inc.	BB+	3.88	05/15/23	4,000,000	3,950,000
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,107,342
eBay, Inc.	BBB+	2.88	08/01/21	5,000,000	5,040,666
Expedia Group, Inc.	BBB	5.95	08/15/20	4,000,000	4,143,813
Family Dollar Stores, Inc.	BBB-	5.00	02/01/21	4,000,000	4,130,000
Gap, Inc.	BB+	5.95	04/12/21	5,000,000	5,220,610
Harman International Industries, Inc.	BBB+	4.15	05/15/25	5,000,000	5,308,671
Hyatt Hotels Corp.	BBB	5.38	08/15/21	200,000	210,103
Kohl’s Corp.	BBB	3.25	02/01/23	1,804,000	1,812,017
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	2,000,000	2,038,450
Marriott International, Inc.	BBB	3.13	02/15/23	3,000,000	3,039,854
Marriott International, Inc.	BBB	3.38	10/15/20	3,000,000	3,025,864
Mattel, Inc.	B+	3.15	03/15/23	2,000,000	1,900,000
Mattel, Inc.	B+	4.35	10/01/20	1,000,000	1,006,250
Newell Brands, Inc.	BBB-	4.70	08/15/20	3,000,000	3,063,955
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,151,833
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,250,000	3,373,943
Tapestry, Inc.	BBB-	4.25	04/01/25	2,500,000	2,591,748
Tupperware Brands Corp.	BBB-	4.75	06/01/21	4,000,000	4,107,184
Whirlpool Corp.	BBB	3.70	05/01/25	2,000,000	2,057,254
Whirlpool Corp.	BBB	4.85	06/15/21	1,000,000	1,041,991
Wyndham Destinations, Inc.	BB-	3.90	03/01/23	4,000,000	4,000,000

					83,092,416

CONSUMER STAPLES (1.8%)
Conagra Brands, Inc.	BBB-	4.95	08/15/20	645,000	661,282
Edgewell Personal Care Co.	BB	4.70	05/19/21	4,000,000	4,070,000

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
CONSUMER STAPLES (CONTINUED)
Flowers Foods, Inc.	BBB	4.38	04/01/22	$4,000,000	$4,179,535
Ingredion, Inc.	BBB	4.63	11/01/20	3,225,000	3,312,036
Kroger Co.	BBB	2.95	11/01/21	4,800,000	4,853,229
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,950,000	2,108,803
Molson Coors Brewing Co.	BBB-	3.50	05/01/22	3,000,000	3,078,872
Sysco Corp.	BBB+	3.75	10/01/25	3,575,000	3,793,990

					26,057,747

ENERGY (2.7%)
Cameron International Corp.	A+	4.50	06/01/21	3,000,000	3,070,754
Devon Energy Corp.	BBB	5.85	12/15/25	2,500,000	2,976,648
Diamond Offshore Drilling, Inc.	B	3.45	11/01/23	3,000,000	2,520,000
Energen Corp.	BB+	4.63	09/01/21	4,000,000	4,040,000
EQT Corp.	BBB-	4.88	11/15/21	4,000,000	4,181,688
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	5,000,000	5,313,239
Marathon Oil Corp.	BBB	2.80	11/01/22	4,000,000	4,016,958
Marathon Petroleum Corp.	BBB	5.13	03/01/21	3,300,000	3,444,895
Murphy Oil Corp.	BBB-	4.20	12/01/22	3,525,000	3,555,844
Rowan Cos., Inc.	B	4.88	06/01/22	4,000,000	3,685,000
SESI LLC	B+	7.13	12/15/21	4,500,000	3,138,750

					39,943,776

FINANCIALS (8.7%)
Aflac, Inc.	A-	4.00	02/15/22	3,000,000	3,133,621
Alleghany Corp.	BBB+	4.95	06/27/22	2,000,000	2,135,621
Alleghany Corp.	BBB+	5.63	09/15/20	3,000,000	3,111,837
American Express Co.	BBB	3.63	12/05/24	5,000,000	5,247,314
American International Group, Inc.	BBB+	3.75	07/10/25	5,000,000	5,231,951
Bank of America Corp.	BBB+	3.95	04/21/25	5,000,000	5,239,938
Block Financial LLC	BBB	5.25	10/01/25	3,000,000	3,214,357
Block Financial LLC	BBB	5.50	11/01/22	2,250,000	2,400,149
Capital One Financial Corp.	BBB	4.75	07/15/21	4,000,000	4,180,199
Citigroup, Inc.	BBB	3.88	03/26/25	5,000,000	5,215,037
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,077,513
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,500,000	3,703,120
Fifth Third Bancorp	BBB	4.30	01/16/24	5,000,000	5,337,200
First Tennessee Bank	BBBu	2.95	12/01/19	5,000,000	5,005,682
Genworth Hldgs., Inc.	B	7.20	02/15/21	1,750,000	1,715,000
Genworth Hldgs., Inc.	B	7.63	09/24/21	1,300,000	1,274,000
Hartford Financial Svcs.	BBB+	5.50	03/30/20	1,000,000	1,021,783
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	5,000,000	5,254,012
Kemper Corp.	BBB-	4.35	02/15/25	2,000,000	2,091,550
Lincoln National Corp.	A-	4.00	09/01/23	4,000,000	4,229,922
Lincoln National Corp.	A-	4.85	06/24/21	1,000,000	1,045,527
Markel Corp.	BBB	5.35	06/01/21	1,200,000	1,260,077
Marsh & McLennan Cos., Inc.	A-	4.80	07/15/21	3,000,000	3,118,451
Moody’s Corp.	BBB+	4.50	09/01/22	4,000,000	4,229,790
Old Republic International Corp.	BBB+	3.88	08/26/26	5,000,000	5,138,775
Pacific LifeCorp.†	A-	6.00	02/10/20	710,000	723,135
People’s United Bank	BBB+	4.00	07/15/24	2,000,000	2,080,328
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	1,050,999
Reinsurance Group of America, Inc.	A	4.70	09/15/23	1,000,000	1,081,875
Reinsurance Group of America, Inc.	A	5.00	06/01/21	3,000,000	3,142,774
Signet UK Finance PLC	BB	4.70	06/15/24	5,000,000	4,150,000
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,500,000	1,573,535
Synchrony Financial	BBB-	2.70	02/03/20	2,250,000	2,250,139
Synchrony Financial	BBB-	3.70	08/04/26	2,750,000	2,728,547
Travelers Cos., Inc.	A	3.90	11/01/20	2,500,000	2,555,194

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Unum Group	BBB	4.00	03/15/24	$5,000,000	$5,212,274
Voya Financial, Inc.	BBB+	3.65	06/15/26	5,000,000	5,121,368
Wells Fargo & Co.	BBB+	3.45	02/13/23	4,000,000	4,109,373
Wells Fargo & Co.	BBB+	4.13	08/15/23	1,000,000	1,055,666
WR Berkley Corp.	BBB+	4.63	03/15/22	2,000,000	2,114,771
WR Berkley Corp.	BBB+	7.38	09/15/19	2,000,000	2,018,479

					129,580,883

HEALTH CARE (3.4%)
Agilent Technologies, Inc.	BBB+	5.00	07/15/20	4,000,000	4,097,128
Anthem, Inc.	A	3.30	01/15/23	3,539,000	3,629,397
Anthem, Inc.	A	4.35	08/15/20	2,000,000	2,042,676
Biogen, Inc.	A-	4.05	09/15/25	2,500,000	2,680,144
Bio-Rad Laboratories, Inc.	BBB	4.88	12/15/20	4,000,000	4,124,423
Express Scripts Hldg. Co.	A-	3.50	06/15/24	2,000,000	2,058,719
Humana, Inc.	BBB+	3.85	10/01/24	3,000,000	3,135,958
Laboratory Corp. of America Hldgs.	BBB	3.75	08/23/22	2,000,000	2,067,155
Laboratory Corp. of America Hldgs.	BBB	4.63	11/15/20	1,000,000	1,023,359
Medco Health Solutions, Inc.	A-	4.13	09/15/20	3,000,000	3,056,360
Owens & Minor, Inc.	B	3.88	09/15/21	2,200,000	1,886,500
Owens & Minor, Inc.	B	4.38	12/15/24	2,800,000	2,086,000
PerkinElmer, Inc.	BBB	5.00	11/15/21	4,000,000	4,181,853
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	700,000	721,908
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	4,000,000	4,047,490
Thermo Fisher Scientific, Inc.	BBB+	3.60	08/15/21	1,000,000	1,023,174
Thermo Fisher Scientific, Inc.	BBB+	4.50	03/01/21	3,000,000	3,104,736
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	5,000,000	5,084,470

					50,051,450

INDUSTRIALS (0.9%)
Flowserve Corp.	BBB-	3.50	09/15/22	4,000,000	4,069,040
Hexcel Corp.	BBB	4.70	08/15/25	3,900,000	4,223,844
Verisk Analytics, Inc.	BBB	4.00	06/15/25	5,000,000	5,336,278

					13,629,162

INFORMATION TECHNOLOGY (3.4%)
Adobe, Inc.	A	4.75	02/01/20	4,000,000	4,054,405
Applied Materials, Inc.	A-	3.90	10/01/25	5,000,000	5,363,545
Arrow Electronics, Inc.	BBB-	4.00	04/01/25	1,000,000	1,025,306
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,100,000	1,151,751
Avnet, Inc.	BBB-	4.88	12/01/22	270,000	286,220
Avnet, Inc.	BBB-	5.88	06/15/20	1,100,000	1,132,845
Fidelity National Information Svcs., Inc.	BBB	3.88	06/05/24	5,000,000	5,283,253
Fiserv, Inc.	BBB	4.75	06/15/21	1,000,000	1,044,056
Ingram Micro, Inc.	NR	5.00	08/10/22	1,000,000	1,009,266
Ingram Micro, Inc.	NR	5.45	12/15/24	750,000	766,143
Juniper Networks, Inc.	BBB	4.50	03/15/24	3,000,000	3,204,511
Juniper Networks, Inc.	BBB	4.60	03/15/21	2,000,000	2,069,453
Keysight Technologies, Inc.	BBB-	4.55	10/30/24	5,000,000	5,348,469
Lam Research Corp.	BBB+	2.75	03/15/20	5,000,000	5,004,264
Motorola Solutions, Inc.	BBB-	3.75	05/15/22	4,000,000	4,105,277
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	1,000,000	1,040,812
Symantec Corp.	BB+	4.20	09/15/20	4,000,000	4,062,174
Total System Svcs., Inc.	BBB-	3.75	06/01/23	4,000,000	4,127,207

					50,078,957

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
MATERIALS (3.6%)
Albemarle Corp.	BBB	4.50	12/15/20	$2,000,000	$2,051,596
Carpenter Technology Corp.	BBB-	4.45	03/01/23	3,600,000	3,652,597
Domtar Corp.	BBB-	4.40	04/01/22	5,000,000	5,200,089
Dow Chemical Co.	BBB	3.50	10/01/24	4,800,000	4,986,271
Eastman Chemical Co.	BBB	4.50	01/15/21	2,500,000	2,563,093
Freeport-McMoRan, Inc.	BB	3.55	03/01/22	4,000,000	4,005,000
Kinross Gold Corp.	BBB-	5.13	09/01/21	4,000,000	4,120,000
Methanex Corp.	BB+	3.25	12/15/19	3,400,000	3,403,539
Methanex Corp.	BB+	5.25	03/01/22	600,000	624,893
Newmont Goldcorp Corp.	BBB	3.50	03/15/22	4,000,000	4,097,227
Packaging Corp. of America	BBB	3.90	06/15/22	2,000,000	2,075,500
Packaging Corp. of America	BBB	4.50	11/01/23	2,000,000	2,140,626
Sherwin-Williams Co.	BBB	3.95	01/15/26	5,000,000	5,242,447
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,067,826
Teck Resources Ltd.	BBB-	3.75	02/01/23	1,000,000	1,017,266
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,000,000	3,107,017

					52,354,987

REAL ESTATE (2.3%)
Boston Properties LP	A-	3.85	02/01/23	3,000,000	3,129,859
Government Properties Income Trust	BBB-	3.75	08/15/19	4,000,000	4,001,222
HCP, Inc.	BBB+	3.40	02/01/25	3,750,000	3,831,880
Healthcare Realty Trust, Inc.	BBB	3.75	04/15/23	4,000,000	4,089,137
Hospitality Properties Trust	BBB-	5.00	08/15/22	4,550,000	4,770,148
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,157,960
Mack-Cali Realty LP	BB	4.50	04/18/22	5,000,000	4,925,878
National Retail Properties, Inc.	BBB+	3.30	04/15/23	1,000,000	1,021,464
National Retail Properties, Inc.	BBB+	3.80	10/15/22	3,000,000	3,111,277
Ventas Realty LP / Ventas Capital Corp.	BBB+	3.25	08/15/22	500,000	511,166
Welltower, Inc.	BBB+	3.75	03/15/23	750,000	780,842

					34,330,833

UTILITIES (1.4%)
Entergy Corp.	BBB	5.13	09/15/20	2,500,000	2,559,529
Exelon Corp.	BBB	5.15	12/01/20	3,000,000	3,093,326
Exelon Generation Co. LLC	BBB+	4.25	06/15/22	1,000,000	1,046,733
National Fuel Gas Co.	BBB	4.90	12/01/21	3,000,000	3,118,061
National Fuel Gas Co.	BBB	5.20	07/15/25	2,000,000	2,160,684
SCANA Corp.	BBB	4.13	02/01/22	4,000,000	4,084,947
SCANA Corp.	BBB	4.75	05/15/21	1,000,000	1,024,653
UIL Hldgs. Corp.	BBB	4.63	10/01/20	2,725,000	2,790,889

					19,878,822

TOTAL CORPORATE DEBT					518,244,315

SOVEREIGN DEBT (0.2%)
Sri Lanka AID	NR	6.59	09/15/28	2,531,278	2,947,628

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,425,355,116) 99.3%					1,463,376,111

	Rating**	Rate(%)	Maturity	Face Amount	Value

SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (1.0%)
Cargill Global Funding PLC†	A-1	2.32	07/01/19	$10,100,000	$10,100,000
Wisconsin Gas Co.	A-1	2.40	07/01/19	4,600,000	4,600,000

					14,700,000

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $14,700,000) 1.0%					14,700,000

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION — BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2019 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)
Citibank, New York Time Deposit	1.66	07/01/19	$74,296	$74,296

TOTAL TEMPORARY CASH INVESTMENT (Cost: $74,296) 0.0%				74,296

TOTAL INVESTMENTS (Cost: $1,440,129,412) 100.3%				1,478,150,407

OTHER NET ASSETS -0.3%				(4,772,564)

NET ASSETS 100.0%				$1,473,377,843

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

June 30, 2019 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated
*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
EQUITY INDEX FUND	$11,200,000	0.4%
SMALL CAP VALUE FUND	$8,900,000	1.9%
SMALL CAP GROWTH FUND	$11,600,000	2.1%
MID CAP VALUE FUND	$2,600,000	2.9%
MID-CAP EQUITY INDEX FUND	$13,581,398	0.9%
INTERNATIONAL FUND	$10,000,000	1.6%
COMPOSITE FUND	$2,887,934	1.6%
MONEY MARKET FUND	$114,805,137	55.8%
MID-TERM BOND FUND	$1,792,302	0.3%
BOND FUND	$14,526,255	1.0%

††	Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of June 30, 2018, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Notional Amount	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a Percentage of Total Investments
EQUITY INDEX FUND	461	E-mini S&P 500 Stock Index	P	September 2019	$67,863,810	$67,863,810	$981,550	2.2%
ALL AMERICA FUND	30	E-mini S&P 500 Stock Index	P	September 2019	$4,416,300	$4,416,300	$11,955	1.5%
MID-CAP EQUITY INDEX FUND	466	E-mini S&P MidCap 400 Stock Index	P	September 2019	$90,870,000	$90,870,000	$1,922,792	6.0%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
ASSETS
Investments at fair value

(Cost:  Equity Index Fund — $1,762,745,658

All America Fund — $211,332,015

Small Cap Value Fund — $441,853,345

Small Cap Growth Fund — $499,061,840

Small Cap Equity Index Fund — $28,388,252

Mid Cap Value Fund — $74,178,867

Mid-Cap Equity Index Fund — $1,247,558,018

International Fund — $577,425,104

Composite Fund — $161,985,122

Retirement Income Fund — $102,914,143

2010 Retirement Fund — $23,844,398

2015 Retirement Fund — $133,146,378

2020 Retirement Fund — $522,182,034

2025 Retirement Fund — $745,112,837)

(Notes 1 and 3)	$3,081,739,098	$298,528,674	$486,570,494	$569,065,316	$26,958,835
Cash	98	44,818	86	13,850	154
Interest and dividends receivable	2,482,673	281,503	646,049	282,356	28,365
Receivable for securities sold	2,407,764	4,774,416	4,556,811	4,471,786	1,288,437
Receivable for daily variation on future contracts	313,140	8,738	—	—	—
Shareholder subscriptions receivable	1,838,667	—	86,897	23,638	53,392
Other receivables	—	—	—	—	—

TOTAL ASSETS	3,088,781,440	303,638,149	491,860,337	573,856,946	28,329,183

LIABILITIES
Payable for securities purchased	3,891,826	3,029,789	10,938,935	9,883,480	1,337,876
Shareholder redemptions payable	—	262,824	—	—	—
Accrued expenses	42,503	16,387	43,457	51,461	349

TOTAL LIABILITIES:	3,934,329	3,309,000	10,982,392	9,934,941	1,338,225

NET ASSETS	$3,084,847,111	$300,329,149	$480,877,945	$563,922,005	$26,990,958

NUMBER OF SHARES OUTSTANDING (Note 4)	689,692,129	124,506,223	316,286,459	381,884,527	28,711,677

NET ASSET VALUES, offering and redemption price per share	$4.47	$2.41	$1.52	$1.48	$0.94

COMPONENTS OF NET ASSETS
Paid-in capital	$1,619,520,035	$180,996,790	$391,169,817	$433,611,234	$28,326,382
Total Distributable Earnings (Loss) (Notes 1 and 5)	1,465,327,076	119,332,359	89,708,128	130,310,771	(1,335,424)

NET ASSETS	$3,084,847,111	$300,329,149	$480,877,945	$563,922,005	$26,990,958

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$92,535,646	$1,518,998,972	$614,255,236	$186,027,497	$108,984,434	(a)	$25,422,526	(a)	$145,296,344	(a)	$574,744,991	(a)	$829,574,661	(a)
448	242	82	19,544	—		—		—		—		—
124,776	1,445,894	—	520,456	—		—		—		—		—
—	10,199,410	—	346	—		—		—		—		—
—	978,361	—	—	—		—		—		—		—
—	535,930	399,037	—	—		—		—		—		—
—	—	—	—	11,843		8,652		—		—		—

92,660,870	1,532,158,809	614,654,355	186,567,843	108,996,277		25,431,178		145,296,344		574,744,991		829,574,661

881,490	3,319,850	—	744,040	—		—		—		—		—
2,439	—	—	52,982	—		—		—		—		—
6,875	21,842	7,681	10,374	13,533		9,399		2,017		3,547		4,585

890,804	3,341,692	7,681	807,396	13,533		9,399		2,017		3,547		4,585

$91,770,066	$1,528,817,117	$614,646,674	$185,760,447	$108,982,744		$25,421,779		$145,294,327		$574,741,444		$829,570,076

58,763,655	671,429,419	709,261,795	99,832,212	90,384,594		25,252,886		135,544,829		458,505,789		612,370,743

$1.56	$2.28	$0.87	$1.86	$1.21		$1.01		$1.07		$1.25		$1.35

$68,156,112	$1,091,256,724	$553,377,282	$146,223,228	$99,370,192		$22,620,945		$121,373,964		$477,858,082		$689,585,459
23,613,954	437,560,393	61,269,392	39,537,219	9,612,552		2,800,834		23,920,363		96,883,362		139,984,617

$91,770,066	$1,528,817,117	$614,646,674	$185,760,447	$108,982,744		$25,421,779		$145,294,327		$574,741,444		$829,570,076

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

June 30, 2019 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
ASSETS
Investments at fair value

(Cost:  2030 Retirement Fund — $654,716,230

2035 Retirement Fund — $539,824,187

2040 Retirement Fund — $436,631,707

2045 Retirement Fund — $449,341,781

2050 Retirement Fund — $326,393,578

2055 Retirement Fund — $100,679,209

2060 Retirement Fund — $12,566,542

Conservative Allocation Fund — $153,416,770

Moderate Allocation Fund — $349,404,980

Aggressive Allocation Fund — $246,646,244

Money Market Fund — $205,842,952

Mid-Term Bond Fund — $623,005,674

Bond Fund — $1,440,129,412)

(Notes 1 and 3)	$737,938,567	(a)	$616,974,709	(a)	$503,319,094	(a)	$527,331,143	(a)	$355,900,979	(a)
Cash	—		—		—		—		—
Interest and dividends receivable	—		—		—		—		—
Receivable for securities sold	—		—		—		—		—
Receivable for daily variation on future contracts	—		—		—		—		—
Shareholder subscriptions receivable	—		—		—		—		—
Other receivables	—		—		—		—		—

TOTAL ASSETS	737,938,567		616,974,709		503,319,094		527,331,143		355,900,979

LIABILITIES
Payable for securities purchased	—		—		—		—		—
Shareholder redemptions payable	—		—		—		—		—
Accrued expenses	3,919		2,820		2,713		2,973		1,520

TOTAL LIABILITIES	3,919		2,820		2,713		2,973		1,520

NET ASSETS	$737,934,648		$616,971,889		$503,316,381		$527,328,170		$355,899,459

NUMBER OF SHARES OUTSTANDING (Note 4)	523,524,717		431,783,921		356,979,466		376,042,902		210,372,654

NET ASSET VALUES, offering and redemption price per share	$1.41		$1.43		$1.41		$1.40		$1.69

COMPONENTS OF NET ASSETS
Paid-in capital	$607,581,790		$501,596,208		$408,797,096		$417,063,017		$310,070,528
Total Distributable Earnings (Loss) (Notes 1 and 5)	130,352,858		115,375,681		94,519,285		110,265,153		45,828,931

NET ASSETS	$737,934,648		$616,971,889		$503,316,381		$527,328,170		$355,899,459

(a)	The Retirement and Allocation Funds are invested in affiliated investment companies of Mutual of America Investment Corp.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$103,415,046	(a)	$13,133,686	(a)	$164,826,073	(a)	$412,269,708	(a)	$305,887,320	(a)	$205,842,964	$633,112,232	$1,478,150,407
—		—		—		—		—		18,306	241	103
—		—		—		—		—		—	4,005,492	8,990,294
—		—		—		—		—		—	—	1,779
—		—		—		—		—		—	—	—
—		—		—		—		—		6,190	244,655	638,672
—		—		—		—		—		—	—	—

103,415,046		13,133,686		164,826,073		412,269,708		305,887,320		205,867,460	637,362,620	1,487,781,255

—		—		—		—		—		—	—	14,335,112
—		—		—		—		—		—	—	—
225		3		258		542		1,329		5,434	30,892	68,300

225		3		258		542		1,329		5,434	30,892	14,403,412

$103,414,821		$13,133,683		$164,825,815		$412,269,166		$305,885,991		$205,862,026	$637,331,728	$1,473,377,843

81,304,022		12,716,138		129,652,770		265,288,596		174,856,675		166,654,477	595,240,194	992,103,782

$1.27		$1.03		$1.27		$1.55		$1.75		$1.2353	$1.07	$1.49

$97,357,341		$12,547,662		$146,528,613		$324,096,343		$223,118,253		$201,339,723	$607,435,643	$1,379,617,515
6,057,480		586,021		18,297,202		88,172,823		82,767,738		4,522,303	29,896,085	93,760,328

$103,414,821		$13,133,683		$164,825,815		$412,269,166		$305,885,991		$205,862,026	$637,331,728	$1,473,377,843

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2019 (Unaudited)

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$29,373,141	$2,733,321	$5,155,734	$2,462,028	$181,902
Interest	869,660	86,713	318,968	225,073	1,069

Total investment income	30,242,801	2,820,034	5,474,702	2,687,101	182,971

EXPENSES
Investment advisory fees (Note 2)	1,093,076	583,761	1,759,721	2,047,862	8,424

Other operating expenses
Accounting and recordkeeping expenses	233,990	41,445	52,167	58,305	18,882
Shareholders reports	10,146	14,748	6,442	7,285	10,480
Custodian expenses	8,610	15,169	2,763	3,623	15,190
Independent directors’ fees and expenses	98,750	9,887	15,895	18,499	762
Audit	50,051	12,979	10,947	13,784	971
Legal and Compliance	57,083	14,803	12,484	15,720	1,107
Administrative	149,221	14,939	24,019	27,954	1,151
Licenses	145,023	8,711	—	—	1,119
Other (including year-end accrual)	33,443	19,824	17,182	18,298	354

Total operating expenses	786,317	152,505	141,899	163,468	50,016

Total expenses before reimbursement	1,879,393	736,266	1,901,620	2,211,330	58,440

Fee waiver and expense reimbursement (Note 2)	—	—	—	—	(42,153)

Net expenses	1,879,393	736,266	1,901,620	2,211,330	16,287

Net Investment Income (Loss)	28,363,408	2,083,768	3,573,082	475,771	166,684

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	20,471,563	10,299,140	7,884,377	13,505,978	153,931
Futures contracts (Note 1)	9,937,517	244,361	—	—	—
Gain distributions from Mutual of America Investment Corp. Funds	—	—	—	—	—

	30,409,080	10,543,501	7,884,377	13,505,978	153,931

Change in net unrealized appreciation (depreciation) of:
Investment securities	422,748,732	33,987,420	39,549,483	67,928,779	2,041,525
Futures contracts (Note 1)	4,143,880	111,248	—	—	—

	426,892,612	34,098,668	39,549,483	67,928,779	2,041,525

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	457,301,692	44,642,169	47,433,860	81,434,757	2,195,456

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$485,665,100	$46,725,937	$51,006,942	$81,910,528	$2,362,140

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corp. and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund		2025 Retirement Fund

$1,100,983	$12,138,398	$11,028,087	$1,250,923	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
54,510	732,873	285,617	1,170,154	—		—		—		—		—

1,155,493	12,871,271	11,313,704	2,421,077	—		—		—		—		—

245,536	543,008	211,784	359,859	26,166	(b)	6,198	(b)	35,523	(b)	137,136	(b)	193,478	(b)

23,704	125,256	56,624	40,496	19,762	(b)	18,960	(b)	20,137	(b)	24,219	(b)	26,483	(b)
4,505	11,044	5,486	11,569	5,569	(b)	5,900	(b)	5,897	(b)	5,897	(b)	5,897	(b)
2,028	7,859	1,711	5,827	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
3,024	49,056	19,135	6,094	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
3,970	27,172	1,527	8,001	4,654	(b)	1,102	(b)	6,317	(b)	24,394	(b)	34,422	(b)
4,529	30,990	1,742	9,125	3,388	(b)	803	(b)	4,601	(b)	17,764	(b)	25,067	(b)
4,570	74,129	28,916	9,209	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
—	72,044	—	—	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
6,419	31,185	13,804	5,198	(3,879	)(b)	—	(b)	(4,269	)(b)	(12,606	)(b)	(18,503	)(b)

52,749	428,735	128,945	95,519	29,494		26,765		32,683		59,668		73,366

298,285	971,743	340,729	455,378	55,660		32,963		68,206		196,804		266,844

—	—	—	—	—		(26,765)		—		—		—

298,285	971,743	340,729	455,378	55,660		6,198		68,206		196,804		266,844

857,208	11,899,528	10,972,975	1,965,699	(55,660)		(6,198)		(68,206)		(196,804)		(266,844)

968,807	31,348,093	—	1,766,156	465,060	(c)	178,721	(c)	3,070,836	(c)	10,287,830	(c)	11,446,799	(c)
—	3,642,842	—	—	—		—		—		—		—
—	—	—	—	—		—		—		—		—

968,807	34,990,935	—	1,766,156	465,060		178,721		3,070,836		10,287,830		11,446,799

11,401,016	178,716,028	56,637,613	15,108,149	7,504,140		1,874,520		10,824,279		48,822,654		79,810,380
—	3,738,562	—	—	—		—		—		—		—

11,401,016	182,454,590	56,637,613	15,108,149	7,504,140		1,874,520		10,824,279		48,822,654		79,810,380

12,369,823	217,445,525	56,637,613	16,874,305	7,969,200		2,053,241		13,895,115		59,110,484		91,257,179

$13,227,031	$229,345,053	$67,610,588	$18,840,004	$7,913,540		$2,047,043		$13,826,909		$58,913,680		$90,990,335

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2019 (Unaudited)

	2030 Retirement Fund		2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
INVESTMENT INCOME AND EXPENSES
INVESTMENT INCOME
Dividends	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)
Interest	—		—		—		—		—

Total investment income	—		—		—		—		—

EXPENSES
Investment advisory fees (Note 2)	171,240	(b)	142,382	(b)	116,065	(b)	122,752	(b)	81,114	(b)

Other operating expenses
Accounting and recordkeeping expenses	25,590	(b)	24,431	(b)	23,374	(b)	23,642	(b)	21,970	(b)
Shareholders reports	5,897	(b)	5,897	(b)	5,890	(b)	5,890	(b)	5,890	(b)
Custodian expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Independent directors’ fees and expenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Audit	30,467	(b)	25,334	(b)	20,651	(b)	21,841	(b)	14,433	(b)
Legal and Compliance	22,187	(b)	18,449	(b)	15,039	(b)	15,904	(b)	10,511	(b)
Administrative	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Licenses	—	(b)	—	(b)	—	(b)	—	(b)	—	(b)
Other (including year-end accrual)	(17,807	)(b)	(15,188	)(b)	(12,978	)(b)	(12,913	)(b)	(10,141	)(b)

Total operating expenses	66,334		58,923		51,976		54,364		42,663

Total expenses before reimbursement	237,574		201,305		168,041		177,116		123,777

Fee waiver and expense reimbursement (Note 2)	—		—		—		—		—

Net expenses	237,574		201,305		168,041		177,116		123,777

Net Investment Income (Loss)	(237,574)		(201,305)		(168,041)		(177,116)		(123,777)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1)
Net realized gain (loss) on:
Investment securities	9,513,026	(c)	6,499,640	(c)	3,702,767	(c)	3,626,368	(c)	632,343	(c)
Futures contracts (Note 1)	—		—		—		—		—
Gain distributions from Mutual of America Investment Corp. Funds	—		—		—		—		—

	9,513,026		6,499,640		3,702,767		3,626,368		632,343

Change in net unrealized appreciation (depreciation) of:
Investment securities	78,504,988		70,989,290		60,290,389		64,937,967		44,445,313
Futures contracts (Note 1)	—		—		—		—		—

	78,504,988		70,989,290		60,290,389		64,937,967		44,445,313

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	88,018,014		77,488,930		63,993,156		68,564,335		45,077,656

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$87,780,440		$77,287,625		$63,825,115		$68,387,219		$44,953,879

(a)	The Retirement and Allocation Funds are invested in affiliated funds of Mutual of America Investment Corp. and receive dividend income entirely from these affiliated funds.

(b)

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Certain operating expenses that can be attributed only to the Retirement and Allocation Funds were charged directly to those Funds, subject to the Adviser’s agreement to reimburse direct non-advisory operating expenses of any such Fund whose average daily net assets for the prior calendar year was less than $50 million. The Retirement and Allocation Funds will also continue to bear their pro-rata share of the non-advisory operating expenses borne by each of the underlying Funds in which they invest.

(c)	Realized gains and losses for the Retirement and Allocation Funds result from the disposition of shares of the underlying funds.

The accompanying notes are an integral part of these financial statements.

2055 Retirement Fund		2060 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund	Mid-Term Bond Fund	Bond Fund

$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	(a)	$—	$—	$—
—		—		—		—		—		2,508,530	8,497,360	22,627,908

—		—		—		—		—		2,508,530	8,497,360	22,627,908

21,872	(b)	2,070	(b)	—	(b)	—	(b)	—	(b)	152,791	1,199,249	2,696,916

19,590	(b)	18,794	(b)	20,284	(b)	22,671	(b)	21,647	(b)	34,378	66,880	136,160
5,890	(b)	5,409	(b)	5,569	(b)	5,569	(b)	5,569	(b)	6,007	9,357	14,185
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	1,849	2,115	7,256
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	6,898	20,312	46,849
3,895	(b)	369	(b)	6,966	(b)	17,538	(b)	13,002	(b)	7,927	7,642	17,144
2,836	(b)	269	(b)	5,072	(b)	12,771	(b)	9,468	(b)	9,042	8,716	19,553
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	10,425	30,693	70,794
—	(b)	—	(b)	—	(b)	—	(b)	—	(b)	—	—	—
(13,640	)(b)	—	(b)	(4,762	)(b)	(8,926	)(b)	(6,693	)(b)	(18,605)	4,199	14,454

18,571		24,841		33,129		49,623		42,993		57,921	149,914	326,395

40,443		26,911		33,129		49,623		42,993		210,712	1,349,163	3,023,311

—		(24,841)		—		—		—		—	—	—

40,443		2,070		33,129		49,623		42,993		210,712	1,349,163	3,023,311

(40,443)		(2,070)		(33,129)		(49,623)		(42,993)		2,297,818	7,148,197	19,604,597

14,310	(c)	(13,264	)(c)	545,751	(c)	2,489,428	(c)	2,251,182	(c)	3,259	(118,794)	(212,184)
—		—		—		—		—		—	—	—
—		—		—		—		—		—	—	—

14,310		(13,264)		545,751		2,489,428		2,251,182		3,259	(118,794)	(212,184)

11,613,234		920,090		13,208,651		42,534,347		36,450,664		(38)	19,916,738	56,964,689
—		—		—		—		—		—	—	—

11,613,234		920,090		13,208,651		42,534,347		36,450,664		(38)	19,916,738	56,964,689

11,627,544		906,826		13,754,402		45,023,775		38,701,846		3,221	19,797,944	56,752,505

$11,587,101		$904,756		$13,721,273		$44,974,152		$38,658,853		$2,301,039	$26,946,141	$76,357,102

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS

	Equity Index Fund		All America Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$28,363,408	$51,303,517	$2,083,768	$3,945,417
Net realized gain (loss) on investments and futures contracts	30,409,080	59,872,774	10,543,501	20,360,192
Change in net unrealized appreciation (depreciation) of investments and futures contracts	426,892,612	(238,372,855)	34,098,668	(47,910,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	485,665,100	(127,196,564)	46,725,937	(23,604,660)

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(107,012,813)	—	(20,436,408)
Return of Capital	—	—	—	—

Total distributions	—	(107,012,813)	—	(20,436,408)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	105,163,866	251,921,033	2,313,159	5,132,192
Dividends reinvested	—	107,012,813	—	20,436,408
Cost of shares redeemed	(134,591,367)	(207,699,908)	(16,784,054)	(38,189,780)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(29,427,501)	151,233,938	(14,470,895)	(12,621,180)

INCREASE (DECREASE) IN NET ASSETS	456,237,599	(82,975,439)	32,255,042	(56,662,248)

NET ASSETS, BEGINNING OF PERIOD	2,628,609,512	2,711,584,951	268,074,107	324,736,355

NET ASSETS, END OF PERIOD	$3,084,847,111	$2,628,609,512	$300,329,149	$268,074,107

OTHER INFORMATION:
Shares outstanding at the beginning of period	696,239,527	660,764,208	130,791,956	136,259,701

Shares sold	24,697,169	60,734,671	999,536	2,200,603
Shares issued as reinvestment of dividends	—	24,643,816	—	8,455,221
Shares redeemed	(31,244,567)	(49,903,168)	(7,285,269)	(16,123,569)

Net increase (decrease)	(6,547,398)	35,475,319	(6,285,733)	(5,467,745)

Shares outstanding at the end of period	689,692,129	696,239,527	124,506,223	130,791,956

†	For the period July 2, 2018 (Commencement of Operations) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Small Cap Value Fund		Small Cap Growth Fund		Small Cap Equity Index Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018†	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

$3,573,082	$5,417,677	$475,771	$721,560	$166,684	$112,825	$857,208	$1,471,704	$11,899,528	$22,142,526
7,884,377	26,004,396	13,505,978	46,288,828	153,931	(203,024)	968,807	1,922,983	34,990,935	101,405,685

39,549,483	(103,915,943)	67,928,779	(115,920,143)	2,041,525	(3,470,942)	11,401,016	(16,574,717)	182,454,590	(284,333,341)

51,006,942	(72,493,870)	81,910,528	(68,909,755)	2,362,140	(3,561,141)	13,227,031	(13,180,030)	229,345,053	(160,785,130)

—	(43,728,999)	—	(39,717,181)	—	(136,423)	—	(8,924,532)	—	(109,431,002)
—	—	—	—	—	(965)	—	—	—	—

—	(43,728,999)	—	(39,717,181)	—	(137,388)	—	(8,924,532)	—	(109,431,002)

15,004,794	38,386,795	17,514,651	43,996,025	8,835,544	21,675,638	1,942,481	5,341,000	53,450,474	119,784,786
—	43,728,999	—	39,717,181	—	137,388	—	8,924,532	—	109,431,002
(13,135,876)	(43,612,589)	(18,835,511)	(46,655,929)	(1,414,828)	(906,395)	(3,441,223)	(15,513,349)	(35,346,001)	(129,665,172)

1,868,918	38,503,205	(1,320,860)	37,057,277	7,420,716	20,906,631	(1,498,742)	(1,247,817)	18,104,473	99,550,616

52,875,860	(77,719,664)	80,589,668	(71,569,659)	9,782,856	17,208,102	11,728,289	(23,352,379)	247,449,526	(170,665,516)

428,002,085	505,721,749	483,332,337	554,901,996	17,208,102	—	80,041,777	103,394,156	1,281,367,591	1,452,033,107

$480,877,945	$428,002,085	$563,922,005	$483,332,337	$26,990,958	$17,208,102	$91,770,066	$80,041,777	$1,528,817,117	$1,281,367,591

315,131,497	291,434,007	382,867,811	359,318,522	20,786,591	—	59,766,695	60,396,632	663,474,534	619,888,133

9,963,840	23,639,432	12,135,523	29,169,976	9,444,717	21,543,303	1,285,205	3,234,055	13,867,514	52,594,103
—	26,270,022	—	24,913,550	—	167,927	—	5,513,245	—	46,453,117
(8,808,878)	(26,211,964)	(13,118,807)	(30,534,237)	(1,519,631)	(924,639)	(2,288,245)	(9,377,237)	(5,912,629)	(55,460,819)

1,154,962	23,697,490	(983,284)	23,549,289	7,925,086	20,786,591	(1,003,040)	(629,937)	7,954,885	43,586,401

316,286,459	315,131,497	381,884,527	382,867,811	28,711,677	20,786,591	58,763,655	59,766,695	671,429,419	663,474,534

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	International Fund		Composite Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,972,975	$14,819,838	$1,965,699	$4,050,526
Net realized gain (loss) on investments and futures contracts	—	—	1,766,156	8,205,586
Change in net unrealized appreciation (depreciation) of investments and futures contracts	56,637,613	(90,151,424)	15,108,149	(17,734,526)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	67,610,588	(75,331,586)	18,840,004	(5,478,414)

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(12,148,302)	—	(18,147,487)
Return of Capital	—	—	—	—

Total distributions	—	(12,148,302)	—	(18,147,487)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	48,384,164	88,808,391	2,753,902	8,858,290
Dividends reinvested	—	12,148,302	—	18,147,487
Cost of shares redeemed	(9,865,511)	(42,429,454)	(7,956,172)	(21,628,078)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	38,518,653	58,527,239	(5,202,270)	5,377,699

INCREASE (DECREASE) IN NET ASSETS	106,129,241	(28,952,649)	13,637,734	(18,248,202)
NET ASSETS, BEGINNING OF PERIOD	508,517,433	537,470,082	172,122,713	190,370,915

NET ASSETS, END OF PERIOD	$614,646,674	$508,517,433	$185,760,447	$172,122,713

OTHER INFORMATION:
Shares outstanding at the beginning of period	663,808,196	594,344,780	102,773,411	99,760,702

Shares sold	57,493,497	103,838,007	1,521,473	4,789,234
Shares issued as reinvestment of dividends	—	13,966,487	—	9,946,383
Shares redeemed	(12,039,898)	(48,341,078)	(4,462,672)	(11,722,908)

Net increase (decrease)	45,453,599	69,463,416	(2,941,199)	3,012,709

Shares outstanding at the end of period	709,261,795	663,808,196	99,832,212	102,773,411

The accompanying notes are an integral part of these financial statements.

Retirement Income Fund		2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

$(55,660)	$1,838,898	$(6,198)	$456,889	$(68,206)	$2,738,955	$(196,804)	$10,067,194
465,060	1,563,100	178,721	704,848	3,070,836	6,339,331	10,287,830	24,505,516

7,504,140	(4,604,759)	1,874,520	(1,604,780)	10,824,279	(13,342,292)	48,822,654	(55,831,920)

7,913,540	(1,202,761)	2,047,043	(443,043)	13,826,909	(4,264,006)	58,913,680	(21,259,210)

—	(3,090,568)	—	(1,546,101)	—	(8,984,709)	—	(23,776,592)
—	—	—	—	—	—	—	—

—	(3,090,568)	—	(1,546,101)	—	(8,984,709)	—	(23,776,592)

7,872,618	23,573,287	2,157,420	3,296,291	3,017,138	13,089,181	22,650,036	60,347,677
—	3,090,568	—	1,546,101	—	8,984,709	—	23,776,592
(8,233,275)	(21,759,327)	(2,775,761)	(4,410,138)	(10,006,736)	(25,354,072)	(22,010,422)	(48,752,890)

(360,657)	4,904,528	(618,341)	432,254	(6,989,598)	(3,280,182)	639,614	35,371,379

7,552,883	611,199	1,428,702	(1,556,890)	6,837,311	(16,528,897)	59,553,294	(9,664,423)
101,429,861	100,818,662	23,993,077	25,549,967	138,457,016	154,985,913	515,188,150	524,852,573

$108,982,744	$101,429,861	$25,421,779	$23,993,077	$145,294,327	$138,457,016	$574,741,444	$515,188,150

90,717,399	86,397,770	25,901,047	25,359,862	142,345,025	145,270,066	458,042,143	428,449,681

6,696,069	20,479,659	2,212,680	3,369,969	2,920,290	12,616,643	18,725,450	50,253,586
—	2,673,992	—	1,597,232	—	8,673,847	—	19,519,809
(7,028,874)	(18,834,022)	(2,860,841)	(4,426,016)	(9,720,486)	(24,215,531)	(18,261,804)	(40,180,933)

(332,805)	4,319,629	(648,161)	541,185	(6,800,196)	(2,925,041)	463,646	29,592,462

90,384,594	90,717,399	25,252,886	25,901,047	135,544,829	142,345,025	458,505,789	458,042,143

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2025 Retirement Fund		2030 Retirement Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(266,844)	$12,981,081	$(237,574)	$10,746,246
Net realized gain (loss) on investments and futures contracts	11,446,799	31,656,921	9,513,026	27,340,841
Change in net unrealized appreciation (depreciation) of investments and futures contracts	79,810,380	(83,808,474)	78,504,988	(80,777,544)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	90,990,335	(39,170,472)	87,780,440	(42,690,457)

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(34,713,526)	—	(28,749,432)
Return of Capital	—	—	—	—

Total distributions	—	(34,713,526)	—	(28,749,432)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	44,089,203	100,541,513	42,960,065	110,358,460
Dividends reinvested	—	34,713,526	—	28,749,432
Cost of shares redeemed	(15,348,379)	(37,264,538)	(9,915,910)	(28,265,110)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	28,740,824	97,990,501	33,044,155	110,842,782

INCREASE (DECREASE) IN NET ASSETS	119,731,159	24,106,503	120,824,595	39,402,893
NET ASSETS, BEGINNING OF PERIOD	709,838,917	685,732,414	617,110,053	577,707,160

NET ASSETS, END OF PERIOD	$829,570,076	$709,838,917	$737,934,648	$617,110,053

OTHER INFORMATION:
Shares outstanding at the beginning of period	590,617,736	515,854,916	499,279,402	417,986,579

Shares sold	33,628,338	77,021,501	31,682,518	81,176,275
Shares issued as reinvestment of dividends	—	26,138,522	—	20,616,212
Shares redeemed	(11,875,331)	(28,397,203)	(7,437,203)	(20,499,664)

Net increase (decrease)	21,753,007	74,762,820	24,245,315	81,292,823

Shares outstanding at the end of period	612,370,743	590,617,736	523,524,717	499,279,402

The accompanying notes are an integral part of these financial statements.

2035 Retirement Fund		2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

$(201,305)	$8,438,526	$(168,041)	$6,701,699	$(177,116)	$7,053,386	$(123,777)	$4,386,343
6,499,640	23,640,354	3,702,767	17,758,905	3,626,368	21,929,981	632,343	11,480,339

70,989,290	(72,350,523)	60,290,389	(59,858,047)	64,937,967	(68,276,695)	44,445,313	(43,320,775)

77,287,625	(40,271,643)	63,825,115	(35,397,443)	68,387,219	(39,293,328)	44,953,879	(27,454,093)

—	(23,387,137)	—	(18,569,497)	—	(22,005,608)	—	(10,077,205)
—	—	—	—	—	—	—	—

—	(23,387,137)	—	(18,569,497)	—	(22,005,608)	—	(10,077,205)

35,958,086	87,912,910	31,949,346	67,075,551	25,551,749	59,427,642	28,863,992	63,234,612
—	23,387,137	—	18,569,497	—	22,005,608	—	10,077,205
(5,719,932)	(22,366,520)	(5,116,731)	(11,806,980)	(4,722,784)	(19,372,704)	(3,207,785)	(6,989,371)

30,238,154	88,933,527	26,832,615	73,838,068	20,828,965	62,060,546	25,656,207	66,322,446

107,525,779	25,274,747	90,657,730	19,871,128	89,216,184	761,610	70,610,086	28,791,148
509,446,110	484,171,363	412,658,651	392,787,523	438,111,986	437,350,376	285,289,373	256,498,225

$616,971,889	$509,446,110	$503,316,381	$412,658,651	$527,328,170	$438,111,986	$355,899,459	$285,289,373

410,004,672	345,541,845	337,385,671	283,386,019	360,758,050	315,271,648	194,840,021	154,619,686

26,046,276	64,050,159	23,516,314	49,388,270	18,907,304	43,877,177	17,687,175	38,536,206
—	16,432,749	—	13,163,191	—	15,632,425	—	5,910,720
(4,267,027)	(16,020,081)	(3,922,519)	(8,551,809)	(3,622,452)	(14,023,200)	(2,154,542)	(4,226,591)

21,779,249	64,462,827	19,593,795	53,999,652	15,284,852	45,486,402	15,532,633	40,220,335

431,783,921	410,004,672	356,979,466	337,385,671	376,042,902	360,758,050	210,372,654	194,840,021

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	2055 Retirement Fund		2060 Retirement Fund		Conservative Allocation Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018†	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(40,443)	$936,956	$(2,070)	$10,900	$(33,129)	$3,268,135
Net realized gain (loss) on investments and futures contracts	14,310	2,411,969	(13,264)	23,311	545,751	3,549,023
Change in net unrealized appreciation (depreciation) of investments and futures contracts	11,613,234	(10,460,646)	920,090	(352,946)	13,208,651	(9,969,340)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	11,587,101	(7,111,721)	904,756	(318,735)	13,721,273	(3,152,182)

DISTRIBUTIONS (Notes 1 and 5)
From Distributable Earnings	—	(908,891)	—	—	—	(9,978,359)
Return of Capital	—	—	—	—	—	—

Total distributions	—	(908,891)	—	—	—	(9,978,359)

CAPITAL TRANSACTIONS (Note 4)
Proceeds from sale of shares	21,965,114	44,845,628	8,243,061	4,526,850	10,055,094	15,703,357
Dividends reinvested	—	908,891	—	—	—	9,978,359
Cost of shares redeemed	(433,473)	(1,747,286)	(59,519)	(162,730)	(8,890,922)	(19,128,685)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	21,531,641	44,007,233	8,183,542	4,364,120	1,164,172	6,553,031

INCREASE (DECREASE) IN NET ASSETS	33,118,742	35,986,621	9,088,298	4,045,385	14,885,445	(6,577,510)
NET ASSETS, BEGINNING OF PERIOD	70,296,079	34,309,458	4,045,385	—	149,940,370	156,517,880

NET ASSETS, END OF PERIOD	$103,414,821	$70,296,079	$13,133,683	$4,045,385	$164,825,815	$149,940,370

OTHER INFORMATION:
Shares outstanding at the beginning of period	63,777,224	27,964,164	4,522,127	—	128,699,580	123,302,016

Shares sold	17,894,506	36,533,527	8,254,568	4,678,627	8,272,413	12,641,849
Shares issued as reinvestment of dividends	—	707,938	—	—	—	8,205,267
Shares redeemed	(367,708)	(1,428,405)	(60,557)	(156,500)	(7,319,223)	(15,449,552)

Net Increase (decrease)	17,526,798	35,813,060	8,194,011	4,522,127	953,190	5,397,564

Shares outstanding at the end of period	81,304,022	63,777,224	12,716,138	4,522,127	129,652,770	128,699,580

†	For the period July 2, 2018 (Commencement of Operations) to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund		Aggressive Allocation Fund		Money Market Fund		Mid-Term Bond Fund		Bond Fund
For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

$(49,623)	$7,704,119	$(42,993)	$5,201,667	$2,297,818	$2,221,203	$7,148,197	$13,773,991	$19,604,597	$37,592,921
2,489,428	17,441,312	2,251,182	18,608,014	3,259	1,034	(118,794)	(1,152,125)	(212,184)	(1,162,860)

42,534,347	(42,306,403)	36,450,664	(44,438,353)	(38)	(341)	19,916,738	(9,127,556)	56,964,689	(33,378,126)

44,974,152	(17,160,972)	38,658,853	(20,628,672)	2,301,039	2,221,896	26,946,141	3,494,310	76,357,102	3,051,935

—	(27,841,742)	—	(21,790,587)	—	(462,689)	—	(12,425,048)	—	(34,954,410)
—	—	—	—	—	—	—	—	—	—

—	(27,841,742)	—	(21,790,587)	—	(462,689)	—	(12,425,048)	—	(34,954,410)

9,489,294	28,953,969	5,139,323	13,617,276	32,282,426	169,828,569	46,726,958	86,963,104	89,833,691	181,636,262
—	27,841,742	—	21,790,587	—	462,689	—	12,425,048	—	34,954,410
(13,331,896)	(37,840,320)	(9,288,052)	(26,062,101)	(38,634,358)	(32,936,939)	(23,063,625)	(61,938,177)	(38,407,493)	(113,221,685)

(3,842,602)	18,955,391	(4,148,729)	9,345,762	(6,351,932)	137,354,319	23,663,333	37,449,975	51,426,198	103,368,987

41,131,550	(26,047,323)	34,510,124	(33,073,497)	(4,050,893)	139,113,526	50,609,474	28,519,237	127,783,300	71,466,512
371,137,616	397,184,939	271,375,867	304,449,364	209,912,919	70,799,393	586,722,254	558,203,017	1,345,594,543	1,274,128,031

$412,269,166	$371,137,616	$305,885,991	$271,375,867	$205,862,026	$209,912,919	$637,331,728	$586,722,254	$1,473,377,843	$1,345,594,543

267,950,109	255,351,823	177,406,835	171,830,878	171,848,668	58,802,424	572,739,290	536,217,943	956,663,157	883,024,833

6,357,853	19,152,826	3,061,396	7,916,032	26,253,071	139,821,287	44,627,970	84,686,753	62,228,817	128,863,445
—	18,451,265	—	12,557,686	—	381,374	—	12,244,949	—	25,134,852
(9,019,366)	(25,005,805)	(5,611,556)	(14,897,761)	(31,447,262)	(27,156,417)	(22,127,066)	(60,410,355)	(26,788,192)	(80,359,973)

(2,661,513)	12,598,286	(2,550,160)	5,575,957	(5,194,191)	113,046,244	22,500,904	36,521,347	35,440,625	73,638,324

265,288,596	267,950,109	174,856,675	177,406,835	166,654,477	171,848,668	595,240,194	572,739,290	992,103,782	956,663,157

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2019 and the five years ended December 31, 2018 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	Equity Index Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$3.78		$4.10	$3.49	$3.26	$3.41	$3.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.04		0.07	0.07	0.06	0.06	0.06
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.65		(0.23)	0.67	0.32	(0.03)	0.35

Total From Investment Operations	0.69		(0.16)	0.74	0.38	0.03	0.41

Less Distributions
From Net Investment Income	—		(0.07)	(0.06)	(0.06)	(0.06)	(0.05)
From Net Realized Gains	—		(0.09)	(0.07)	(0.09)	(0.12)	(0.04)

Total Distributions	—		(0.16)	(0.13)	(0.15)	(0.18)	(0.09)

Net Asset Value, End of Period	$4.47		$3.78	$4.10	$3.49	$3.26	$3.41

Total Return (%)(i)	18.48	(b)	(4.56)	21.65	11.80	1.24	13.49
Net Assets, End of Period ($ millions)	3,085		2,629	2,712	2,143	1,854	1,789
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	1.95	(c)	1.83	1.85	2.03	1.94	1.82
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	(c)	0.13	0.14	0.14	0.15	0.17
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(c)	0.13	0.13 (e)	0.14	0.15	0.17
Portfolio Turnover Rate (%)(a)	1.28	(b)	3.48	5.23	5.58	4.74	8.07

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

All America Fund							Small Cap Value Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
		2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$2.05		$2.38	$2.29	$2.22	$2.42	$2.38	$1.36		$1.74	$1.69	$1.44	$1.61	$1.72

0.02		0.03	0.03	0.03	0.03	0.03	0.01		0.01	0.03	0.02	0.02	0.02
0.34		(0.20)	0.39	0.21	(0.03)	0.23	0.15		(0.24)	0.11	0.26	(0.08)	0.06

0.36		(0.17)	0.42	0.24	—	0.26	0.16		(0.23)	0.14	0.28	(0.06)	0.08

—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	—		(0.02)	(0.01)	(0.01)	(0.01)	(0.02)
—		(0.13)	(0.30)	(0.14)	(0.15)	(0.19)	—		(0.13)	(0.08)	(0.02)	(0.10)	(0.17)

—		(0.16)	(0.33)	(0.17)	(0.18)	(0.22)	—		(0.15)	(0.09)	(0.03)	(0.11)	(0.19)

$2.41		$2.05	$2.38	$2.29	$2.22	$2.42	$1.52		$1.36	$1.74	$1.69	$1.44	$1.61

17.70	(b)	(8.27)	19.41	11.49	(0.04)	11.16	11.95	(b)	(14.57)	8.29	20.04	(3.40)	5.17
300		268	325	296	295	324	481		428	506	465	376	393
1.43	(c)	1.26	1.33	1.42	1.32	1.35	1.52	(c)	1.10	1.75	1.17	1.14	1.02
0.50	(c)	0.52	0.51	0.53	0.55	0.49	0.81	(c)	0.81	0.81	0.82	0.83	0.84
0.50	(c)	0.52	0.51	0.53	0.55	0.49	0.81	(c)	0.81	0.80 (e)	0.82	0.83	0.84
11.61	(b)	17.60	22.28	40.10	14.73	15.38	21.49	(b)	29.58	34.36	32.06	19.03	38.09

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Growth Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017		2016	2015	2014

Net Asset Value, Beginning of Period	$1.26		$1.54	$1.29		$1.32	$1.54	$1.58

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	— (h)	—	(h)	— (h)	— (h)	— (h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.22		(0.17)	0.30		0.10	(0.03)	0.09

Total From Investment Operations	0.22		(0.17)	0.30		0.10	(0.03)	0.09

Less Distributions
From Net Investment Income	—		— (h)	—	(h)	—	—	— (h)
From Net Realized Gains	—		(0.11)	(0.05)		(0.13)	(0.19)	(0.13)
Return of Capital	—		—	—		—	—	—

Total Distributions	—		(0.11)	(0.05)		(0.13)	(0.19)	(0.13)

Net Asset Value, End of Period	$1.48		$1.26	$1.54		$1.29	$1.32	$1.54

Total Return (%)(i)	17.02	(b)	(12.53)	23.82		8.10	(2.39)	5.70
Net Assets, End of Period ($ millions)	564		483	555		433	402	412
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	0.17	(c)	0.13	0.06		0.06	(0.12)	(0.09)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.81	(c)	0.81	0.82		0.82	0.83	0.84
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.81	(c)	0.81	0.80	(e)	0.82	0.83	0.84
Portfolio Turnover Rate (%)(a)	30.20	(b)	60.57	62.33		53.80	67.83	67.58

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Small Cap Equity Index Fund				Mid Cap Value Fund							Mid-Cap Equity Index Fund
Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018(g)		Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
						2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$0.83		$1.00		$1.34		$1.71	$1.57	$1.46	$1.63	$1.53	$1.93		$2.34	$2.17	$1.95	$2.16	$2.08

0.01		0.01		0.02		0.03	0.03	0.02	0.02	0.02	0.02		0.03	0.03	0.03	0.03	0.03
0.10		(0.17)		0.20		(0.24)	0.20	0.20	(0.08)	0.19	0.33		(0.26)	0.31	0.36	(0.08)	0.17

0.11		(0.16)		0.22		(0.21)	0.23	0.22	(0.06)	0.21	0.35		(0.23)	0.34	0.39	(0.05)	0.20

—		(0.01)		—		(0.03)	(0.02)	(0.02)	(0.02)	(0.01)	—		(0.03)	(0.03)	(0.03)	(0.02)	(0.02)
—		—	(h)	—		(0.13)	(0.07)	(0.09)	(0.10)	(0.10)	—		(0.15)	(0.14)	(0.14)	(0.14)	(0.10)
—		—	(h)	—		—	—	—	—	—	—		—	—	—	—	—

—		(0.01)		—		(0.16)	(0.09)	(0.11)	(0.12)	(0.11)	—		(0.18)	(0.17)	(0.17)	(0.16)	(0.12)

$0.94		$0.83		$1.56		$1.34	$1.71	$1.57	$1.46	$1.63	$2.28		$1.93	$2.34	$2.17	$1.95	$2.16

13.57	(b)	(16.54	)(b)	16.62	(b)	(14.08)	14.92	16.18	(3.34)	13.82	17.91	(b)	(11.26)	16.05	20.51	(2.37)	9.63
27		17		92		80	103	98	82	92	1,529		1,281	1,452	1,245	977	1,001
1.48	(c)	1.51	(c)	1.92	(c)	1.51	1.55	1.48	1.45	1.25	1.64	(c)	1.52	1.46	1.60	1.45	1.31
0.52	(c)	1.61	(c)	0.67	(c)	0.65	0.64	0.66	0.65	0.64	0.13	(c)	0.14	0.14	0.15	0.16	0.17
0.14	(c)	0.14	(c)	0.67	(c)	0.65	0.64	0.66	0.65	0.64	0.13	(c)	0.14	0.14 (e)	0.15	0.16	0.17
38.10	(b)	81.79		7.40	(b)	10.75	24.09	25.80	15.86	40.91	5.00	(b)	20.26	19.36	21.75	21.67	16.29

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	International Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017		2016	2015	2014

Net Asset Value, Beginning of Period	$0.77		$0.90	$0.74		$0.75	$0.77	$0.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.01		0.02	0.02		0.02	0.01	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.09		(0.13)	0.16		(0.01)	(0.01)	(0.08)

Total From Investment Operations	0.10		(0.11)	0.18		0.01	—	(0.06)

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)		(0.02)	(0.02)	(0.01)
From Net Realized Gains	—		— (h)	—	(h)	— (h)	— (h)	— (h)

Total Distributions	—		(0.02)	(0.02)		(0.02)	(0.02)	(0.01)

Net Asset Value, End of Period	$0.87		$0.77	$0.90		$0.74	$0.75	$0.77

Total Return (%)(i)	13.13	(b)	(13.36)	24.47		1.69	(0.63)	(6.03)
Net Assets, End of Period ($ millions)	615		509	537		377	319	264
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	3.88	(c)	2.75	2.67		2.94	2.47	3.48
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)(j)	0.12	(c)	0.12	0.12		0.13	0.14	0.17
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)(j)	0.12	(c)	0.12	0.12	(e)	0.13	0.14	0.17
Portfolio Turnover Rate (%)(a)	—	(b)	—	—		3.08	—	0.61

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Composite Fund							Retirement Income Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
		2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$1.67		$1.91	$1.95	$1.96	$2.00	$1.87	$1.12		$1.17	$1.12	$1.12	$1.16	$1.13

0.02		0.04	0.04	0.04	0.04	0.04	—	(h)	0.02	0.02	0.02	0.02	0.02
0.17		(0.09)	0.21	0.11	(0.02)	0.13	0.09		(0.03)	0.07	0.04	(0.01)	0.05

0.19		(0.05)	0.25	0.15	0.02	0.17	0.09		(0.01)	0.09	0.06	0.01	0.07

—		(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
—		(0.15)	(0.25)	(0.12)	(0.02)	—	—		(0.02)	(0.02)	(0.04)	(0.03)	(0.02)

—		(0.19)	(0.29)	(0.16)	(0.06)	(0.04)	—		(0.04)	(0.04)	(0.06)	(0.05)	(0.04)

$1.86		$1.67	$1.91	$1.95	$1.96	$2.00	$1.21		$1.12	$1.17	$1.12	$1.12	$1.16

11.11	(b)	(3.20)	13.37	7.92	0.80	9.10	7.85	(b)	(1.21)	7.35	6.18	0.49	6.50
186		172	190	181	180	194	109		101	101	76	63	54
2.18	(c)	2.16	2.11	2.10	1.93	2.09	(0.11	)(c)	1.82	2.01	2.26	2.35	2.21
0.51	(c)	0.51	0.51	0.52	0.53	0.49	0.11	(c)	0.08	0.08	0.09	0.09	0.05
0.51	(c)	0.51	0.50 (e)	0.52	0.53	0.49	0.11	(c)	0.08	0.06 (e)	0.09	0.05	0.05
19.01	(b)	37.37	60.13	57.40	13.13	12.31	6.87	(b)	21.90	18.54	16.88	22.64	17.63

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2010 Retirement Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$0.93		$1.01	$0.99	$1.01	$1.09	$1.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.02	0.03	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.08		(0.04)	0.06	0.04	(0.02)	0.06

Total From Investment Operations	0.08		(0.02)	0.09	0.06	—	0.08

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	—		(0.04)	(0.05)	(0.06)	(0.06)	(0.03)

Total Distributions	—		(0.06)	(0.07)	(0.08)	(0.08)	(0.05)

Net Asset Value, End of Period	$1.01		$0.93	$1.01	$0.99	$1.01	$1.09

Total Return (%)(i)	8.68	(b)	(1.93)	9.06	6.87	0.40	6.93
Net Assets, End of Period ($ millions)	25		24	26	26	26	27
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	1.83	1.92	2.15	2.10	2.06
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.27	(c)	0.16	0.12	0.12	0.12	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	0.01 (e)	0.05	0.05	0.05
Portfolio Turnover Rate (%)(a)	10.13	(b)	22.75	24.48	24.58	23.28	20.45

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2015 Retirement Fund							2020 Retirement Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
		2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$0.97		$1.07	$1.03	$1.05	$1.13	$1.10	$1.12		$1.23	$1.14	$1.12	$1.18	$1.13

—	(h)	0.02	0.02	0.02	0.02	0.02	—	(h)	0.02	0.02	0.02	0.02	0.02
0.10		(0.06)	0.09	0.05	(0.02)	0.06	0.13		(0.08)	0.13	0.07	(0.01)	0.06

0.10		(0.04)	0.11	0.07	—	0.08	0.13		(0.06)	0.15	0.09	0.01	0.08

—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
—		(0.04)	(0.05)	(0.07)	(0.06)	(0.03)	—		(0.03)	(0.04)	(0.05)	(0.05)	(0.01)

—		(0.06)	(0.07)	(0.09)	(0.08)	(0.05)	—		(0.05)	(0.06)	(0.07)	(0.07)	(0.03)

$1.07		$0.97	$1.07	$1.03	$1.05	$1.13	$1.25		$1.12	$1.23	$1.14	$1.12	$1.18

10.21	(b)	(3.01)	10.64	7.72	0.27	7.16	11.46	(b)	(4.04)	12.52	8.57	0.13	7.36
145		138	155	146	149	154	575		515	525	426	364	320
(0.10	)(c)	1.83	1.85	2.07	2.07	2.00	(0.07	)(c)	1.89	1.89	2.03	2.06	1.92
0.10	(c)	0.07	0.07	0.08	0.07	0.05	0.07	(c)	0.07	0.07	0.07	0.07	0.05
0.10	(c)	0.07	0.07	0.08	0.07	0.05	0.07	(c)	0.07	0.07	0.07	0.07	0.05
5.00	(b)	14.75	14.98	12.96	17.75	16.41	6.26	(b)	10.84	7.09	7.99	7.76	9.54

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2025 Retirement Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$1.20		$1.33	$1.21	$1.17	$1.23	$1.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.02	0.02	0.02	0.02	0.02
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.15		(0.09)	0.16	0.09	(0.02)	0.08

Total From Investment Operations	0.15		(0.07)	0.18	0.11	—	0.10

Less Distributions
From Net Investment Income	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
From Net Realized Gains	—		(0.04)	(0.04)	(0.05)	(0.04)	(0.01)

Total Distributions	—		(0.06)	(0.06)	(0.07)	(0.06)	(0.03)

Net Asset Value, End of Period	$1.35		$1.20	$1.33	$1.21	$1.17	$1.23

Total Return (%)(i)	12.73	(b)	(5.22)	14.44	9.84	(0.10)	8.00
Net Assets, End of Period ($ millions)	830		710	686	504	396	331
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.81	1.81	1.91	1.91	1.75
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.06	0.07	0.07	0.07	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.06	0.07	0.07	0.07	0.05
Portfolio Turnover Rate (%)(a)	3.89	(b)	6.74	5.78	5.27	4.36	6.00

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2030 Retirement Fund							2035 Retirement Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
		2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$1.24		$1.38	$1.25	$1.20	$1.27	$1.19	$1.24		$1.40	$1.25	$1.20	$1.27	$1.20

—	(h)	0.02	0.02	0.02	0.02	0.02	—	(h)	0.02	0.02	0.02	0.02	0.01
0.17		(0.10)	0.17	0.11	(0.02)	0.09	0.19		(0.12)	0.20	0.11	(0.03)	0.08

0.17		(0.08)	0.19	0.13	—	0.11	0.19		(0.10)	0.22	0.13	(0.01)	0.09

—		(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	—		(0.02)	(0.02)	(0.02)	(0.02)	(0.01)
—		(0.04)	(0.04)	(0.06)	(0.05)	(0.01)	—		(0.04)	(0.05)	(0.06)	(0.04)	(0.01)

—		(0.06)	(0.06)	(0.08)	(0.07)	(0.03)	—		(0.06)	(0.07)	(0.08)	(0.06)	(0.02)

$1.41		$1.24	$1.38	$1.25	$1.20	$1.27	$1.43		$1.24	$1.40	$1.25	$1.20	$1.27

14.05	(b)	(6.49)	16.01	10.73	(0.22)	8.44	15.01	(b)	(7.36)	17.15	11.43	(0.37)	8.26
738		617	578	416	328	277	617		509	484	352	271	230
(0.07	)(c)	1.74	1.69	1.78	1.81	1.66	(0.07	)(c)	1.64	1.57	1.67	1.68	1.52
0.07	(c)	0.07	0.07	0.07	0.07	0.05	0.07	(c)	0.07	0.07	0.07	0.07	0.05
0.07	(c)	0.07	0.07	0.07	0.07	0.05	0.07	(c)	0.07	0.07	0.07	0.07	0.05
3.05	(b)	5.01	5.75	5.12	4.83	5.52	2.59	(b)	4.00	4.02	4.98	5.16	4.29

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2040 Retirement Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$1.22		$1.39	$1.24	$1.19	$1.26	$1.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	0.02	0.01	0.02	0.02	0.01
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.19		(0.13)	0.20	0.11	(0.03)	0.08

Total From Investment Operations	0.19		(0.11)	0.21	0.13	(0.01)	0.09

Less Distributions
From Net Investment Income	—		(0.02)	(0.01)	(0.02)	(0.02)	(0.01)
From Net Realized Gains	—		(0.04)	(0.05)	(0.06)	(0.04)	(0.02)

Total Distributions	—		(0.06)	(0.06)	(0.08)	(0.06)	(0.03)

Net Asset Value, End of Period	$1.41		$1.22	$1.39	$1.24	$1.19	$1.26

Total Return (%)(i)	15.28	(b)	(7.94)	17.40	11.66	(0.64)	7.71
Net Assets, End of Period ($ millions)	503		413	393	286	222	189
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.07	)(c)	1.60	1.53	1.59	1.58	1.40
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.07	0.07	0.05
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.07	(c)	0.07	0.07	0.07	0.07	0.05
Portfolio Turnover Rate (%)(a)	1.80	(b)	2.65	4.07	5.23	5.17	4.31

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

2045 Retirement Fund								2050 Retirement Fund								2055 Retirement Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,			Period Ended December 31, 2016(f)
		2018	2017	2016	2015	2014				2018	2017	2016	2015	2014				2018	2017

$1.21		$1.39	$1.24	$1.19	$1.26	$1.00		$1.46		$1.66	$1.45	$1.35	$1.39	$1.30		$1.10		$1.23	$1.04		$1.00

—	(h)	0.02	0.01	0.02	0.02	—	(h)	—	(h)	0.02	0.01	0.01	0.03	0.01		—	(h)	0.01	—	(h)	—	(h)
0.19		(0.13)	0.20	0.12	(0.03)	0.04		0.23		(0.16)	0.25	0.14	(0.04)	0.08		0.17		(0.12)	0.19		0.04

0.19		(0.11)	0.21	0.14	(0.01)	0.04		0.23		(0.14)	0.26	0.15	(0.01)	0.09		0.17		(0.11)	0.19		0.04

—		(0.02)	(0.01)	(0.02)	(0.02)	—		—		(0.02)	(0.01)	(0.01)	(0.01)	—	(h)	—		(0.01)	—		—
—		(0.05)	(0.05)	(0.07)	(0.04)	—		—		(0.04)	(0.04)	(0.04)	(0.02)	—	(h)	—		(0.01)	—		—

—		(0.07)	(0.06)	(0.09)	(0.06)	—		—		(0.06)	(0.05)	(0.05)	(0.03)	—		—		(0.02)	—		—

$1.40		$1.21	$1.39	$1.24	$1.19	$1.04		$1.69		$1.46	$1.66	$1.45	$1.35	$1.39		$1.27		$1.10	$1.23		$1.04

15.48	(b)	(8.29)	17.62	11.68	(0.69)	4.01	(b)	15.55	(b)	(8.74)	17.86	11.78	(0.73)	7.15		15.41	(b)	(8.88)	17.99		4.01	(b)
527		438	437	332	265	3		356		285	256	164	94	50		103		70	34		3
(0.07	)(c)	1.55	1.45	1.54	1.55	(0.05	)(c)	(0.08	)(c)	1.55	1.47	1.58	1.65	1.47		(0.09	)(c)	1.73	1.90		(0.05	)(c)
0.07	(c)	0.07	0.07	0.07	0.07	0.50	(c)	0.08	(c)	0.07	0.07	0.08	0.09	0.05		0.09	(c)	0.11	0.14		0.50	(c)
0.07	(c)	0.07	0.07	0.07	0.07	0.05	(c)	0.08	(c)	0.07	0.07 (e)	0.08	0.05	0.05		0.09	(c)	0.05	0.05		0.05	(c)
1.65	(b)	3.67	4.46	3.91	4.40	22.25	(b)	1.56	(b)	2.26	3.75	2.67	2.67	1.53		0.31	(b)	3.42	4.32		22.25	(b)

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	2060 Retirement Fund				Conservative Allocation Fund
	Six Months Ended June 30, 2019 (Unaudited)		Period Ended December 31, 2018(g)		Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
							2018	2017	2016	2015	2014

Net Asset Value, Beginning of Period	$0.89		$1.00		$1.17		$1.27	$1.21	$1.20	$1.25	$1.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	—	(h)	—	(h)	—	(h)	0.03	0.03	0.03	0.02	0.03
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	0.14		(0.11)		0.10		(0.05)	0.08	0.04	(0.01)	0.05

Total From Investment Operations	0.14		(0.11)		0.10		(0.02)	0.11	0.07	0.01	0.08

Less Distributions
From Net Investment Income	—		—		—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
From Net Realized Gains	—		—		—		(0.05)	(0.02)	(0.03)	(0.03)	(0.02)

Total Distributions	—		—		—		(0.08)	(0.05)	(0.06)	(0.06)	(0.05)

Net Asset Value, End of Period	$1.03		$0.89		$1.27		$1.17	$1.27	$1.21	$1.20	$1.25

Total Return (%)(i)	15.47	(b)	(10.54	)(b)	9.13	(b)	(2.04)	8.92	6.71	0.44	6.62
Net Assets, End of Period ($ millions)	13		4		165		150	157	140	128	123
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	(0.05	)(c)	0.74	(b)	(0.04	)(c)	2.11	2.20	2.31	2.32	2.31
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.65	(c)	1.54	(c)	0.04	(c)	0.02	0.02	0.03	0.02	—
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.05	(c)	0.05	(c)	0.04	(c)	0.02	0.02	0.03	0.02	—
Portfolio Turnover Rate (%)(a)	1.76	(b)	6.10		4.75	(b)	11.70	23.64	8.89	10.58	17.24

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Moderate Allocation Fund							Aggressive Allocation Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,					Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
		2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

$1.39		$1.56	$1.44	$1.41	$1.52	$1.45	$1.53		$1.77	$1.63	$1.60	$1.77	$1.69

—	(h)	0.03	0.03	0.03	0.03	0.03	—	(h)	0.03	0.03	0.03	0.03	0.03
0.16		(0.09)	0.17	0.10	(0.03)	0.09	0.22		(0.14)	0.24	0.14	(0.05)	0.11

0.16		(0.06)	0.20	0.13	—	0.12	0.22		(0.11)	0.27	0.17	(0.02)	0.14

—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)	—		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)
—		(0.08)	(0.05)	(0.07)	(0.08)	(0.02)	—		(0.10)	(0.10)	(0.11)	(0.12)	(0.03)

—		(0.11)	(0.08)	(0.10)	(0.11)	(0.05)	—		(0.13)	(0.13)	(0.14)	(0.15)	(0.06)

$1.55		$1.39	$1.56	$1.44	$1.41	$1.52	$1.75		$1.53	$1.77	$1.63	$1.60	$1.77

12.21	(b)	(4.41)	13.72	9.08	0.16	7.71	14.37	(b)	(7.13)	16.64	10.86	(0.38)	7.66
412		371	397	347	316	315	306		271	304	264	249	255
(0.03	)(c)	1.95	1.90	2.08	2.09	1.95	(0.03	)(c)	1.74	1.65	1.74	1.81	1.60
0.03	(c)	0.02	0.02	0.02	0.02	—	0.03	(c)	0.02	0.02	0.02	0.02	—
0.03	(c)	0.02	0.02	0.02	0.02	—	0.03	(c)	0.02	0.02	0.02	0.02	—
1.80	(b)	9.50	12.05	6.65	8.10	13.87	1.15	(b)	9.13	9.55	9.51	7.86	19.61

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FINANCIAL HIGHLIGHTS (Continued)

	Money Market Fund
	Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
			2018	2017	2016		2015		2014

Net Asset Value, Beginning of Period	$1.2215		$1.2040	$1.1972	$1.20		$1.20		$1.20

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.0138		0.0081	0.0077	—	(h)	—	(h)	—	(h)
Net Realized and Unrealized Gains (Losses) on Investments and Futures Contracts	—	(k)	0.0124	0.0005	—	(h)	—	(h)	—	(h)

Total From Investment Operations	0.0138		0.0205	0.0082	—		—		—

Less Distributions
From Net Investment Income	—		(0.0030)	(0.0014)	—		—		—
From Net Realized Gains	—		—	—	—		—		—

Total Distributions	—		(0.0030)	(0.0014)	—		—		—

Net Asset Value, End of Period	$1.2353		$1.2215	$1.2040	$1.20		$1.20		$1.20

Total Return (%)(i)	1.14	(b)	1.71	0.70	0.14		(0.11)		(0.14)
Net Assets, End of Period ($ millions)	206		210	71	63		67		77
Ratio of Net Investment Income (Loss) to Average Net Assets (%)	2.26	(c)	1.82	0.70	0.13		(0.11)		(0.14)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(d)	0.21	(c)	0.20	0.25	0.28		0.26		0.24
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(d)	0.21	(c)	0.20	0.24 (e)	0.28		0.26		0.24
Portfolio Turnover Rate (%)(a)	NA		NA	NA	NA		NA		NA

(a)	Portfolio turnover rate excludes all short-term securities.

(b)	Not annualized.

(c)	Annualized.

(d)	Allocation and Retirement Funds exclude expenses of the underlying funds.

(e)	Includes one time reimbursement from Adviser for non-advisory operating expenses (Note 2).

(f)	For the period October 1, 2016 (commencement of operations) through December 31, 2016.

(g)	For the period July 2, 2018 (commencement of operations) through December 31, 2018.

(h)	Amount is less than $0.005 per share.

(i)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any, and does not reflect the effect of fees and charges associated with your variable annuity contract or variable life insurance policy. Total return does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. The total return for 2017 for the Funds subject to the one time reimbursement from the Adviser (Note 2) includes the impact of this reimbursement which was determined not to be material. Past performance is no guarantee of future results. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(j)	International Fund excludes the expenses of its ETF investments.

(k)	Amount is less than $0.00005 per share.

NA = Not Applicable

The accompanying notes are an integral part of these financial statements.

Mid-Term Bond Fund								Bond Fund
Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,						Six Months Ended June 30, 2019 (Unaudited)		Years Ended December 31,
		2018	2017		2016	2015	2014			2018	2017		2016	2015	2014

$1.02		$1.04	$1.04		$1.03	$1.06	$1.05	$1.41		$1.44	$1.43		$1.41	$1.45	$1.41

0.01		0.02	0.02		0.03	0.03	0.03	0.02		0.04	0.04		0.04	0.04	0.04
0.04		(0.02)	—	(h)	0.01	(0.03)	0.02	0.06		(0.03)	0.01		0.02	(0.03)	0.04

0.05		—	0.02		0.04	—	0.05	0.08		0.01	0.05		0.06	0.01	0.08

—		(0.02)	(0.02)		(0.03)	(0.03)	(0.03)	—		(0.04)	(0.04)		(0.04)	(0.05)	(0.04)
—		— (h)	—	(h)	— (h)	— (h)	(0.01)	—		—	—	(h)	— (h)	— (h)	—

—		(0.02)	(0.02)		(0.03)	(0.03)	(0.04)	—		(0.04)	(0.04)		(0.04)	(0.05)	(0.04)

$1.07		$1.02	$1.04		$1.04	$1.03	$1.06	$1.49		$1.41	$1.44		$1.43	$1.41	$1.45

4.53	(b)	0.57	2.32		3.51	0.61	3.22	5.59	(b)	0.17	3.62		4.71	0.33	6.31
637		587	558		492	452	435	1,473		1,346	1,274		1,108	1,007	956
2.38	(c)	2.44	2.37		2.45	2.68	2.57	2.83	(c)	2.93	2.98		3.07	2.93	3.59
0.45	(c)	0.45	0.47		0.46	0.46	0.49	0.44	(c)	0.45	0.45		0.45	0.45	0.48
0.45	(c)	0.45	0.45	(e)	0.46	0.46	0.49	0.44	(c)	0.45	0.44	(e)	0.45	0.45	0.48
5.75	(b)	20.12	14.18		17.52	19.07	36.56	6.76	(b)	10.71	10.65		13.54	27.51	15.00

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Investment Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund”. It is registered as such under the Investment Company Act of 1940 (the “Investment Company Act”). The Investment Company was formed on February 21, 1986 as a Maryland corporation and principally offers its shares exclusively to separate accounts of Mutual of America Life Insurance Company (“Mutual of America Life”) and a former affiliate that offers the funds through its separate accounts. As a “series” type mutual fund, the Investment Company issues separate classes (or series) of capital stock, each of which represents a separate Fund of investments. At June 30, 2019, there were 27 active funds (collectively, “the Funds”): Equity Index Fund, All America Fund, Small Cap Value Fund, Small Cap Growth Fund, Small Cap Equity Index Fund, Mid Cap Value Fund, Mid-Cap Equity Index Fund, International Fund, Composite Fund, Money Market Fund, Mid-Term Bond Fund, Bond Fund; Retirement Income Fund, 2010 Retirement Fund, 2015 Retirement Fund, 2020 Retirement Fund, 2025 Retirement Fund, 2030 Retirement Fund, 2035 Retirement Fund, 2040 Retirement Fund, 2045 Retirement Fund, 2050 Retirement Fund, 2055 Retirement Fund and 2060 Retirement Fund (collectively, “Retirement Funds”); a Conservative Allocation Fund, a Moderate Allocation Fund and an Aggressive Allocation Fund (collectively, “Allocation Funds”). The 2055 Retirement Fund commenced operations on October 1, 2016. The Small Cap Equity Index Fund and the 2060 Retirement Fund commenced operations on July 2, 2018.

Investment Company shares are issued to Mutual of America Life and, on a limited basis, to Wilton Reassurance Life Company of New York (formerly The American Life Insurance Company of New York), for allocation to their Separate Accounts as a funding medium for variable accumulation annuity contracts and variable life insurance policies. In addition, shares of selected equity and fixed income funds of the Investment Company are directly issued to one or more of the Investment Company’s Retirement Funds and Allocation Funds.

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2019, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of three securities in the All America, Small Cap Value, Small Cap Growth and Small Cap Equity Index Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of June 30, 2019. Fair value inputs for all debt securities and temporary cash investments were considered Level 2. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2019:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total

Investments at Fair Value:

(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock-Indexed	$3,015,139,701	—	—		$3,015,139,701
Short-Term Debt Securities	—	$66,555,106	—		$66,555,106
Temporary Cash Investment	—	$44,291	—		$44,291

	$3,015,139,701	$66,599,397	—		$3,081,739,098
All America Fund
Common Stock-Indexed	$159,002,270	—	—		$159,002,270
Common Stock-Active	$132,757,554	—	$285,375	(1)	$133,042,929
Short-Term Debt Securities-Indexed	—	$498,746	—		$498,746
Short-Term Debt Securities-Active	—	$5,900,000	—		$5,900,000
Temporary Cash Investment	—	$84,729	—		$84,729

	$291,759,824	$6,483,475	$285,375		$298,528,674
Small Cap Value Fund
Common Stock	$459,911,957	—	$3,206,125	(1)	$463,118,082
Short-Term Debt Securities	—	$23,379,107	—		$23,379,107
Temporary Cash Investment	—	$73,305	—		$73,305

	$459,911,957	$23,452,412	$3,206,125		$486,570,494
Small Cap Growth Fund
Common Stock	$548,266,273	—	—	(1)	$548,266,273
Short-Term Debt Securities	—	$20,799,043	—		$20,799,043

	$548,266,273	$20,799,043	—		$569,065,316
Small Cap Equity Index Fund
Common Stock-Indexed	$26,888,069	—	—	(1)	$26,888,069
Temporary Cash Investment	—	$70,766	—		$70,766

	$26,888,069	$70,766	—		$26,958,835
Mid Cap Value Fund
Common Stock	$87,404,530	—	—		$87,404,530
Short-Term Debt Securities	—	$5,094,907	—		$5,094,907
Temporary Cash Investment	—	$36,209	—		$36,209

	$87,404,530	$5,131,116	—		$92,535,646
Mid-Cap Equity Index Fund
Common Stock-Indexed	$1,437,345,936	—	—		$1,437,345,936
Short-Term Debt Securities	—	$81,614,515	—		$81,614,515
Temporary Cash Investment	—	$38,521	—		$38,521

	$1,437,345,936	$81,653,036	—		$1,518,998,972
International Fund
Common Stock	$575,074,379	—	—		$575,074,379
Short-Term Debt Securities	—	$39,079,405	—		$39,079,405
Temporary Cash Investment	—	$101,452	—		$101,452

	$575,074,379	$39,180,857	—		$614,255,236
Composite Fund
Common Stock	$109,167,853	—	—		$109,167,853
U.S. Government Debt	—	$27,364,572	—		$27,364,572
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$20,808,328	—		$20,808,328

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Long-Term Corporate Debt	—	$23,012,525	—	$23,012,525
Short-Term Debt Securities	—	$5,600,000	—	$5,600,000
Temporary Cash Investment	—	$74,219	—	$74,219

	$109,167,853	$76,859,644	—	$186,027,497
Retirement Income Fund
Common Stock	$108,984,434	—	—	$108,984,434
2010 Retirement Fund
Common Stock	$25,422,526	—	—	$25,422,526
2015 Retirement Fund
Common Stock	$145,296,344	—	—	$145,296,344
2020 Retirement Fund
Common Stock	$574,744,991	—	—	$574,744,991
2025 Retirement Fund
Common Stock	$829,574,661	—	—	$829,574,661
2030 Retirement Fund
Common Stock	$737,938,567	—	—	$737,938,567
2035 Retirement Fund
Common Stock	$616,974,709	—	—	$616,974,709
2040 Retirement Fund
Common Stock	$503,319,094	—	—	$503,319,094
2045 Retirement Fund
Common Stock	$527,331,143	—	—	$527,331,143
2050 Retirement Fund
Common Stock	$355,900,979	—	—	$355,900,979
2055 Retirement Fund
Common Stock	$103,415,046	—	—	$103,415,046
2060 Retirement Fund
Common Stock	$13,133,686	—	—	$13,133,686
Conservative Allocation Fund
Common Stock	$164,826,073	—	—	$164,826,073
Moderate Allocation Fund
Common Stock	$412,269,708	—	—	$412,269,708
Aggressive Allocation Fund
Common Stock	$305,887,320	—	—	$305,887,320
Money Market Fund
U.S. Government Debt	—	$49,620,345	—	$49,620,345
U.S. Government Agency Short-Term Debt	—	$32,776,787	—	$32,776,787
Commercial Paper	—	$123,445,832	—	$123,445,832

	—	$205,842,964	—	$205,842,964
Mid-Term Bond Fund
U.S. Government Debt	—	$365,851,045	—	$365,851,045
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$607	—	$607
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$37,104,450	—	$37,104,450
Long-Term Corporate Debt	—	$229,883,199	—	$229,883,199
Temporary Cash Investment	—	$272,931	—	$272,931

	—	$633,112,232	—	$633,112,232
Bond Fund
U.S. Government Debt	—	$506,219,557	—	$506,219,557
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$420,049,601	—	$420,049,601

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$15,915,010	—	$15,915,010
Long-Term Corporate Debt	—	$518,244,315	—	$518,244,315
Sovereign Debt	—	$2,947,628	—	$2,947,628
Short-Term Debt Securities	—	$14,700,000	—	$14,700,000
Temporary Cash Investment	—	$74,296	—	$74,296

	—	$1,478,150,407	—	$1,478,150,407

Other Financial Instruments:*

Equity Index Fund	$981,550	—	—	$981,550
All America Fund	$11,955	—	—	$11,955
Mid-Cap Equity Index Fund	$1,922,792	—	—	$1,922,792

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(1)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Six Months Ended June 30, 2019
	Balance December 31, 2018(a)		Change in Unrealized Gains (Losses)	Transfers Into Level 3	Transfers Out of Level 3	Sales	Balance June 30, 2019(a)		Unrealized Gains/(Losses) of Level 3 Assets Held as of June 30, 2019 Included in Statements of Operations
All America Fund	$285,375		—	—	—	—	$285,375		$30,822
Small Cap Value Fund	$3,206,125		—	—	—	—	$3,206,125		$347,256
Small Cap Growth Fund	—	(b)	—	—	—	—	—	(b)	—	(b)
Small Cap Equity Index Fund	—	(c)	—	—	—	—	—	(c)	—	(c)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust, with $0 fair value and unrealized gain (loss).
(c)	Lyondell Basell Industries — contingent value rights, with $0 fair value and unrealized gain (loss).

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of June 30, 2019 and for the six months ended June 30, 2019:

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Assets and Liabilities	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$981,550	$11,955	$1,922,792

Derivatives not accounted for as hedging instruments	Risk Type	Location on Statements of Operations	Equity Index Fund	All America Fund	Mid-Cap Equity Index Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$9,937,517	$244,361	$3,642,842

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$4,143,880	$111,248	$3,738,562

During the six months ended June 30, 2019, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund held futures contracts with average notional amounts of $78,417,069, $2,659,432 and $63,368,370, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Retirement Funds — Each of the Retirement Funds invests in equity (stock) funds and fixed income (bond) funds and targets different percentages to these asset classes. The targets reflect varying emphases on achieving capital appreciation and gains versus preserving capital and producing income, depending on the specific Fund’s time horizon.

The Retirement Funds target their investments in the following underlying funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	Small Cap Equity Index Fund	International Fund	Bond Fund	Mid-Term Bond Fund	Money Market Fund
Retirement Income Fund	20%	5%	—	—	—	—	30%	30%	15%
2010 Retirement Fund	20%	6%	—	—	—	2%	30%	30%	12%
2015 Retirement Fund	22%	8%	1%	1%	—	5%	28%	25%	10%
2020 Retirement Fund	25%	10%	2%	2%	—	8%	26%	22%	5%
2025 Retirement Fund	29%	12%	3%	3%	—	10%	25%	18%	—
2030 Retirement Fund	33%	16%	4%	4%	—	12%	23%	8%	—
2035 Retirement Fund	35%	19%	5%	5%	—	14%	22%	—	—
2040 Retirement Fund	37%	21%	5%	5%	1%	16%	15%	—	—
2045 Retirement Fund	35%	21%	6%	6%	1%	18%	13%	—	—
2050 Retirement Fund	34%	22%	6%	6%	2%	19%	11%	—	—
2055 Retirement Fund	33%	22%	7%	7%	2%	20%	9%	—	—
2060 Retirement Fund	32%	23%	8%	8%	2%	20%	7%	—	—

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

Generally, rebalancing of the Retirement Funds’ holdings is performed on a periodic basis and the mix of underlying Funds is reviewed annually.

Allocation Funds — The Allocation Funds target their investments in the following underlying Funds of the Investment Company in accordance with the percentage allocations noted (unaudited):

	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Growth Fund	Small Cap Value Fund	International Fund	Bond Fund	Mid-Term Bond Fund
Conservative Allocation	25%	5%	—	—	5%	30%	35%
Moderate Allocation	35%	15%	—	—	10%	25%	15%
Aggressive Allocation	35%	20%	5%	5%	15%	20%	—

Generally, rebalancing of the Allocation Funds’ holdings is performed on a periodic basis.

Change in Target Investments — During the year, the Retirement Funds listed below had changes to their target investments. Overall increases (decreases) to the target percentages were as follows (unaudited):

	Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Growth Fund		Small Cap Value Fund		Small Cap Equity Index Fund	International Fund		Bond Fund		Mid-Term Bond Fund	Money Market Fund
2010 Retirement Fund	—		(1%	)	—		—		—	(1%	)	—		—	2%
2015 Retirement Fund	(3%	)	—		—		—		—	—		(2%	)	—	5%
2020 Retirement Fund	(3%	)	—		—		—		—	—		(2%	)	—	5%
2025 Retirement Fund	(2%	)	—		(1%	)	(1%	)	—	—		—		4%	—
2030 Retirement Fund	—		(1%	)	(1%	)	(1%	)	—	—		1%		2%	—
2035 Retirement Fund	—		(1%	)	(1%	)	(1%	)	—	—		3%		—	—
2040 Retirement Fund	2%		1%		(2%	)	(2%	)	1%	—		—		—	—
2045 Retirement Fund	1%		—		(2%	)	(2%	)	1%	2%		—		—	—
2050 Retirement Fund	2%		1%		(3%	)	(3%	)	2%	1%		—		—	—
2055 Retirement Fund	2%		—		(3%	)	(3%	)	2%	2%		—		—	—
2060 Retirement Fund	2%		—		(2%	)	(2%	)	2%	—		—		—	—

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation efforts succeed, such amounts are recorded as income upon collection.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the funds’ net asset values) are made within the funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

1.	SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

As of June 30, 2019, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Each Fund’s federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2019, the Bond, Mid-Term Bond and 2060 Retirement Funds had a capital loss carry forward of $1,626,922, $1,274,200 and $13,264, respectively, to offset net realized capital gains generated after December 31, 2018.

2.	EXPENSES

The Investment Company has an Investment Advisory Agreement with Mutual of America Capital Management LLC (“the Adviser”), an indirect wholly-owned subsidiary of Mutual of America Life. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each fund, at the following annual rates:

Fund	Annual Investment Management Fee
Retirement Funds	.05%
Equity Index, Mid-Cap Equity Index, Small Cap Equity Index, International Funds	.075%
Money Market Fund	.15%
Bond Fund	.39%
All America, Composite, Mid-Term Bond Funds	.40%
Mid Cap Value Fund	.55%
Small Cap Value, Small Cap Growth Funds	.75%

The Retirement and Allocation Funds incur direct investment management expenses of .05% and .00%, respectively. Shareholders in the Allocation and Retirement Funds indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Through December 31, 2014, they also did not incur operating expenses other than those included in each of the underlying funds in which they invest. Commencing January 1, 2015, the expense allocation methodology was modified such that certain non-advisory operating expenses that can be attributed only to the Retirement and Allocation Funds are now charged directly to those Funds. During 2017, Mutual of America reimbursed the applicable funds $492,285 to reflect the change in the operating expense allocation methodology.

Effective January 1, 2015, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the direct non-advisory operating expenses of any Allocation or Retirement Fund (each a “Fund of Funds”) that has less than $50 million in average daily net assets for the prior calendar year. This agreement remains in effect through April 30, 2020 and continues into successive 12 month periods ending April 30 unless i) The Fund of Funds has at least $50 million in average daily net assets for the prior calendar year, ii) the Investment Company gives not less than 30 days written notice to the Adviser, or iii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

Effective July 2, 2018, the Investment Company and the Adviser entered into an agreement under which the Adviser agrees to reimburse the non-advisory operating expenses of the Small Cap Equity Index Fund to the extent that such operating expenses exceed 0.07% of net assets. This agreement remains in effect through April 30, 2021 and continues into successive 12 month periods ending April 30 unless i) the Investment Company gives not less than 30 days written notice to the Adviser, or ii) the Adviser gives 45 days advance notice to the Investment Company before the next May 1 of a given year to terminate the agreement. In that case, the agreement will terminate on the next May 1 following the written notice.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

3.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2019, were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Cost of investment purchases	$65,014,956	$32,992,131	$119,217,247	$185,344,061	$16,402,028

Proceeds from sales of investments	$36,456,216	$43,451,055	$95,436,007	$159,121,682	$8,518,125

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Cost of investment purchases	$6,243,532	$90,526,378	$48,019,791	$33,397,716	$7,239,167

Proceeds from sales of investments	$6,716,066	$69,159,355	$—	$37,802,051	$7,655,484

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Cost of investment purchases	$2,521,594	$7,146,887	$34,995,501	$58,746,956	$53,795,937

Proceeds from sales of investments	$3,146,133	$14,204,690	$34,552,691	$30,272,976	$20,989,356

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Cost of investment purchases	$44,862,234	$35,066,759	$28,787,911	$30,619,722	$21,766,912

Proceeds from sales of investments	$14,825,385	$8,402,185	$8,136,061	$5,087,292	$275,715

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Cost of investment purchases	$8,329,095	$8,615,846	$7,151,947	$3,375,998	$—

Proceeds from sales of investments	$147,623	$7,484,803	$11,044,173	$7,567,721	$—

	Mid-Term Bond Fund	Bond Fund
Cost of investment purchases	$76,941,945	$180,319,238

Proceeds from sales of investments	$34,592,024	$93,825,123

The cost of short-term security purchases for the Money Market Fund for the six months ended June 30, 2019, was $944,170,882; proceeds from sales for the same period were $950,544,666.

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2019 for each of the funds were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Unrealized Appreciation	$1,377,522,305	$97,555,876	$79,023,465	$107,368,208	$1,718,856
Unrealized Depreciation	(82,100,037)	(14,389,597)	(32,480,223)	(38,374,833)	(3,327,481)

Net	$1,295,422,268	$83,166,279	$46,543,242	$68,993,375	$(1,608,625)

Tax Cost of Investments	$1,786,316,830	$215,362,395	$440,027,252	$500,071,941	$28,567,460

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

3.	INVESTMENTS (CONTINUED)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Unrealized Appreciation	$22,885,195	$379,547,938	$39,202,240	$27,403,512	$6,070,290
Unrealized Depreciation	(4,621,984)	(111,248,456)	(3,725,661)	(3,824,037)	(701,586)

Net	$18,263,211	$268,299,482	$35,476,579	$23,579,475	$5,368,704

Tax Cost of Investments	$74,272,435	$1,250,699,490	$578,778,657	$162,448,022	$103,615,729

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Unrealized Appreciation	$1,578,127	$12,190,597	$53,009,650	$85,764,033	$84,271,334
Unrealized Depreciation	(175,471)	(678,240)	(1,197,525)	(1,556,741)	(1,249,328)

Net	$1,402,656	$11,512,357	$51,812,125	$84,207,292	$83,022,006

Tax Cost of Investments	$24,019,869	$133,783,987	$522,932,866	$745,367,369	$654,916,561

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Unrealized Appreciation	$77,795,386	$67,518,736	$78,263,586	$30,998,442	$3,532,721
Unrealized Depreciation	(792,023)	(987,672)	(418,222)	(1,578,169)	(803,179)

Net	$77,003,363	$66,531,064	$77,845,364	$29,420,273	$2,729,542

Tax Cost of Investments	$539,971,346	$436,788,030	$449,485,779	$326,480,706	$100,685,504

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Unrealized Appreciation	$570,150	$11,409,303	$62,864,728	$59,241,076	$12
Unrealized Depreciation	(5,711)	(907,944)	(2,070,747)	(1,698,995)	0

Net	$564,439	$10,501,359	$60,793,981	$57,542,081	$12

Tax Cost of Investments	$12,569,247	$154,324,714	$351,475,727	$248,345,239	$205,842,952

	Mid-Term Bond Fund	Bond Fund
Unrealized Appreciation	$12,682,120	$44,588,744
Unrealized Depreciation	(2,434,023)	(6,399,012)

Net	$10,248,097	$38,189,732

Tax Cost of Investments	$622,864,135	$1,439,960,675

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

3.	INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during the six month period ended June 30, 2019 were as follows:

Affiliated Investment Company	Value as of December 31, 2018	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2019
Retirement Income Fund
Bond Fund	$31,350,358	$1,721,749	$(30,052)	$1,774,247	$(1,846,645)	$32,969,657
Equity Index Fund	20,880,576	1,147,833	513,583	3,286,816	(2,731,097)	23,097,711
Mid-Cap Equity Index Fund	4,826,371	286,959	(3,106)	861,945	(307,774)	5,664,395
Mid-Term Bond Fund	31,395,838	1,942,166	(32,969)	1,445,714	(2,055,898)	32,694,851
Money Market Fund	12,978,408	2,140,460	17,604	135,418	(714,070)	14,557,820

Total	$101,431,551	$7,239,167	$465,060	$7,504,140	$(7,655,484)	$108,984,434

2010 Retirement Fund
Bond Fund	$6,965,555	$1,106,478	$(5,993)	$405,028	$(793,840)	$7,677,228
Equity Index Fund	5,171,070	404,318	193,951	732,945	(1,029,226)	5,473,058
International Fund	656,485	55,267	6,689	77,946	(66,529)	729,858
Mid-Cap Equity Index Fund	1,683,552	136,131	(3,373)	298,104	(172,374)	1,942,040
Mid-Term Bond Fund	7,199,651	606,478	(19,766)	341,880	(793,840)	7,334,403
Money Market Fund	2,317,511	212,922	7,213	18,617	(290,324)	2,265,939

Total	$23,993,824	$2,521,594	$178,721	$1,874,520	$(3,146,133)	$25,422,526

2015 Retirement Fund
Bond Fund	$39,231,397	$2,632,773	$51,586	$2,120,007	$(2,704,363)	$41,331,400
Equity Index Fund	38,020,450	519,781	2,927,901	3,911,020	(7,215,607)	38,163,545
International Fund	5,047,115	107,343	27,504	617,953	(460,234)	5,339,681
Mid-Cap Equity Index Fund	12,980,568	171,751	146,793	2,150,319	(736,375)	14,713,056
Mid-Term Bond Fund	34,870,510	536,723	(82,586)	1,608,613	(2,301,173)	34,632,087
Money Market Fund	5,925,624	3,135,578	14,554	59,787	(602,844)	8,532,699
Small Cap Growth Fund	1,193,714	21,469	(1,883)	202,562	(92,047)	1,323,815
Small Cap Value Fund	1,189,654	21,469	(13,033)	154,018	(92,047)	1,260,061

Total	$138,459,032	$7,146,887	$3,070,836	$10,824,279	$(14,204,690)	$145,296,344

2020 Retirement Fund
Bond Fund	$138,844,588	$7,962,681	$(55,084)	$7,895,909	$(4,793,763)	$149,854,331
Equity Index Fund	161,411,500	4,924,651	9,696,104	19,863,226	(21,733,267)	174,162,214
International Fund	32,679,965	2,439,641	190,651	4,102,486	(1,404,215)	38,008,528
Mid-Cap Equity Index Fund	52,984,517	1,799,550	490,904	8,973,439	(1,755,269)	62,493,141
Mid-Term Bond Fund	109,028,894	6,959,010	(131,156)	5,127,483	(3,861,592)	117,122,639
Money Market Fund	—	10,190,148	359	32,522	(302,477)	9,920,552
Small Cap Growth Fund	10,135,635	359,910	55,391	1,664,009	(351,054)	11,863,891
Small Cap Value Fund	10,106,598	359,910	40,661	1,163,580	(351,054)	11,319,695

Total	$515,191,697	$34,995,501	$10,287,830	$48,822,654	$(34,552,691)	$574,744,991

2025 Retirement Fund
Bond Fund	$171,714,563	$15,936,739	$143,860	$9,797,382	$(2,818,244)	$194,774,300
Equity Index Fund	245,923,223	12,004,321	10,004,359	35,451,351	(20,391,021)	282,992,233
International Fund	59,628,675	5,974,697	291,763	7,622,683	(1,127,298)	72,390,520
Mid-Cap Equity Index Fund	88,372,118	4,769,634	968,316	14,909,574	(3,352,757)	105,666,885
Mid-Term Bond Fund	92,132,487	17,199,045	(74,567)	4,554,333	(1,785,420)	112,025,878
Small Cap Growth Fund	26,810,524	1,431,260	43,763	4,524,695	(399,118)	32,411,124
Small Cap Value Fund	25,261,912	1,431,260	69,305	2,950,362	(399,118)	29,313,721

Total	$709,843,502	$58,746,956	$11,446,799	$79,810,380	$(30,272,976)	$829,574,661

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2018	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2019

2030 Retirement Fund
Bond Fund	$134,127,220	$13,447,762	$4,857	$7,843,220	$(1,103,446)	$154,319,613
Equity Index Fund	228,698,115	12,472,659	9,043,358	33,469,375	(17,646,487)	266,037,020
International Fund	64,926,507	5,535,513	144,734	8,517,521	(598,723)	78,525,552
Mid-Cap Equity Index Fund	106,523,484	6,292,653	221,624	19,004,871	(842,403)	131,200,229
Mid-Term Bond Fund	25,579,948	12,533,068	(6,539)	1,420,683	(310,937)	39,216,223
Small Cap Growth Fund	29,296,116	1,757,142	43,650	4,963,268	(243,680)	35,816,496
Small Cap Value Fund	27,962,582	1,757,140	61,342	3,286,050	(243,680)	32,823,434

Total	$617,113,972	$53,795,937	$9,513,026	$78,504,988	$(20,989,356)	$737,938,567

2035 Retirement Fund
Bond Fund	$89,342,727	$15,845,955	$13,042	$5,378,851	$(756,517)	$109,824,058
Equity Index Fund	200,390,982	11,851,782	5,979,690	31,259,990	(11,338,885)	238,143,559
International Fund	60,289,779	6,740,713	61,423	7,995,593	(535,554)	74,551,954
Mid-Cap Equity Index Fund	102,221,496	6,635,070	163,971	18,274,902	(755,179)	126,540,260
Small Cap Growth Fund	29,156,744	1,894,357	237,077	4,767,677	(1,219,625)	34,836,230
Small Cap Value Fund	28,047,202	1,894,357	44,437	3,312,277	(219,625)	33,078,648

Total	$509,448,930	$44,862,234	$6,499,640	$70,989,290	$(14,825,385)	$616,974,709

2040 Retirement Fund
Bond Fund	$56,195,340	$7,435,014	$7,932	$3,327,530	$(435,328)	$66,530,488
Equity Index Fund	160,745,248	10,567,408	3,294,410	26,669,422	(6,018,680)	195,257,808
International Fund	56,365,772	6,730,681	129,689	7,417,437	(464,349)	70,179,230
Mid-Cap Equity Index Fund	82,489,656	6,022,873	147,055	14,749,422	(581,894)	102,827,112
Small Cap Equity Index Fund	—	609,522	(81)	(14,792)	(1,458)	593,191
Small Cap Growth Fund	28,459,719	1,850,630	101,428	4,767,769	(700,238)	34,479,308
Small Cap Value Fund	28,405,629	1,850,631	22,334	3,373,601	(200,238)	33,451,957

Total	$412,661,364	$35,066,759	$3,702,767	$60,290,389	$(8,402,185)	$503,319,094

2045 Retirement Fund
Bond Fund	$50,385,633	$6,027,429	$20,837	$2,956,377	$(342,688)	$59,047,588
Equity Index Fund	166,317,843	7,994,447	3,265,784	27,636,543	(5,902,715)	199,311,902
International Fund	60,354,007	5,879,180	48,680	7,994,761	(434,677)	73,841,951
Mid-Cap Equity Index Fund	93,187,217	4,890,461	160,634	16,619,869	(553,573)	114,304,608
Small Cap Equity Index Fund	—	576,558	(248)	(15,189)	(6,454)	554,667
Small Cap Growth Fund	34,445,818	1,709,918	104,322	5,779,689	(697,977)	41,341,770
Small Cap Value Fund	33,424,440	1,709,918	26,359	3,965,917	(197,977)	38,928,657

Total	$438,114,958	$28,787,911	$3,626,368	$64,937,967	$(8,136,061)	$527,331,143

2050 Retirement Fund
Bond Fund	$26,895,175	$4,065,669	$(4,223)	$1,612,843	$(257,102)	$32,312,362
Equity Index Fund	101,884,607	9,130,672	765,153	18,308,973	(2,748,810)	127,340,595
International Fund	45,368,733	6,122,729	(17,072)	6,105,808	(421,151)	57,159,047
Mid-Cap Equity Index Fund	60,834,727	5,958,823	(24,434)	11,017,890	(491,270)	77,295,736
Small Cap Equity Index Fund	—	962,362	(4)	(20,523)	(877)	940,958
Small Cap Growth Fund	25,764,072	2,189,733	(31,929)	4,438,691	(959,041)	31,401,526
Small Cap Value Fund	24,543,579	2,189,734	(55,148)	2,981,631	(209,041)	29,450,755

Total	$285,290,893	$30,619,722	$632,343	$44,445,313	$(5,087,292)	$355,900,979

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

3.	INVESTMENTS (CONTINUED)

Affiliated Investment Company	Value as of December 31, 2018	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2019

2055 Retirement Fund
Bond Fund	$6,743,960	$1,947,772	$(108)	$436,045	$(13,564)	$9,114,105
Equity Index Fund	23,382,110	6,861,775	3,957	4,655,051	(46,828)	34,856,065
International Fund	11,782,573	4,048,327	1,141	1,686,962	(27,236)	17,491,767
Mid-Cap Equity Index Fund	15,142,836	4,761,220	(4,221)	2,872,707	(33,157)	22,739,385
Small Cap Equity Index Fund	—	277,780	—	(994)	(106)	276,680
Small Cap Growth Fund	6,618,049	1,935,019	16,817	1,151,696	(139,912)	9,581,669
Small Cap Value Fund	6,626,777	1,935,019	(3,276)	811,767	(14,912)	9,355,375

Total	$70,296,305	$21,766,912	$14,310	$11,613,234	$(275,715)	$103,415,046

2060 Retirement Fund
Bond Fund	$309,880	$574,288	$42	$34,744	$(1,584)	$917,370
Equity Index Fund	1,216,545	2,518,535	(142)	346,609	(7,236)	4,074,311
International Fund	823,359	1,640,818	(359)	165,105	(4,524)	2,624,399
Mid-Cap Equity Index Fund	906,374	1,886,942	(805)	224,559	(5,203)	3,011,867
Small Cap Equity Index Fund	—	182,309	(26)	(3,006)	(450)	178,827
Small Cap Growth Fund	392,428	763,102	(305)	82,691	(1,813)	1,236,103
Small Cap Value Fund	396,802	763,101	(11,669)	69,388	(126,813)	1,090,809

Total	$4,045,388	$8,329,095	$(13,264)	$920,090	$(147,623)	$13,133,686

Conservative Allocation Fund
Bond Fund	$46,783,620	$2,584,754	$886	$2,609,999	$(2,245,441)	$49,733,818
Equity Index Fund	35,543,339	2,153,962	661,912	5,945,657	(1,871,201)	42,433,669
International Fund	6,608,221	430,792	(15,067)	887,084	(374,240)	7,536,790
Mid-Cap Equity Index Fund	6,694,219	430,792	23,068	1,187,404	(374,240)	7,961,243
Mid-Term Bond Fund	54,311,229	3,015,546	(125,048)	2,578,507	(2,619,681)	57,160,553

Total	$149,940,628	$8,615,846	$545,751	$13,208,651	$(7,484,803)	$164,826,073

Moderate Allocation Fund
Bond Fund	$99,578,388	$1,787,988	$69,850	$5,459,393	$(2,761,044)	$104,134,575
Equity Index Fund	127,083,025	2,503,181	1,835,672	21,484,892	(3,865,461)	149,041,309
International Fund	33,756,494	715,195	(37,789)	4,435,193	(1,104,417)	37,764,676
Mid-Cap Equity Index Fund	51,271,559	1,072,791	594,910	8,510,282	(1,656,625)	59,792,917
Mid-Term Bond Fund	59,448,693	1,072,792	26,785	2,644,587	(1,656,626)	61,536,231

Total	$371,138,159	$7,151,947	$2,489,428	$42,534,347	$(11,044,173)	$412,269,708

Aggressive Allocation Fund
Bond Fund	$60,094,565	$675,199	$17,628	$3,302,122	$(1,513,544)	$62,575,970
Equity Index Fund	95,958,921	1,181,601	1,434,589	16,144,710	(2,648,703)	112,071,118
International Fund	38,220,984	506,399	(41,716)	5,013,614	(1,135,158)	42,564,123
Mid-Cap Equity Index Fund	51,635,080	675,199	552,733	8,619,288	(1,513,544)	59,968,756
Small Cap Growth Fund	12,637,489	168,800	116,383	2,018,779	(378,386)	14,563,065
Small Cap Value Fund	12,830,158	168,800	171,565	1,352,151	(378,386)	14,144,288

Total	$271,377,197	$3,375,998	$2,251,182	$36,450,664	$(7,567,721)	$305,887,320

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

4.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2019, shares authorized were allocated into the 27 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
Equity Index Fund	900,000,000
All America Fund	200,000,000
Small Cap Value Fund	425,000,000
Small Cap Growth Fund	570,000,000
Small Cap Equity Index Fund	200,000,000
Mid Cap Value Fund	100,000,000
Mid-Cap Equity Index Fund	850,000,000
International Fund	975,000,000
Composite Fund	150,000,000
Retirement Income Fund	220,000,000
2010 Retirement Fund	50,000,000
2015 Retirement Fund	200,000,000
2020 Retirement Fund	665,000,000
2025 Retirement Fund	925,000,000
2030 Retirement Fund	815,000,000
2035 Retirement Fund	745,000,000
2040 Retirement Fund	585,000,000
2045 Retirement Fund	525,000,000
2050 Retirement Fund	370,000,000
2055 Retirement Fund	200,000,000
2060 Retirement Fund	100,000,000
Conservative Allocation Fund	165,000,000
Moderate Allocation Fund	320,000,000
Aggressive Allocation Fund	215,000,000
Money Market Fund	425,000,000
Mid-Term Bond Fund	790,000,000
Bond Fund	1,425,000,000

Sub-Total	13,110,000,000
Shares to be allocated at the discretion of the Board of Directors	1,640,000,000

Total	14,750,000,000

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

On August 28, 2018 and August 30, 2018, required distributions of net investment income and, as applicable, net realized gains relating to 2017 were declared and paid for all applicable funds in accordance with Internal Revenue Code Section 855(a). No such distributions were required for the Small Cap Equity Index Fund and the 2060 Retirement Fund.

On December 27, 2018, required dividend distribution from net investment income was declared and paid for the Small Cap Equity Index Fund.

The Funds of Mutual of America Investment Corporation intend to declare and pay their respective tax year 2018 investment company taxable income and capital gains in 2019 in accordance with Internal Revenue Section 855(a).

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

Pursuant to shareholders’ instructions, substantially all dividend distributions throughout 2019 and 2018 were immediately reinvested into their respective funds. The tax character of the distributions paid during 2019 and 2018 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Ordinary Income (a)
2019	$0	$0	$0	$0	$0
2018	$50,954,024	$6,759,221	$7,840,591	$3,494,643	$136,423
Long-Term Capital Gains
2019	$0	$0	$0	$0	$0
2018	$56,058,789	$13,677,187	$35,888,408	$36,222,538	$0
Return of Capital
2019	$0	$0	$0	$0	$0
2018	$0	$0	$0	$0	$965

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Fund
Ordinary Income (a)
2019	$0	$0	$0	$0	$0
2018	$2,211,470	$23,927,995	$12,148,302	$7,731,743	$1,751,326
Long-Term Capital Gains
2019	$0	$0	$0	$0	$0
2018	$6,713,062	$85,503,007	$0	$10,415,744	$1,339,242

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Ordinary Income (a)
2019	$0	$0	$0	$0	$0
2018	$490,991	$2,885,898	$9,311,834	$11,340,011	$9,023,183
Long-Term Capital Gains
2019	$0	$0	$0	$0	$0
2018	$1,055,110	$6,098,811	$14,464,758	$23,373,515	$19,726,249

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Ordinary Income (a)
2019	$0	$0	$0	$0	$0
2018	$7,120,325	$5,677,938	$6,218,541	$3,442,823	$366,872
Long-Term Capital Gains
2019	$0	$0	$0	$0	$0
2018	$16,266,812	$12,891,559	$15,787,067	$6,634,382	$542,019

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Ordinary Income (a)
2019	$0	$0	$0	$0	$0
2018	$0	$3,300,748	$7,438,128	$5,093,663	$462,689
Long-Term Capital Gains
2019	$0	$0	$0	$0	$0
2018	$0	$6,677,611	$20,403,614	$16,696,924	$0

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	Mid-Term Bond Fund	Bond Fund
Ordinary Income (a)
2019	$0	0
2018	$12,347,782	$34,954,410
Long-Term Capital Gains
2019	$0	$0
2018	$77,266	$0

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of June 30, 2019, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Small Cap Equity Index Fund
Accumulated undistributed net investment income	$84,897,772	$5,788,827	$7,580,694	$996,198	$279,067
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$85,007,036	$30,377,253	$35,584,192	$60,321,198	$1,934
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,295,422,268	$83,166,279	$46,543,242	$68,993,375	$(1,608,625)

	Mid Cap Value Fund	Mid-Cap Equity Index Fund	International Fund	Composite Fund	Retirement Income Fund
Accumulated undistributed net investment income	$2,097,885	$36,551,566	$25,792,813	$6,031,464	$1,908,444
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,252,858	$132,709,345	$0	$9,926,280	$2,391,064
Net unrealized appreciation (depreciation) of investments and futures contracts	$18,263,211	$268,299,482	$35,476,579	$23,579,475	$5,368,704

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund
Accumulated undistributed net investment income	$476,056	$2,895,917	$10,744,694	$14,104,082	$11,887,199
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$928,320	$9,580,295	$34,522,988	$41,940,087	$35,681,227
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,402,656	$11,512,357	$51,812,125	$84,207,292	$83,022,006

	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund
Accumulated undistributed net investment income	$9,486,781	$7,589,088	$8,048,993	$5,028,164	$1,071,155
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$29,086,842	$20,567,174	$24,547,912	$11,504,271	$2,297,226
Net unrealized appreciation (depreciation) of investments and futures contracts	$77,003,363	$66,531,064	$77,845,364	$29,420,273	$2,729,542

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2019

5.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (CONTINUED)

	2060 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund	Money Market Fund
Accumulated undistributed net investment income	$13,446	$3,384,999	$8,202,249	$5,732,958	$4,522,291
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$10,206	$4,443,973	$19,226,216	$19,535,692	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$564,439	$10,501,359	$60,793,981	$57,542,081	$12

	Mid-Term Bond Fund	Bond Fund
Accumulated undistributed net investment income	$20,922,188	$57,197,518
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$(1,274,200)	$(1,626,922)
Net unrealized appreciation (depreciation) of investments and futures contracts	$10,248,097	$38,189,732

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, partnerships, corporate actions and futures contracts.

6.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Funds’ policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Management is currently evaluating the impact and implications of the provisions of the ASU to the Funds, which have not yet been determined.

MUTUAL OF AMERICA INVESTMENT CORPORATION

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Mutual of America Investment Corporation’s (“Investment Company”) Fund portfolio holdings as of June 30, 2019. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q or, starting in 2019, on Form N-PORT and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q, N-PORT and N-CSR are available on the SEC’s website at http://www.sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 1-800-468-3785. It is also available on the SEC’s website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019 is available without charge by calling 1-800-468-3785. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn A. Lu

Executive Vice President and Chief Compliance Officer

Mutual of America Investment Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of Investment Advisory Agreements

At its meeting held on February 28, 2019, the Board of Directors of the Investment Company renewed for a one-year period the investment advisory agreement with Mutual of America Capital Management Corporation (the “Adviser”). The Board determined that renewing the agreement with the Adviser was in the best interest of the Investment Company based on the following considerations which are further enumerated below. The Board concluded that Mutual of America Capital Management Corporation has performed extensive services for the Investment Company and has demonstrated satisfactory performance, that its fee is reasonable in comparison to fees charged for similar services to similar funds by other advisers, that the method of calculating the fee is reasonable, that the Adviser has not made excessive profits from the contract and the fee levels reflect that the Funds are appropriately benefiting from economies of scale.

Nature, Extent and Quality of Services

The Board considered the depth of experience and organizational structure of the Adviser. At December 31, 2018, the Adviser had approximately $17 billion of assets under management. The individual portfolio managers that oversee the investment performance of each of the Investment Company’s Funds have extensive experience and knowledge of the specific markets in which they participate. The Adviser adheres to a strict best execution policy which requires it to select broker/dealers based on their ability to execute trades at a favorable and reasonable price. All else being equal, the Advisor will also consider any research that the broker/dealers may provide. The Adviser maintains a highly qualified staff of research analysts and quantitative analysts who assist in the implementation of the disciplined investment policies employed by the portfolio managers to enhance stock selection and manage risk in the portfolios. The Adviser’s quantitative analysts have developed proprietary models that result in daily risk and attribution reports as well as information on stock movements, to enable the portfolio managers to make fully informed decisions on stock selection and to constantly evaluate the structure of each portfolio. When purchasing research and other services, the Adviser uses its own funds to purchase such services from recognized firms that are utilized by the research staff. The Adviser also receives research services from broker/dealers which are utilized to benefit the Funds. The Board was aware of the receipt of these research services when it considered renewing the advisory agreement with the Adviser. The Adviser, at no cost, provides services beyond those set forth in the advisory agreement, such as assistance in the preparation of marketing materials and attendance at client and prospect meetings.

Investment Performance

The Board considered the short- and long-term performance of the Funds. During 2018, the vast majority of the Funds demonstrated gross performance that was above their benchmarks, when considering minimal tracking error. Performance has continued to improve over the past number of years due to changes made in the Adviser’s investment process and personnel, including the creation of the quantitative research group mentioned above.

Cost and Profit

The Board compared the advisory fees charged to each Fund by the Adviser with fees of numerous similar funds. In the case of each Fund, the Adviser’s fee compared favorably with fees charged by other advisers. Finally, the Adviser has not shown excessively high profits from the fees it is paid by the Investment Company.

Economies of Scale

The Board concluded that the reasonableness of the Adviser’s fees, particularly when compared to fees of similar funds that, in most cases, are many times the asset size of the Funds of the Investment Company demonstrates the fact that the Funds are benefiting from economies of scale. The Adviser utilizes the resources at its disposal efficiently. Its fees reflect cost savings and expense discounts, if any, that it realizes from volume increases.

MUTUAL OF AMERICA

LIFE INSURANCE COMPANY

320 PARK AVENUE

NEW YORK, NY 10022-6839

www.mutualofamerica.com

320 PARK AVENUE

NEW YORK NY 10022-6839

ADDRESS SERVICE REQUESTED

You can receive these and other important documents electronically. Sign up for eDocuments and we’ll waive the monthly participant charge. Find out more at mutualofamerica.com or call 1-800-468-3785.

M100-MOA

ITEM 2.	CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	Not applicable. The complete Schedules of Investment are included as part of the Reports to Stockholders in Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

Attached hereto:

(a) (1) Not applicable to semi-annual report.

(2) Exhibit 99.CERT	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b) Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Investment Corporation

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	September 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JAMES J. ROTH
James J. Roth
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Investment Corporation

Date:	September 6, 2019

By:	/s/ CHRIS W. FESTOG
Chris W. Festog
Senior Executive Vice President,
Chief Financial Officer and Treasurer of
Mutual of America Investment Corporation

Date:	September 6, 2019